UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 17

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2016

Date of reporting period:	7/31/2016

Item 1. Schedule of Investments

Prudential Short Duration Multi-Sector Bond Fund

Schedule of Investments

as of July 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.0%
ASSET-BACKED SECURITIES — 28.5%
Collateralized Loan Obligations — 14.1%
AIMCO CLO (Cayman Islands), Series 2014-AA, Class A, 144A	2.236	%(a)	07/20/26	400	$400,283
AIMCO CLO (Cayman Islands), Series 2014-AA, Class B2, 144A	4.580%		07/20/26	500	497,298
AIMCO CLO (Cayman Islands), Series 2015-AA, Class A1, 144A	2.380	%(a)	01/15/28	500	497,416
Anchorage Capital CLO 3 Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	2.243	%(a)	04/28/16	800	799,943
Anchorage Capital CLO 3 Ltd. (Cayman Islands), Series 2014-3A, Class A2A, 144A	2.993	%(a)	04/28/16	250	250,720
ARES XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.780	%(a)	04/15/25	500	495,298
Atlas Senior Loan Fund VI CLO Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	2.220	%(a)	10/15/26	250	250,178
Atrium X (Cayman Islands), Series 10A, Class A, 144A	1.799	%(a)	07/16/25	250	247,590
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.102	%(a)	10/22/25	250	247,684
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	2.179	%(a)	04/17/26	500	497,999
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A2A, 144A	2.829	%(a)	04/17/26	500	488,493
Battalion CLO VI Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	2.129	%(a)	10/17/26	250	246,437
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.209	%(a)	04/18/27	500	495,949
Bean Creek CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.257	%(a)	01/20/28	250	248,766
Benefit Street Partners CLO V Ltd. (Cayman Islands), Series 2014-VA, Class A, 144A	2.296	%(a)	10/20/26	250	249,333
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	2.209	%(a)	07/18/27	250	249,894
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class A1, 144A	1.926	%(a)	02/14/25	250	248,815
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1A, 144A	2.194	%(a)	07/27/26	500	498,830
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.246	%(a)	04/20/26	800	798,428
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	2.189	%(a)	10/18/26	250	248,690
Catamaran CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.252	%(a)	04/22/27	750	744,943
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.130	%(a)	07/15/26	250	249,830
Highbridge Loan Management Ltd. (Cayman Islands), Series 6A-2015, Class A, 144A	2.083	%(a)	05/05/27	250	248,400
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.280%		01/25/27	350	347,861
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.220	%(a)	04/15/27	400	397,148
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.216	%(a)	05/15/26	250	249,104
Madison Park Funding IX Ltd. (Cayman Islands), Series 2012-9A, Class AR, 144A	1.916	%(a)	08/15/22	500	498,120
Magnetite CLO VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	2.160	%(a)	04/15/26	450	449,630

Magnetite CLO XI Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	2.129	%(a)	01/18/27	250	249,281
Mill Creek II CLO Ltd., Series 2016-1A, Class A, 144A	2.340	%(a)	04/20/28	250	250,034
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A	2.140	%(a)	07/15/27	500	494,348
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.154	%(a)	05/21/27	250	247,953
Regatta III Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.200	%(a)	04/15/26	450	450,198
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.125	%(a)	07/25/26	250	247,317
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350%		07/17/26	500	492,971
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.730	%(a)	04/15/25	350	344,495
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.730%		04/18/26	300	298,886
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.322	%(a)	01/22/27	750	750,574
Treman Park CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.196	%(a)	04/20/27	250	250,000
Tryon Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.800	%(a)	07/15/25	250	247,557
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.196	%(a)	04/20/26	800	795,790

					16,262,484

Non-Residential Mortgage-Backed Securities — 3.2%
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	300	308,805
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21	500	508,814
Hertz Vehicle Financing LLC, Series 2016-2A, Class A, 144A	2.950%		03/25/22	400	409,929
ICG US CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.846	%(a)	04/20/26	400	392,863
OneMain Financial Issuance Trust, Series 2015-1A, Class A, 144A	3.190%		03/18/26	500	506,603
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	500	501,699
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 144A	4.320%		07/18/25	200	198,730
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/18/29	300	308,503
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	500	504,261

					3,640,207

Residential Mortgage-Backed Securities — 11.2%
ABFC Trust, Series 2003-AHL1, Class A1	4.184	%(a)	03/25/33	142	141,385
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	1.538	%(a)	12/25/33	261	247,647
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE7, Class M1	1.456	%(a)	12/15/33	193	181,151
Banc of America Funding Trust, Series 2015-R6, Class 1A1, 144A	0.643	%(a)	08/25/36	429	394,682
Bayview Opportunity Master Fund IIIB NPL Trust, Series 2015-NPLA, Class A, 144A	3.721	%(a)	07/28/35	370	368,678

Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE6, Class M1	1.343	%(a)	08/25/34	318	296,765
Bear Stearns Asset-Backed Securities Trust, Series 2003-2, Class A3	1.988	%(a)	03/25/43	416	407,837
Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M1	1.343	%(a)	06/25/34	1,008	879,377
Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	2.785	%(a)	09/25/47	116	103,871
Countrywide Asset-Backed Certificates, Series 2003-BC2, Class 2A1	1.088	%(a)	06/25/33	121	104,905
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1(b)	1.988	%(a)	02/25/25	45	44,769
Fannie Mae Connecticut Avenue Securities, Series 2016-C03, Class 2M1(b)	2.688	%(a)	10/25/28	295	298,717
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1(b)	2.376	%(a)	01/25/29	150	150,489
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M2(b)	3.338	%(a)	04/25/28	250	258,028
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2(b)	2.738	%(a)	11/25/28	250	253,382
Fremont Home Loan Trust, Series 2004-2, Class M1	1.343	%(a)	07/25/34	615	540,608
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	0.593	%(a)	01/25/37	340	326,227
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A	0.593	%(a)	01/25/37	125	99,511
Home Equity Asset Trust, Series 2003-8, Class M1	1.568	%(a)	04/25/34	767	704,036
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A^(c)	2.467	%(a)	12/01/21	193	189,734
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A^(c)	2.467	%(a)	05/01/20	552	541,211
LSTAR Securities Investment Trust, Series 2015-7, Class A, 144A	2.467	%(a)	07/01/20	837	826,481
LSTAR Securities Investment Trust, Series 2015-8, Class A1, 144A	2.467	%(a)	08/01/20	325	319,082
LSTAR Securities Investment Trust, Series 2016-2, Class A, 144A	2.467	%(a)	03/01/21	237	232,691
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.508	%(a)	10/25/33	338	319,522
Option One Mortgage Accep. Corp. Asset-Backed Certificates, Series 2003-3, Class A2	1.088	%(a)	06/25/33	424	397,598
Option One Mortgage Accep. Corp. Asset-Backed Certificates, Series 2003-4, Class A2	1.128	%(a)	7/25/33	425	395,362
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	2.914	%(a)	12/25/34	543	525,796
Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3	1.188	%(a)	04/25/33	278	270,049
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC9, Class 3A3	1.188	%(a)	08/25/33	234	230,993
Structured Asset Investment Loan Trust, Series 2004-8, Class A8	1.488	%(a)	09/25/34	1,342	1,269,519
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 144A	4.250%		04/25/46	271	273,083
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375	%(a)	02/25/55	370	367,410
VOLT XXXVII LLC, Series 2015-NP11, Class A1, 144A	3.625	%(a)	07/25/45	994	991,878

					12,952,474

TOTAL ASSET-BACKED SECURITIES (cost $32,834,694)					32,855,165

BANK LOANS(a) — 3.0%
Automobiles — 0.3%
Chrysler Group LLC, Term Loan	3.250%		12/31/18	288	287,822

Chemicals — 0.1%
MacDermid, Inc., Term Loan	5.500%		06/07/20	99	99,043

Commercial Services & Supplies — 0.1%
TransUnion LLC, Term Loan	3.500%		04/09/21	169	168,743

Electric — 0.3%
NRG Engergy, Inc.	3.500%		06/30/23	289	288,095

Health Care Providers & Services — 0.3%
Community Health Systems, Inc., Term Loan	3.924%		12/31/18	306	302,779

Hotels, Restaurants & Leisure — 0.1%
B.C. Unlimited Liability Co., Term Loan B	3.750%		12/10/21	75	75,400

IT Services — 0.4%
Vantiv LLC, Term Loan	2.406%		06/13/19	450	446,250

Media — 0.4%
Charter Communications Operating LLC, Term Loan	3.000%		07/01/20	487	487,361

Media & Entertainment — 0.4%
Nielsen Finance LLC	2.724%		05/30/17	497	497,248

Pharmaceuticals — 0.1%
Capsugel Holdings U.S., Inc.	4.000%		07/31/21	154	154,243

Retailers — 0.1%
Rite Aid Corp., Term Loan	4.875%		06/21/21	150	150,235

Technology — 0.4%
Dell International LLC	3.640	%(f)	12/31/18	525	514,937

TOTAL BANK LOANS (cost $3,462,950)					3,472,156

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.7%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45	432	433,025
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.573	%(a)	04/10/49	39	40,082
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51	200	206,803
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966%		08/10/33	300	324,090
CGGS Commercial Mortgage Trust, Series 2016-RNDB, Class BFL, 144A	2.781	%(a)	02/15/33	800	808,573
Citigroup Commercial Mortgage Trust, Series 2013-GC11, Class A2	1.987%		04/10/46	250	251,676
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%		05/10/47	250	273,818
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4	3.209%		05/10/49	500	532,911
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.314%		04/10/49	100	107,510
Commercial Mortgage Trust, Series 2012-CR1, Class XA, IO	2.031	%(a)	05/15/45	1,290	104,275
Commercial Mortgage Trust, Series 2013-CR10, Class A2	2.972%		08/10/46	250	256,766
Commercial Mortgage Trust, Series 2013-CR7, Class A1	0.716%		03/10/46	25	25,043

Commercial Mortgage Trust, Series 2014-CR15, Class XB, IO, 144A	0.024	%(a)	02/10/47	157,461	235,404
Commercial Mortgage Trust, Series 2014-UBS5, Class A4	3.838%		09/10/47	400	442,071
Commercial Mortgage Trust, Series 2015-CR26, Class A4	3.630%		10/10/48	150	164,285
Commercial Mortgage Trust, Series 2015-LC21, Class A4	3.708%		07/10/48	300	331,777
Commercial Mortgage Trust, Series 2015-PC1, Class A5	3.902%		07/10/50	200	222,513
Commercial Mortgage Trust, Series 2016-DC2, Class A5	3.765%		02/10/49	350	389,125
Commercial Mortgage Trust Pass-Through Certificates, Series 2012-CR3, Class A1	0.666%		10/15/45	10	10,479
Commercial Mortgage Trust Pass-Through Certificates, Series 2014-UBS2, Class XB, IO, 144A	0.139	%(a)	03/10/47	42,900	435,589
DBJPM Mortgage Trust, Series 2016-C3, Class A4	2.632%		09/10/49	400	409,564
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2	3.642%		08/10/44	18	17,793
Eleven Madison Trust, Series 2015-11MD, Class C, 144A	3.555	%(a)	09/10/35	250	260,846
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	1.000	%(a)	01/25/20	8,204	234,051
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.157	%(a)	04/25/20	6,901	207,297
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.627	%(a)	06/25/20	1,346	63,002
FHLMC Multifamily Structured Pass-Through Certificates, Series K018, Class X1, IO	1.401	%(a)	01/25/22	3,067	187,404
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.447	%(a)	05/25/22	1,899	132,075
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.887	%(a)	10/25/22	6,808	301,764
GS Mortgage Securities Corp., Series 2014-GC20, Class XB, IO	0.338	%(a)	04/10/47	15,000	474,334
GS Mortgage Securities Trust, Series 2014-GC18, Class XB, IO	0.058	%(a)	01/10/47	20,000	214,222
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class XA, IO	0.952	%(a)	05/15/48	20,908	931,335
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A5	3.576%		03/15/49	600	662,194
ML-CFC Commercial Mortgage Trust, Series 2007-6, Class A4	5.485	%(a)	03/12/51	300	304,712
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A1A	5.422	%(a)	02/12/44	135	136,759
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2	3.224%		07/15/49	14	13,593
SCG Trust, Series 2013-SRP1, Class A, 144A	1.882	%(a)	11/15/26	620	620,090
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A1A	5.559%		10/15/48	115	115,201
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.500%		04/15/47	300	307,207

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $11,092,275)					11,189,258

CORPORATE BONDS — 46.7%
Agriculture — 0.3%
Altria Group, Inc., Gtd. Notes	2.850%		08/09/22	100	105,401
Bunge Ltd. Finance Corp., Gtd. Notes	3.200%		06/15/17	100	101,496
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125%		05/17/21	100	111,229

					318,126

Airlines — 0.4%
American Airlines 2013-2 Class A Pass-Through Trust, Equipment Trust	4.950%		01/15/23	160	175,006

Delta Air Lines 2010-2 Class A Pass-Through Trust, Pass Through Certificates	4.950%		05/23/19	128	135,797
United Airlines 2014-1 Class A Pass-Through Trust, Pass Through Certificates	4.000%		04/11/26	151	162,244

					473,047

Auto Manufacturers — 1.1%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	700	708,196
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	70	86,581
General Motors Financial Co., Inc., Gtd. Notes	3.500%		07/10/19	295	305,115
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%		11/15/19	200	206,000

					1,305,892

Auto Parts & Equipment — 0.3%
American Axle & Manufacturing, Inc., Gtd. Notes	5.125%		02/15/19	225	228,656
Dana Holding Corp., Sr. Unsec’d. Notes	5.375%		09/15/21	75	77,953

					306,609

Banks — 10.2%
Bank of America Corp., Jr. Sub. Notes	6.300	%(a)	12/31/49	40	43,587
Bank of America Corp., Jr. Sub. Notes	8.125	%(a)	12/29/49	175	178,938
Bank of America Corp., Sr. Unsec’d. Notes	2.600%		01/15/19	520	532,186
Bank of America Corp., Sr. Unsec’d. Notes, MTN	1.516	%(a)	04/01/19	250	250,542
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.300%		01/11/23	125	130,272
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	250	271,387
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	125	133,619
Bank of America Corp., Sub. Notes	3.950%		04/21/25	300	310,801
Bank of America Corp., Sub. Notes	5.420%		03/15/17	100	102,481
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.580	%(f)	12/31/49	125	124,688
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan), Sr. Unsec’d. Notes, 144A	2.300%		03/10/19	310	315,232
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	200	207,092
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850%		04/01/21	550	580,509
Capital One Financial Corp., Sr. Unsec’d. Notes	6.750%		09/15/17	125	132,211
Citigroup, Inc., Jr. Sub. Notes	5.950	%(a)	12/31/49	235	235,588
Citigroup, Inc., Jr. Sub. Notes	6.125	%(a)	12/31/49	105	109,177
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	210	223,241
Citigroup, Inc., Sub. Notes	4.600%		03/09/26	165	177,442
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	2.750%		03/26/20	250	250,175
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, MTN	3.375%		05/12/21	315	314,689
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19	200	204,592
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(a)	12/31/49	175	177,678
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	325	338,278
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.000%		03/03/24	200	216,615
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%		05/22/45	125	137,058
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	125	139,142
JPMorgan Chase & Co., Jr. Sub. Notes	6.100	%(a)	12/31/49	125	132,969
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(a)	04/29/49	200	208,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.625%		05/13/24	350	374,619
JPMorgan Chase & Co., Sr. Unsec’d. Notes	6.000%		01/15/18	550	586,896
JPMorgan Chase & Co., Sub. Notes	4.250%		10/01/27	215	231,704
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100%		03/24/21	400	453,748
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	375	421,099
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300%		01/30/19	350	356,940
Morgan Stanley, Jr. Sub. Notes	5.450	%(a)	12/31/49	75	73,688

Morgan Stanley, Sr. Unsec’d. Notes, MTN	4.000%		07/23/25	175	188,691
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.500%		01/26/20	400	446,880
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.625%		04/01/18	200	216,672
Morgan Stanley, Sub. Notes	3.950%		04/23/27	275	284,071
Morgan Stanley, Sub. Notes, MTN	4.350%		09/08/26	50	53,230
PNC Bank NA, Sub. Notes	4.200%		11/01/25	350	398,991
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes	2.375%		03/16/20	240	242,176
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A	2.375%		03/25/19	325	331,066
State Street Corp., Jr. Sub. Notes	5.250	%(a)	12/31/49	125	131,250
U.S. Bancorp, Sr. Unsec’d. Notes, MTN	1.115	%(a)	04/25/19	500	499,200
Wells Fargo & Co., Jr. Sub. Notes	7.980	%(a)	03/29/49	200	212,250
Wells Fargo & Co., Sr. Unsec’d. Notes	2.500%		03/04/21	75	76,944

					11,758,304

Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%		02/01/36	160	185,459
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46	40	48,725
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%		01/01/20	200	209,750

					443,934

Biotechnology — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	3.875%		11/15/21	250	275,095

Building Materials — 0.2%
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22	200	220,750

Chemicals — 1.1%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holdings BV, Gtd. Notes, 144A	7.375%		05/01/21	600	634,500
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%		11/15/21	100	109,843
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	93	101,522
Eastman Chemical Co., Sr. Unsec’d. Notes	2.400%		06/01/17	54	54,496
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21	350	410,930

					1,311,291

Commercial Services — 0.9%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $101,859; purchased 01/07/14)(c)(d)	2.800%		11/01/18	100	102,473
Hertz Corp. (The), Gtd. Notes	6.750%		04/15/19	100	101,750
Service Corp. International, Sr. Unsec’d. Notes	7.625%		10/01/18	675	754,313
United Rentals North America, Inc., Gtd. Notes	7.375%		05/15/20	58	60,256

					1,018,792

Computers — 1.2%
Denali International LLC/Denali Finance Corp., Sr. Sec’d. Notes, 144A	5.625%		10/15/20	750	786,600
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%		06/01/19	100	102,862
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%		06/15/21	85	88,820
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%		10/05/17	310	313,761
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%		10/05/18	60	61,411

					1,353,454

Construction & Engineering — 0.4%
SBA Communications Corp., Sr. Unsec’d. Notes	5.625%		10/01/19	500	516,250

Containers & Packaging — 0.4%
AEP Industries, Inc., Sr. Unsec’d. Notes	8.250%		04/15/19	200	203,500
Greif, Inc., Sr. Unsec’d. Notes	7.750%		08/01/19	250	280,000

					483,500

Diversified Financial Services — 1.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes	3.750%		05/15/19	150	155,250
Ally Financial, Inc., Sr. Unsec’d. Notes	3.250%		09/29/17	200	202,000
Capital One Bank USA NA, Sub. Notes	3.375%		02/15/23	250	257,807
CIT Group, Inc., Sr. Unsec’d. Notes	4.250%		08/15/17	100	101,925
Discover Financial Services, Sr. Unsec’d. Notes	5.200%		04/27/22	400	441,722
International Lease Finance Corp., Sr. Unsec’d. Notes	8.750	%(a)	03/15/17	75	78,188
International Lease Finance Corp., Sr. Unsec’d. Notes	8.875%		09/01/17	175	187,687
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16	150	150,212
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.750%		03/19/19	100	102,567
OneMain Financial Holdings LLC, Gtd. Notes, 144A	6.750%		12/15/19	225	227,587

					1,904,945

Diversified Machinery — 0.4%
Case New Holland Industrial, Inc. (United Kingdom), Gtd. Notes	7.875%		12/01/17	100	107,375
CNH Industrial Capital LLC, Gtd. Notes	4.375%		11/06/20	200	205,756
CNH Industrial Capital LLC, Gtd. Notes	4.875%		04/01/21	75	78,563
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	100	109,450

					501,144

Electric — 1.8%
Commonwealth Edison Co., First Mortgage	2.150%		01/15/19	25	25,491
ContourGlobal Power Holdings SA (France), Sr. Sec’d. Notes, 144A(c)	5.125%		06/15/21	EUR 275	315,676
DPL, Inc., Sr. Unsec’d. Notes	6.500%		10/15/16	23	23,058
DPL, Inc., Sr. Unsec’d. Notes	6.750%		10/01/19	275	272,937
DPL, Inc., Sr. Unsec’d. Notes	7.250%		10/15/21	275	266,750
Dynegy, Inc., Gtd. Notes	6.750%		11/01/19	350	356,562
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350%		01/15/25	125	134,083
NRG Energy, Inc., Gtd. Notes	7.875%		05/15/21	62	64,325
PG&E Corp., Sr. Unsec’d. Notes	2.400%		03/01/19	300	306,540
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400%		01/15/21	300	328,037

					2,093,459

Entertainment — 0.9%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250%		03/15/21	250	260,000
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.375%		11/01/18	50	51,826
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875%		11/01/20	325	343,726
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $206,500; purchased 08/27/14)(c)(d)	5.000%		08/01/18	200	203,000
National CineMedia LLC, Sr. Unsec’d. Notes	7.875%		07/15/21	150	155,250

					1,013,802

Environmental Control — 0.2%
Clean Harbors, Inc., Gtd. Notes	5.125%		06/01/21	250	255,313

Food — 1.3%
JBS Investments GmbH (Brazil), Gtd. Notes, 144A	7.750%	10/28/20	325	344,500
Kroger Co. (The), Gtd. Notes	6.400%	08/15/17	250	263,312
Mondelez International, Inc., Sr. Unsec’d. Notes	2.250%	02/01/19	100	102,410
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000%	11/01/19	300	316,500
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, 144A	5.625%	04/14/18	150	159,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250%	08/01/18	300	303,000

				1,488,722

Forest Products & Paper — 0.2%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $228,414; purchased 02/05/14)(c)(d)	5.400%	11/01/20	200	226,808

Healthcare-Products — 0.9%
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	300	308,250
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875%	10/15/18	100	102,222
Medtronic, Inc., Gtd. Notes	2.500%	03/15/20	645	671,420

				1,081,892

Healthcare-Services — 2.3%
Aetna, Inc., Sr. Unsec’d. Notes	3.200%	06/15/26	345	353,689
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%	07/15/20	100	90,938
Cigna Corp., Sr. Unsec’d. Notes	4.500%	03/15/21	100	110,339
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	6.500%	09/15/18	250	272,650
HCA, Inc., Gtd. Notes	8.000%	10/01/18	375	419,062
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	225	234,000
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20	275	281,188
LifePoint Health, Inc., Gtd. Notes	5.500%	12/01/21	500	524,795
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%	11/01/18	175	185,719
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20	225	225,000

				2,697,380

Holding Companies - Diversified — 0.1%
Leucadia National Corp., Sr. Unsec’d. Notes	5.500%	10/18/23	100	104,300

Home Builders — 2.1%
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%	12/15/20	250	255,000
CalAtlantic Group, Inc., Gtd. Notes	8.375%	05/15/18	325	357,500
KB Home, Gtd. Notes	7.250%	06/15/18	350	376,687
M/I Homes, Inc., Gtd. Notes	6.750%	01/15/21	375	386,250
PulteGroup, Inc., Gtd. Notes	4.250%	03/01/21	350	361,812
TRI Pointe Group, Inc., Gtd. Notes	4.875%	07/01/21	350	356,125
William Lyon Homes, Inc., Gtd. Notes	8.500%	11/15/20	325	342,063

				2,435,437

Home Furnishings — 0.2%
Whirlpool Corp., Sr. Unsec’d. Notes	2.400%	03/01/19	150	153,498
Whirlpool Corp., Sr. Unsec’d. Notes	4.700%	06/01/22	100	111,653

				265,151

Housewares — 0.8%
Newell Brands, Inc., Sr. Unsec’d. Notes	2.600%	03/29/19	760	781,622
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000%	06/15/22	100	107,085

				888,707

Insurance — 0.9%
Axis Specialty Finance LLC, Gtd. Notes	5.875%		06/01/20	250	278,783
Chubb INA Holdings, Inc., Gtd. Notes	3.350%		05/03/26	70	75,508
Chubb INA Holdings, Inc., Gtd. Notes	4.350%		11/03/45	10	11,839
Markel Corp., Sr. Unsec’d. Notes	4.900%		07/01/22	250	277,195
XLIT Ltd. (Ireland), Gtd. Notes	2.300%		12/15/18	400	405,152

					1,048,477

Iron/Steel — 0.5%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%		06/01/18	500	527,500

Lodging — 0.5%
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	200	206,826
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%		09/15/22	100	104,022
MGM Resorts International, Gtd. Notes	8.625%		02/01/19	275	311,438

					622,286

Machinery-Construction & Mining
Terex Corp., Gtd. Notes	6.500%		04/01/20	25	25,438

Media — 2.8%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	725	770,313
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%		09/15/20	650	670,313
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.384%		10/23/35	60	70,609
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.484%		10/23/45	70	83,981
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.834%		10/23/55	20	25,008
Gray Television, Inc., Gtd. Notes	7.500%		10/01/20	400	417,500
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	6.125%		01/31/46	200	232,592
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%		07/28/17	100	103,700
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250%		11/15/21	351	368,550
UPCB Finance VI Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	6.875%		01/15/22	405	426,769

					3,169,335

Mining — 1.6%
Alcoa, Inc., Sr. Unsec’d. Notes	5.550%		02/01/17	500	509,250
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A	6.750	%(a)	10/19/75	185	205,812
Freeport-McMoran, Inc., Gtd. Notes	2.300%		11/14/17	700	698,250
Teck Resources Ltd. (Canada), Gtd. Notes, 144A	8.000%		06/01/21	350	373,625

					1,786,937

Miscellaneous Manufacturing — 0.3%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500%		03/15/18	125	129,688
Koppers, Inc., Gtd. Notes	7.875%		12/01/19	190	194,275
Textron, Inc., Sr. Unsec’d. Notes	3.650%		03/01/21	25	26,388

					350,351

Multi-National — 0.1%
Corp Andina de Fomento, Sr. Unsec’d. Notes	2.000%		05/10/19	125	126,461

Office Furnishings — 0.1%
Steelcase, Inc., Sr. Unsec’d. Notes	6.375%		02/15/21	100	113,966

Oil & Gas — 0.8%
Devon Energy Corp., Sr. Unsec’d. Notes	2.250%		12/15/18	250	249,928
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%		07/15/41	150	144,291
Nabors Industries, Inc., Gtd. Notes	2.350%		09/15/16	100	99,888
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%		11/15/44	100	99,185
Pacific Exploration and Production Corp. (Colombia), Gtd. Notes, RegS (original cost $122,850; purchased 01/15/2014)(d)(e)	5.375	%(a)	01/26/19	120	19,800
Sunoco LP/Sunoco Finance Corp., Gtd. Notes, 144A	6.250%		04/15/21	325	331,500

					944,592

Pharmaceuticals — 0.9%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%		05/14/25	95	100,742
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%		05/14/35	150	161,751
Actavis Funding SCS, Gtd. Notes	3.800%		03/15/25	75	79,701
Actavis Funding SCS, Gtd. Notes	4.550%		03/15/35	165	177,637
Actavis, Inc., Gtd. Notes	1.875%		10/01/17	100	100,703
Forest Laboratories LLC, Gtd. Notes, 144A	4.375%		02/01/19	125	132,432
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.375%		03/15/20	325	289,859

					1,042,825

Pipelines — 0.4%
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	2.700%		04/01/19	50	48,982
Enterprise Products Operating LLC, Gtd. Notes	3.900%		02/15/24	250	265,879
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%		04/01/20	50	55,978
Western Gas Partners LP, Sr. Unsec’d. Notes	2.600%		08/15/18	75	74,797

					445,636

Real Estate Investment Trusts (REITs) — 0.6%
HCP, Inc., Sr. Unsec’d. Notes	3.750%		02/01/19	100	103,826
Kimco Realty Corp., Sr. Unsec’d. Notes	6.875%		10/01/19	100	115,059
Realty Income Corp., Sr. Unsec’d. Notes	6.750%		08/15/19	220	251,920
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%		06/01/23	100	100,750
Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375%		10/01/19	100	115,227

					686,782

Retail — 1.0%
AutoZone, Inc., Sr. Unsec’d. Notes	1.300%		01/13/17	150	150,261
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%		03/15/19	75	41,250
CVS Health Corp., Sr. Unsec’d. Notes	5.125%		07/20/45	70	89,031
L Brands, Inc., Gtd. Notes	5.625%		02/15/22	75	82,687
L Brands, Inc., Gtd. Notes	6.625%		04/01/21	400	459,000
Landry’s, Inc., Gtd. Notes, 144A (original cost $294,250; purchased 08/26/15)(c)(d)	9.375%		05/01/20	275	289,437

					1,111,666

Semiconductors — 1.1%
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500%		11/15/18	100	101,322
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.500%		09/15/16	200	200,250
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%		06/01/18	425	434,563
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%		06/01/21	350	360,500
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%		02/15/21	200	208,000

					1,304,635

Software — 1.9%
Activision Blizzard, Inc., Gtd. Notes, 144A	5.625%	09/15/21		600	627,927
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%	11/01/20		400	417,000
Infor U.S., Inc., Sr. Sec’d. Notes, 144A (original cost $300,750; purchased 02/03/16)(c)(d)	5.750%	08/15/20		300	316,500
Intuit, Inc., Sr. Unsec’d. Notes	5.750%	03/15/17		300	308,805
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20		450	461,250

					2,131,482

Telecommunications — 2.7%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000%	03/30/20		100	111,369
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25		375	388,214
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35		35	36,946
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46		45	47,653
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23		200	218,330
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	2.350%	02/14/19		200	204,741
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	14.750%	12/01/16		309	321,746
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, 144A, PIK	6.625%	06/01/20		101	104,636
Digicel Ltd. (Jamaica), Sr. Unsec’d. Notes, RegS	7.000%	02/15/20		200	192,980
Qwest Corp., Sr. Unsec’d. Notes	6.750%	12/01/21		50	54,875
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, MTN	6.375%	06/24/19	GBP	200	296,675
Verizon Communications, Inc., Sr. Unsec’d. Notes	3.500%	11/01/21		595	642,854
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%	03/15/55		125	129,830
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%	04/30/18		300	330,504

					3,081,353

Textiles — 0.3%
Springs Industries, Inc., Sr. Sec’d. Notes	6.250%	06/01/21		325	336,375

Transportation — 0.2%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21		100	108,558
CSX Corp., Sr. Unsec’d. Notes	5.600%	05/01/17		100	103,411

					211,969

TOTAL CORPORATE BONDS (cost $52,684,563)					53,810,170

FOREIGN GOVERNMENT BONDS — 3.3%
Argentina Bonar Bonds (Argentina), Sr. Unsec’d. Notes	7.000%	04/17/17		110	112,276
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	6.875%	04/22/21		150	161,400
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%	06/26/17	EUR	100	122,489
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	11.750%	02/25/20		50	65,750
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500%	05/06/21		150	168,000
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500%	05/06/21		100	112,000

Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16		200	201,240
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	02/21/23		120	134,400
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21		470	537,876
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.375%	07/30/25	EUR	250	297,874
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN, RegS	1.500%	09/12/17		400	401,000
Japan Finance Organization For Municipalities (Japan), Sr. Unsec’d. Notes, 144A	2.125%	04/13/21		200	203,909
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.250%	07/14/17	EUR	200	232,342
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, RegS	5.125%	10/15/24		300	304,849
Republic of Latvia (Latvia), Sr. Unsec’d. Notes, RegS	5.250%	02/22/17		200	204,700
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%	01/22/24		30	33,679
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.250%	02/18/24		200	228,274
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.850%	05/10/23		200	234,000

TOTAL FOREIGN GOVERNMENT BONDS (cost $3,748,031)					3,756,058

MUNICIPAL BONDS — 0.2%
California — 0.1%
University of California, Revenue Bonds, Series AP	3.934%	05/15/45		25	27,497
University of California, Revenue Bonds, Series J	4.131%	05/15/45		25	27,905

					55,402

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40		100	161,207

TOTAL MUNICIPAL BONDS (cost $198,888)					216,609

NON-CORPORATE FOREIGN AGENCIES — 1.0%
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%	05/09/23		200	201,387
Electricite de France SA (France), Sr. Unsec’d. Notes	2.150%	01/22/19		50	50,835
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes	9.125%	07/02/18		150	165,015
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.250%	06/28/17		100	104,700
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20		200	230,250
Petrobras Global Finance BV (Brazil), Gtd. Notes	8.375%	05/23/21		245	259,026
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes	1.750%	04/10/17		200	200,488

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,156,505)					1,211,701

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Federal National Mortgage Assoc.	6.625%	11/15/30		55	84,741
Federal National Mortgage Assoc.	7.125%	01/15/30		80	126,433

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $211,335)					211,174

U.S. TREASURY OBLIGATIONS — 2.3%
U.S. Treasury Notes	1.125%	06/30/21	150	150,639
U.S. Treasury Notes(g)	1.625%	04/30/23	2,450	2,505,411

TOTAL U.S. TREASURY OBLIGATIONS (cost $2,592,371)				2,656,050

			Shares
PREFERRED STOCK — 0.1%
Banks
State Street Corp. (cost $125,000)			5,000	138,350

TOTAL LONG-TERM INVESTMENTS (cost $108,106,612)				109,516,691

SHORT-TERM INVESTMENT — 4.2%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $4,900,408)(h)			4,900,408	4,900,408

TOTAL INVESTMENTS — 99.2% (cost $113,007,020)(i)				114,417,099
Other assets in excess of liabilities(j) — 0.8%				920,007

NET ASSETS — 100.0%				$115,337,106

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
BABs	Build America Bonds
bps	Basis Points
CDS	Credit Default Swap
CMBX	Commercial Mortgage Backed Securities Index
CLO	Collateralized Loan Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter
OIS	Overnight Index Swap
PIK	Payment-in-Kind
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna

EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USOIS	United States Overnight Index Swap
ZAR	South African Rand

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $730,945 and 0.6% of net assets.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2016.
(b)	Represents Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(c)	Indicates a security or securities that have been deemed illiquid.
(d)	Indicates a restricted security; the aggregate original cost of the restricted securities is $1,254,623. The aggregate value of $1,158,018 is approximately 1.0% of net assets.
(e)	Represents issuer in default on interest payments and/or principal repayments; non-income producing securities.
(f)	Rate shown reflects yield to maturity at purchase date.
(g)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(h)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(i)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$114,126,117

Appreciation	1,048,938
Depreciation	(757,956)

Net Unrealized Appreciation	$290,982

The book basis may differ from tax basis due to certain tax-related adjustments.

(j)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
170	2 Year U.S. Treasury Notes	Sep. 2016	$37,058,719	$37,230,000	$171,281
235	5 Year U.S. Treasury Notes	Sep. 2016	28,332,851	28,673,672	340,821
35	10 Year U.S. Treasury Notes	Sep. 2016	4,628,922	4,656,641	27,719
34	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	6,100,112	6,478,062	377,950

					917,771

	Short Position:
29	20 Year U.S. Treasury Bonds	Sep. 2016	4,752,790	5,058,688	(305,898)

					$611,873

Cash of $510,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at July 31, 2016.

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2016.

Forward foreign currency exchange contracts outstanding at July 31, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 10/14/16	Bank of America	AUD	53	$40,300	$40,275	$(25)
Expiring 10/14/16	Goldman Sachs & Co.	AUD	153	115,300	115,638	338
Expiring 10/14/16	JPMorgan Chase	AUD	18	13,536	13,475	(61)
Expiring 10/14/16	JPMorgan Chase	AUD	25	18,961	19,029	68
Expiring 10/14/16	JPMorgan Chase	AUD	26	19,750	19,624	(126)
Expiring 10/14/16	JPMorgan Chase	AUD	26	19,750	19,674	(76)
Expiring 10/14/16	JPMorgan Chase	AUD	371	282,706	281,019	(1,687)
Canadian Dollar, Expiring 10/14/16	Bank of America	CAD	17	13,035	12,907	(128)
Expiring 10/14/16	Bank of America	CAD	53	40,300	40,288	(12)
Expiring 10/14/16	Citigroup Global Markets	CAD	26	19,700	19,549	(151)
Expiring 10/14/16	Citigroup Global Markets	CAD	165	126,877	126,235	(642)
Expiring 10/14/16	Goldman Sachs & Co.	CAD	25	19,750	19,496	(254)
Expiring 10/14/16	JPMorgan Chase	CAD	17	13,232	13,100	(132)
Expiring 10/14/16	JPMorgan Chase	CAD	17	13,233	13,101	(132)
Expiring 10/14/16	JPMorgan Chase	CAD	17	13,536	13,384	(152)
Expiring 10/14/16	JPMorgan Chase	CAD	25	19,750	19,475	(275)
Expiring 10/14/16	JPMorgan Chase	CAD	26	19,700	19,608	(92)
Colombian Peso, Expiring 08/05/16	Bank of America	COP	29,053	9,528	9,448	(80)
Expiring 08/05/16	Goldman Sachs & Co.	COP	40,901	13,397	13,302	(95)
Expiring 08/05/16	Goldman Sachs & Co.	COP	48,331	15,743	15,718	(25)
Expiring 10/20/16	Citigroup Global Markets	COP	49,064	15,766	15,717	(49)
Czech Koruna, Expiring 10/21/16	Citigroup Global Markets	CZK	2,526	103,353	104,786	1,433

Indian Rupee, Expiring 08/12/16	Citigroup Global Markets	INR	2,650	39,101	39,462	361
Expiring 08/12/16	Hong Kong & Shanghai Bank	INR	3,239	47,898	48,231	333
Japanese Yen, Expiring 10/27/16	Bank of America	JPY	1,404	13,759	13,811	52
Expiring 10/27/16	Bank of America	JPY	1,592	15,594	15,652	58
Expiring 10/27/16	Bank of America	JPY	1,652	16,187	16,248	61
Expiring 10/27/16	Goldman Sachs & Co.	JPY	1,697	16,596	16,691	95
Expiring 10/27/16	Goldman Sachs & Co.	JPY	1,728	16,623	16,999	376
Expiring 10/27/16	Goldman Sachs & Co.	JPY	1,732	16,624	17,028	404
Expiring 10/27/16	Goldman Sachs & Co.	JPY	1,947	19,044	19,153	109
Expiring 10/27/16	Goldman Sachs & Co.	JPY	4,287	41,791	42,159	368
Expiring 10/27/16	Goldman Sachs & Co.	JPY	5,873	57,650	57,759	109
Expiring 10/27/16	Goldman Sachs & Co.	JPY	5,873	57,650	57,759	109
Expiring 10/27/16	JPMorgan Chase	JPY	1,518	14,595	14,929	334
Expiring 10/27/16	JPMorgan Chase	JPY	1,706	16,376	16,777	401
Expiring 10/27/16	JPMorgan Chase	JPY	1,720	16,541	16,917	376
Expiring 10/27/16	JPMorgan Chase	JPY	1,720	16,541	16,920	379
Expiring 10/27/16	JPMorgan Chase	JPY	1,886	18,440	18,547	107
Expiring 10/27/16	JPMorgan Chase	JPY	2,105	20,584	20,703	119
Expiring 10/27/16	UBS AG	JPY	2,292	22,405	22,546	141
Malaysian Ringgit, Expiring 09/26/16	Citigroup Global Markets	MYR	27	6,630	6,654	24
Expiring 09/26/16	Citigroup Global Markets	MYR	114	27,878	27,963	85
Expiring 09/26/16	Citigroup Global Markets	MYR	133	32,486	32,576	90
Expiring 09/26/16	JPMorgan Chase	MYR	91	22,450	22,191	(259)
Expiring 10/07/16	Citigroup Global Markets	MYR	61	15,202	14,941	(261)
Mexican Peso, Expiring 10/14/16	Goldman Sachs & Co.	MXN	729	39,424	38,557	(867)
Expiring 10/21/16	Citigroup Global Markets	MXN	1,085	57,296	57,368	72
Expiring 10/21/16	Goldman Sachs & Co.	MXN	1,813	96,866	95,809	(1,057)
New Taiwanese Dollar, Expiring 09/30/16	Citigroup Global Markets	TWD	1,797	55,841	56,367	526
New Zealand Dollar, Expiring 10/14/16	Bank of America	NZD	28	20,051	20,467	416
Expiring 10/14/16	Citigroup Global Markets	NZD	18	12,930	13,019	89
Expiring 10/14/16	Goldman Sachs & Co.	NZD	80	57,600	57,633	33
Expiring 10/14/16	JPMorgan Chase	NZD	16	11,723	11,795	72
Expiring 10/14/16	JPMorgan Chase	NZD	22	15,475	15,635	160
Expiring 10/14/16	JPMorgan Chase	NZD	22	15,709	15,797	88
Expiring 10/14/16	JPMorgan Chase	NZD	423	307,914	304,100	(3,814)
Expiring 10/14/16	UBS AG	NZD	21	14,654	14,785	131
Expiring 10/14/16	UBS AG	NZD	22	15,709	15,800	91
Expiring 10/14/16	UBS AG	NZD	28	20,050	20,463	413
Expiring 10/14/16	UBS AG	NZD	56	40,300	40,279	(21)
Norwegian Krone, Expiring 10/21/16	Goldman Sachs & Co.	NOK	460	53,689	54,515	826
Philippine Peso, Expiring 08/15/16	BNP Paribas	PHP	1,062	22,750	22,531	(219)

Polish Zloty, Expiring 10/21/16	Bank of America	PLN	16	4,054	4,062	8
Expiring 10/21/16	Citigroup Global Markets	PLN	16	4,053	4,064	11
Expiring 10/21/16	Citigroup Global Markets	PLN	262	65,763	67,179	1,416
Russian Ruble, Expiring 10/07/16	Bank of America	RUB	327	5,093	4,865	(228)
Expiring 10/07/16	Bank of America	RUB	343	5,347	5,104	(243)
Expiring 10/07/16	Bank of America	RUB	464	7,249	6,913	(336)
Expiring 10/07/16	Bank of America	RUB	1,457	22,600	21,679	(921)
Expiring 10/07/16	Citigroup Global Markets	RUB	172	2,681	2,559	(122)
Expiring 10/07/16	Citigroup Global Markets	RUB	1,469	22,489	21,862	(627)
Expiring 10/07/16	Credit Suisse First Boston Corp.	RUB	5,122	79,369	76,235	(3,134)
Singapore Dollar, Expiring 09/30/16	Citigroup Global Markets	SGD	38	28,385	28,571	186
Expiring 09/30/16	Citigroup Global Markets	SGD	49	36,546	36,705	159
Expiring 09/30/16	Citigroup Global Markets	SGD	78	57,922	57,998	76
Expiring 09/30/16	Citigroup Global Markets	SGD	78	57,920	58,038	118
Expiring 09/30/16	JPMorgan Chase	SGD	77	57,057	57,149	92
South African Rand, Expiring 10/13/16	Citigroup Global Markets	ZAR	166	11,300	11,811	511
Expiring 10/13/16	Citigroup Global Markets	ZAR	205	14,077	14,551	474
Expiring 10/13/16	Citigroup Global Markets	ZAR	409	28,155	28,995	840
Expiring 10/13/16	Citigroup Global Markets	ZAR	410	28,204	29,105	901
Expiring 10/13/16	Citigroup Global Markets	ZAR	497	33,767	35,229	1,462
Expiring 10/13/16	Goldman Sachs & Co.	ZAR	205	14,078	14,546	468
Expiring 10/13/16	Goldman Sachs & Co.	ZAR	827	56,279	58,677	2,398
South Korean Won, Expiring 09/30/16	Citigroup Global Markets	KRW	25,561	22,600	22,813	213
Swedish Krona, Expiring 10/21/16	Citigroup Global Markets	SEK	491	57,600	57,638	38
Expiring 10/21/16	Citigroup Global Markets	SEK	982	115,300	115,243	(57)
Expiring 10/21/16	Goldman Sachs & Co.	SEK	324	38,049	37,973	(76)
Expiring 10/21/16	Goldman Sachs & Co.	SEK	328	38,626	38,538	(88)
Expiring 10/21/16	UBS AG	SEK	329	38,625	38,568	(57)

Swiss Franc, Expiring 10/27/16	Citigroup Global Markets	CHF	28	29,222	29,267	45
Expiring 10/27/16	Citigroup Global Markets	CHF	29	29,517	29,562	45
Expiring 10/27/16	Citigroup Global Markets	CHF	29	29,664	29,710	46
Expiring 10/27/16	Citigroup Global Markets	CHF	29	29,664	29,721	57
Expiring 10/27/16	Citigroup Global Markets	CHF	45	46,120	46,208	88
Expiring 10/27/16	JPMorgan Chase	CHF	29	29,517	29,574	57
Expiring 10/27/16	JPMorgan Chase	CHF	36	36,896	36,977	81
Thailand Baht, Expiring 10/21/16	Citigroup Global Markets	THB	3,208	92,157	91,985	(172)
Turkish Lira, Expiring 08/19/16	JPMorgan Chase	TRY	291	95,726	97,036	1,310

				$3,785,500	$3,789,094	3,594

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 10/14/16	Citigroup Global Markets	AUD	24	$18,202	$18,499	$(297)
Expiring 10/14/16	Citigroup Global Markets	AUD	24	18,112	18,403	(291)
Expiring 10/14/16	Citigroup Global Markets	AUD	24	18,112	18,378	(266)
Expiring 10/14/16	Citigroup Global Markets	AUD	24	17,931	18,221	(290)
Expiring 10/14/16	JPMorgan Chase	AUD	30	22,640	22,979	(339)
Expiring 10/14/16	JPMorgan Chase	AUD	27	19,947	20,361	(414)
Expiring 10/14/16	JPMorgan Chase	AUD	27	19,946	20,334	(388)
Expiring 10/14/16	JPMorgan Chase	AUD	24	18,203	18,503	(300)
Expiring 10/14/16	JPMorgan Chase	AUD	23	17,097	17,423	(326)
Expiring 10/14/16	JPMorgan Chase	AUD	15	11,524	11,726	(202)
Expiring 10/14/16	JPMorgan Chase	AUD	15	11,524	11,723	(199)
Expiring 10/14/16	JPMorgan Chase	AUD	15	11,352	11,554	(202)
British Pound, Expiring 10/27/16	JPMorgan Chase	GBP	445	585,753	589,951	(4,198)
Canadian Dollar, Expiring 10/14/16	JPMorgan Chase	CAD	38	28,600	28,934	(334)
Expiring 10/14/16	JPMorgan Chase	CAD	25	19,162	19,430	(268)
Expiring 10/14/16	JPMorgan Chase	CAD	25	19,162	19,417	(255)
Expiring 10/14/16	JPMorgan Chase	CAD	25	18,876	19,140	(264)
Expiring 10/14/16	JPMorgan Chase	CAD	23	17,140	17,337	(197)
Expiring 10/14/16	JPMorgan Chase	CAD	22	16,538	16,730	(192)
Expiring 10/14/16	JPMorgan Chase	CAD	18	13,780	13,957	(177)
Expiring 10/14/16	JPMorgan Chase	CAD	18	13,781	13,949	(168)
Expiring 10/14/16	JPMorgan Chase	CAD	18	13,712	13,893	(181)
Expiring 10/14/16	JPMorgan Chase	CAD	18	13,712	13,891	(179)
Expiring 10/14/16	JPMorgan Chase	CAD	18	13,575	13,757	(182)
Chinese Renminbi, Expiring 10/27/16	Hong Kong & Shanghai Bank	CNH	766	114,078	115,192	(1,114)

Colombian Peso, Expiring 08/05/16	Citigroup Global Markets	COP	133,728	43,613	43,490	123
Expiring 08/05/16	Citigroup Global Markets	COP	115,422	37,575	37,537	38
Expiring 08/05/16	Citigroup Global Markets	COP	21,537	7,008	7,004	4
Euro, Expiring 10/07/16	Citigroup Global Markets	EUR	14	15,202	15,390	(188)
Expiring 10/14/16	JPMorgan Chase	EUR	331	368,200	371,186	(2,986)
Expiring 10/27/16	Bank of America	EUR	343	378,530	384,935	(6,405)
Hungarian Forint, Expiring 10/21/16	Citigroup Global Markets	HUF	15,395	53,783	55,360	(1,577)
Indian Rupee, Expiring 08/12/16	Bank of America	INR	2,451	35,837	36,505	(668)
Expiring 08/12/16	Bank of America	INR	1,517	22,600	22,590	10
Expiring 08/12/16	Citigroup Global Markets	INR	1,591	23,485	23,699	(214)
Japanese Yen, Expiring 10/27/16	Citigroup Global Markets	JPY	28,845	273,294	283,676	(10,382)
Expiring 10/27/16	Citigroup Global Markets	JPY	2,393	22,928	23,537	(609)
New Taiwanese Dollar, Expiring 09/30/16	UBS AG	TWD	1,836	57,100	57,576	(476)
New Zealand Dollar, Expiring 10/14/16	Bank of America	NZD	27	19,006	19,686	(680)
Expiring 10/14/16	Bank of America	NZD	24	17,065	17,563	(498)
Expiring 10/14/16	Bank of America	NZD	20	14,150	14,404	(254)
Expiring 10/14/16	Bank of America	NZD	20	14,150	14,404	(254)
Expiring 10/14/16	Bank of America	NZD	20	14,213	14,262	(49)
Expiring 10/14/16	Bank of America	NZD	19	13,536	13,577	(41)
Expiring 10/14/16	Citigroup Global Markets	NZD	27	19,006	19,704	(698)
Expiring 10/14/16	Citigroup Global Markets	NZD	24	16,810	17,283	(473)
Expiring 10/14/16	Citigroup Global Markets	NZD	19	13,536	13,607	(71)
Expiring 10/14/16	Goldman Sachs & Co.	NZD	58	40,030	41,431	(1,401)
Expiring 10/14/16	Goldman Sachs & Co.	NZD	27	18,722	19,409	(687)
Expiring 10/14/16	Goldman Sachs & Co.	NZD	24	16,920	17,016	(96)
Expiring 10/14/16	Goldman Sachs & Co.	NZD	20	14,213	14,262	(49)
Expiring 10/14/16	JPMorgan Chase	NZD	27	18,961	19,306	(345)
Expiring 10/14/16	JPMorgan Chase	NZD	26	18,678	19,037	(359)
Expiring 10/14/16	JPMorgan Chase	NZD	24	17,065	17,537	(472)
Expiring 10/14/16	JPMorgan Chase	NZD	24	16,980	17,477	(497)
Expiring 10/14/16	JPMorgan Chase	NZD	24	16,980	17,462	(482)
Expiring 10/14/16	JPMorgan Chase	NZD	24	17,005	17,206	(201)
Expiring 10/14/16	JPMorgan Chase	NZD	24	17,004	17,198	(194)
Expiring 10/14/16	JPMorgan Chase	NZD	24	16,920	17,132	(212)
Expiring 10/14/16	JPMorgan Chase	NZD	24	16,920	17,072	(152)
Expiring 10/14/16	JPMorgan Chase	NZD	24	16,751	16,940	(189)
Expiring 10/14/16	JPMorgan Chase	NZD	17	12,182	12,221	(39)

Norwegian Krone, Expiring 10/21/16	Citigroup Global Markets	NOK	123	14,300	14,552	(252)
Expiring 10/21/16	Citigroup Global Markets	NOK	123	14,300	14,550	(250)
Singapore Dollar, Expiring 09/30/16	Citigroup Global Markets	SGD	19	13,860	13,992	(132)
Expiring 09/30/16	Citigroup Global Markets	SGD	19	13,860	13,990	(130)
Expiring 09/30/16	Citigroup Global Markets	SGD	16	11,880	11,997	(117)
Expiring 09/30/16	Citigroup Global Markets	SGD	15	11,350	11,506	(156)
Expiring 09/30/16	JPMorgan Chase	SGD	15	11,350	11,501	(151)
South African Rand, Expiring 10/13/16	Citigroup Global Markets	ZAR	297	20,355	21,038	(683)
South Korean Won, Expiring 09/30/16	Citigroup Global Markets	KRW	25,850	22,616	23,071	(455)
Swedish Krona, Expiring 10/21/16	Citigroup Global Markets	SEK	121	14,150	14,239	(89)
Expiring 10/21/16	Goldman Sachs & Co.	SEK	172	19,946	20,159	(213)
Expiring 10/21/16	Goldman Sachs & Co.	SEK	121	14,150	14,244	(94)
Expiring 10/21/16	JPMorgan Chase	SEK	649	75,725	76,221	(496)
Expiring 10/21/16	UBS AG	SEK	172	19,947	20,210	(263)
Expiring 10/21/16	UBS AG	SEK	147	17,097	17,269	(172)
Swiss Franc, Expiring 10/27/16	Citigroup Global Markets	CHF	54	55,150	56,107	(957)
Expiring 10/27/16	Citigroup Global Markets	CHF	14	14,371	14,692	(321)
Expiring 10/27/16	Citigroup Global Markets	CHF	14	14,300	14,612	(312)
Expiring 10/27/16	JPMorgan Chase	CHF	182	185,763	188,989	(3,226)
Expiring 10/27/16	JPMorgan Chase	CHF	14	14,372	14,686	(314)
Expiring 10/27/16	JPMorgan Chase	CHF	14	14,157	14,476	(319)
Turkish Lira, Expiring 08/19/16	Citigroup Global Markets	TRY	73	24,200	24,282	(82)
Expiring 08/19/16	Citigroup Global Markets	TRY	40	13,231	13,183	48
Expiring 08/19/16	Citigroup Global Markets	TRY	21	7,139	7,114	25
Expiring 08/19/16	Goldman Sachs & Co.	TRY	83	27,950	27,546	404

				$3,513,936	$3,565,589	(51,653)

						$(48,059)

Cross currency exchange contracts outstanding at July 31, 2016:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)(1)	Counterparty
OTC cross currency exchange contracts:
10/21/2016	Buy	NOK	124	CHF	14	$(132)	Goldman Sachs & Co.
10/21/2016	Buy	SEK	164	EUR	17	(15)	Bank of America
10/21/2016	Buy	NOK	488	EUR	52	(111)	Citigroup Global Markets
10/21/2016	Buy	EUR	52	NOK	487	(171)	Goldman Sachs & Co.
10/21/2016	Buy	EUR	19	NOK	177	(118)	Citigroup Global Markets
10/21/2016	Buy	EUR	19	NOK	180	(102)	Citigroup Global Markets
10/21/2016	Buy	EUR	19	NOK	180	(112)	Goldman Sachs & Co.
10/21/2016	Buy	EUR	16	NOK	148	(94)	Goldman Sachs & Co.
10/21/2016	Buy	CHF	14	NOK	123	(36)	Goldman Sachs & Co.
10/21/2016	Buy	CHF	14	NOK	122	(49)	JPMorgan Chase
10/21/2016	Buy	EUR	103	SEK	987	127	BNP Paribas
10/21/2016	Buy	EUR	17	SEK	166	5	Bank of America
10/27/2016	Buy	GBP	15	CHF	20	104	Bank of America
10/27/2016	Buy	GBP	15	CHF	20	97	Bank of America
10/27/2016	Buy	GBP	15	CHF	19	25	Citigroup Global Markets
10/27/2016	Buy	EUR	17	CHF	19	(170)	Citigroup Global Markets
10/27/2016	Buy	EUR	17	CHF	19	(175)	Citigroup Global Markets
10/27/2016	Buy	EUR	17	CHF	19	(168)	Bank of America
10/27/2016	Buy	GBP	15	EUR	17	170	JPMorgan Chase
10/27/2016	Buy	GBP	15	EUR	17	154	JPMorgan Chase
10/27/2016	Buy	GBP	14	EUR	17	162	JPMorgan Chase
10/27/2016	Buy	GBP	33	EUR	39	66	UBS AG
10/27/2016	Buy	GBP	33	EUR	39	67	JPMorgan Chase

						$(476)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2016.

Interest rate swap agreements outstanding at July 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreement:
ZAR 2,350	11/04/29	8.180%	3 Month JIBAR(2)	$1,027	$(24)	$1,051	JPMorgan Chase

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2016	Unrealized Appreciation (Depreciation)(3)
Centrally cleared swap agreements:
11,540	12/31/21	1.786%	3 Month LIBOR(1)	$(5,828)	$(447,235)	$(441,407)
1,500	12/31/21	1.850%	3 Month LIBOR(1)	—	(63,327)	(63,327)
5,250	05/31/22	1.741%	3 Month LIBOR(1)	40,986	(202,705)	(243,691)
8,870	05/31/22	2.237%	3 Month LIBOR(1)	(9,014)	(596,811)	(587,797)
600	08/31/22	1.788%	3 Month LIBOR(1)	—	(27,801)	(27,801)
6,000	08/31/22	2.013%	3 Month LIBOR(1)	(18,107)	(364,431)	(346,324)
1,680	11/30/22	1.982%	3 Month LIBOR(1)	—	(91,379)	(91,379)
800	12/31/22	1.405%	3 Month LIBOR(1)	—	(13,752)	(13,752)
500	12/31/22	1.406%	3 Month LIBOR(1)	—	(8,642)	(8,642)
1,100	12/31/22	1.409%	3 Month LIBOR(1)	—	(19,186)	(19,186)
200	12/31/22	1.412%	3 Month LIBOR(1)	—	(3,523)	(3,523)
1,200	12/31/22	1.416%	3 Month LIBOR(1)	—	(21,473)	(21,473)

	350	12/31/22	1.495%	3 Month LIBOR(1)	—	(8,027)	(8,027)
EUR	500	08/04/16	0.078%	1 Day EUR OIS(1)	(67)	(1,793)	(1,726)
EUR	200	08/01/19	0.346%	1 Day EUR OIS(1)	—	(7,598)	(7,598)
EUR	150	02/23/26	0.324%	1 Day EUR OIS(1)	(460)	(6,565)	(6,105)
EUR	680	05/09/31	1.587%	6 Month EURIBOR(2)	—	31,082	31,082
EUR	430	05/09/46	1.357%	6 Month EURIBOR(1)	—	(31,272)	(31,272)
MXN	9,700	02/09/18	4.630%	28 Day Mexican Interbank rate(2)	143	(5,830)	(5,973)
MXN	5,000	04/18/19	5.480%	28 Day Mexican Interbank rate(2)	—	(892)	(892)
MXN	5,250	08/20/19	5.110%	28 Day Mexican Interbank rate(2)	(20)	(4,674)	(4,654)
MXN	8,100	08/13/24	6.120%	28 Day Mexican Interbank rate(2)	446	852	406
MXN	3,150	12/27/24	5.795%	28 Day Mexican Interbank rate(2)	—	(3,700)	(3,700)
MXN	1,100	07/27/34	6.720%	28 Day Mexican Interbank rate(2)	(16)	721	737
	1,025	05/31/23	1.394%	3 Month LIBOR(1)	—	(14,036)	(14,036)
	1,025	05/31/23	1.395%	3 Month LIBOR(1)	—	(14,109)	(14,109)
	1,395	05/31/23	1.578%	3 Month LIBOR(1)	(1,482)	(35,838)	(34,356)
	250	05/31/23	1.584%	3 Month LIBOR(1)	—	(6,512)	(6,512)
	1,265	08/02/23	— (4)	3 Month LIBOR(4)	—	514	514
	1,275	08/02/23	— (5)	3 Month LIBOR(5)	35	740	705
	1,270	11/15/41	1.869%	3 Month LIBOR(1)	5,594	(42,012)	(47,606)
ZAR	6,300	08/26/20	7.855%	3 Month JIBAR(2)	(512)	4,126	4,638
ZAR	300	01/12/25	7.430%	3 Month JIBAR(2)	—	(781)	(781)
ZAR	800	01/13/25	7.430%	3 Month JIBAR(2)	—	(2,082)	(2,082)
ZAR	2,100	01/13/25	7.440%	3 Month JIBAR(2)	—	(5,274)	(5,274)
ZAR	1,400	01/11/26	9.330%	3 Month JIBAR(2)	(12)	8,615	8,627
ZAR	1,400	01/11/26	9.330%	3 Month JIBAR(2)	(12)	8,615	8,627

					$11,674	$(1,995,995)	$(2,007,669)

(1)	Fund pays the fixed rate and receives the floating rate.
(2)	Fund pays the floating rate and receives the fixed rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2016.
(4)	Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 day USOIS plus 38.25 bps.
(5)	Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 day USOIS plus 38.5 bps.

Credit default swap agreements outstanding at July 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2016(5)	Unrealized Appreciation (Depreciation)(6)
Centrally cleared credit default swap on credit indices—Buy Protection(1):
CDX.NA.HY.26.V1	06/20/21	5.000%	1,400	$(30,100)	$(66,068)	$(35,968)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2016(5)	Unrealized Appreciation (Depreciation)(6)
Centrally cleared credit default swaps on corporate issues and/or sovereign issues—Sell Protection(2):
CIT Group, Inc.	06/20/18	5.000%	540	$34,141	$42,495	$8,354
General Motors Co.	06/20/19	5.000%	185	20,697	21,553	856

				$54,838	$64,048	$9,210

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(5)(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	500	$(5,957)	$(30,606)	$24,649	Credit Suisse First Boston Corp.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2016(4)	Fair Value(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate issues and/or sovereign issues—Sell Protection(2):
Petroleo Brasileiro SA	06/20/18	1.000%	220	1.000%	$(9,203)	$(16,868)	$7,665	Morgan Stanley
Republic of Italy	09/20/20	1.000%	180	0.944%	(1,448)	835	(2,283)	JPMorgan Chase
Kingdom of Spain	12/20/20	1.000%	885	1.087%	7,898	(1,795)	9,693	JPMorgan Chase

					$(2,753)	$(17,828)	$15,075

Cash of $840,000 and a U.S. Treasury Obligation with a market value of $1,452,116 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at July 31, 2016.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of OTC credit default swap agreements on corporate issues or sovereign issues of the emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The fair value of credit default swap agreements on centrally cleared corporate and/or sovereign issues, credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2016.

Currency swap agreements outstanding at July 31, 2016:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC currency swap agreements:
115	3 Month LIBOR	EUR	100	3 Month EURIBOR minus 25.00 bps	Goldman Sachs & Co.	01/20/17	$3,081	$—	$3,081
804	3 Month LIBOR	EUR	700	3 Month EURIBOR minus 26.95 bps	JPMorgan Chase	02/17/17	21,809	—	21,809
231	3 Month LIBOR	JPY	26,000	3 Month JPY LIBOR minus 99.25 bps	JPMorgan Chase	04/03/20	1,175	—	1,175
1,692	3 Month LIBOR	JPY	190,000	3 Month JPY LIBOR minus 98.625 bps	JPMorgan Chase	04/06/20	8,182	—	8,182

							$34,247	$—	$34,247

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2016.

Total return swap agreements outstanding at July 31, 2016:

Counterparty	Termination Date	Long/(Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)(2)
OTC swap agreements:
Credit Suisse First Boston Corp.	01/12/41	561	Pay fixed rate payments on the IOS.FN.450 Index and receive variable payments based on 1 Month LIBOR	$732	$(1,631)	$2,363
JPMorgan Chase	08/26/16	775	Pay variable payments based on 1 Day USOIS plus 28 bps and receive variable payments based on U.S. Treasury Strip	4,632	—	4,632
JPMorgan Chase	08/26/16	810	Pay variable payments based on 1 Day USOIS plus 28 bps and receive variable payments based on U.S. Treasury Strip	5,727	—	5,727
JPMorgan Chase	08/26/16	675	Pay variable payments based on 1 Day USOIS plus 28 bps and receive variable payments based on U.S. Treasury Strip	4,799	—	4,799
JPMorgan Chase	08/26/16	785	Pay variable payments based on 1 Day USOIS plus 28 bps and receive variable payments based on U.S. Treasury Strip	5,550	—	5,550
JPMorgan Chase	08/26/16	800	Pay variable payments based on 1 Day USOIS plus 28 bps and receive variable payments based on U.S. Treasury Strip	5,562	—	5,562
Deutsche Bank AG	09/08/16	100	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	4,233	—	4,233
Deutsche Bank AG	09/08/16	200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	11,128	—	11,128
Deutsche Bank AG	09/08/16	200	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	9,501	—	9,501
Deutsche Bank AG	09/08/16	100	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	3,264	—	3,264

				$55,128	$(1,631)	$56,759

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2016.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$16,262,484	$—
Non-Residential Mortgage-Backed Securities	—	3,640,207	—
Residential Mortgage-Backed Securities	—	12,221,529	730,945
Bank Loans	—	3,472,156	—
Commercial Mortgage-Backed Securities	—	11,189,258	—
Corporate Bonds	—	53,810,170	—
Foreign Government Bonds	—	3,756,058	—
Municipal Bonds	—	216,609	—
Non-Corporate Foreign Agencies	—	1,211,701	—
U.S. Government Agency Obligations	—	211,174	—
U.S. Treasury Obligations	—	2,656,050	—
Preferred Stock	138,350	—	—
Affiliated Mutual Fund	4,900,408	—	—
Other Financial Instruments*
Futures Contracts	611,873	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(48,059)	—
OTC Cross Currency Exchange Contracts	—	(476)	—
OTC Interest Rate Swap Agreement	—	1,027	—
Centrally Cleared Interest Rate Swap Agreements	—	(2,007,669)	—
Centrally Cleared Credit Default Swap Agreements	—	(26,758)	—
OTC Credit Default Swap Agreements	—	(8,710)	—
OTC Currency Swap Agreements	—	34,247	—
OTC Total Return Swap Agreements	—	55,128	—

Total	$5,650,631	$106,646,126	$730,945

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation(depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Prudential Total Return Bond Fund

Schedule of Investments

as of July 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.0%
ASSET-BACKED SECURITIES — 19.1%
Collateralized Loan Obligations — 14.1%
5180-2 CLO LP, Series 2015-1A, Class A1, 144A	2.362	%(a)	11/25/27	88,250	$88,600,494
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.876	%(a)	04/20/25	22,550	22,329,937
AIMCO CLO (Cayman Islands), Series 2014-AA, Class A, 144A	2.236	%(a)	07/20/26	7,900	7,905,593
AIMCO CLO (Cayman Islands), Series 2015-AA, Class A1, 144A	2.380	%(a)	01/15/28	62,500	62,176,975
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	2.243	%(a)	04/28/26	13,800	13,799,024
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-3A, Class A2A, 144A	2.993	%(a)	04/28/26	4,100	4,111,806
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.280	%(a)	10/15/26	44,250	44,066,079
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2016-8A, Class A1, 144A(b)	2.371	%(a)	07/28/28	68,500	68,251,619
Ares XXVI CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.780	%(a)	04/15/25	5,300	5,250,157
Ares XXVII CLO Ltd. (Cayman Islands), Series 2013-2A, Class A2R, 144A	2.090	%(a)	07/28/25	10,000	9,978,641
Ares XXXI CLO Ltd. (Cayman Islands), Series 2014-31A, Class A1, 144A	2.114	%(a)	08/28/25	8,000	7,986,128
Ares XXXIX CLO Ltd. (Cayman Islands), Series 2016-39A, Class A, 144A	2.218	%(a)	07/18/28	64,750	64,818,505
Arrowpoint CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.230	%(a)	10/15/26	9,250	9,221,985
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	2.229	%(a)	04/18/27	59,200	58,826,845
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class B, 144A	3.109	%(a)	04/18/27	21,250	21,222,328
Atlas Senior Loan Fund IV Ltd. (Cayman Islands), Series 2013-2A, Class A1L, 144A	2.126	%(a)	02/17/26	32,750	32,666,514
Atlas Senior Loan Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	2.220	%(a)	10/15/26	16,300	16,311,578
Atlas Senior Loan Fund VI Ltd. (Cayman Islands), Series 2014-6A, Class B, 144A	3.080	%(a)	10/15/26	2,750	2,737,774
Atrium X (Cayman Islands), Series 10A, Class A, 144A	1.799	%(a)	07/16/25	49,000	48,527,566
Avery Point V CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.139	%(a)	07/17/26	6,500	6,482,853
Avery Point VI CLO Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.083	%(a)	08/05/27	29,500	29,286,798
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 144A	1.796	%(a)	04/20/25	13,991	13,858,217
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.102	%(a)	10/22/25	3,500	3,467,574
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A1, 144A	2.179	%(a)	04/17/26	8,450	8,416,180
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A2A, 144A	2.829	%(a)	04/17/26	500	488,493
Battalion CLO V Ltd. (Cayman Islands), Series 2014-5A, Class A2B, 144A	4.410%		04/17/26	1,000	992,828
Battalion CLO VI Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	2.129	%(a)	10/17/26	22,500	22,179,341
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	2.279	%(a)	10/17/26	22,250	22,173,289
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.209	%(a)	04/18/27	35,500	35,212,343

Bean Creek CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.257	%(a)	01/20/28		31,500	31,344,529
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.880	%(a)	07/15/24		16,300	16,131,486
Benefit Street Partners CLO V Ltd. (Cayman Islands), Series 2014-VA, Class A, 144A	2.296	%(a)	10/20/26		13,000	12,965,325
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	2.209	%(a)	07/18/27		4,150	4,148,236
Blue Hill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	2.160	%(a)	01/15/26		4,300	4,268,912
Bosphorus CLO II DAC (Ireland), Series 2A, Class A, 144A	1.430	%(a)	10/15/25	EUR	23,000	25,792,680
Bosphorus CLO II DAC (Ireland), Series 2A, Class B, 144A	2.150	%(a)	10/15/25	EUR	14,000	15,599,530
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.829	%(a)	04/17/25		15,600	15,375,360
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, 144A	2.429	%(a)	04/17/25		13,500	13,088,374
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1A, 144A	2.194	%(a)	07/27/26		14,700	14,665,596
Catamaran CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.246	%(a)	04/20/26		14,300	14,271,905
Catamaran CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	2.189	%(a)	10/18/26		16,750	16,662,240
Catamaran CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.252	%(a)	04/22/27		76,250	75,735,884
Cavalry CLO II (Cayman Islands), Series 2A, Class A, 144A	2.029	%(a)	01/17/24		10,000	9,949,706
CIFC Funding Ltd. (Cayman Islands), Series 2012-1A, Class A1R, 144A	1.776	%(a)	08/14/24		1,700	1,704,577
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.130	%(a)	07/15/26		10,250	10,243,030
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.079	%(a)	01/17/26		11,000	10,910,727
Galaxy XVIII CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	2.150	%(a)	10/15/26		16,750	16,678,826
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.083	%(a)	05/05/27		73,000	72,532,771
ICG US CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	1.846	%(a)	04/20/26		35,070	34,444,592
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.280%		01/25/27		20,000	19,877,766
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.220	%(a)	04/15/27		25,000	24,821,765
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.196	%(a)	07/20/27		15,000	14,831,052
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.216	%(a)	05/15/26		6,700	6,675,981
KVK CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	3.670%		05/15/26		2,000	1,994,058
KVK CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.230	%(a)	07/15/26		10,250	10,100,458
KVK CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.216	%(a)	05/20/27		20,500	20,370,256
Limerock CLO II Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.179	%(a)	04/18/26		5,250	5,220,819
Madison Park Funding X Ltd. (Cayman Islands), Series 2012-10A, Class A1A, 144A	2.066	%(a)	01/20/25		58,500	58,326,735

Magnetite VIII Ltd. (Cayman Islands), Series 2014-8A, Class A, 144A	2.160	%(a)	04/15/26	23,950	23,930,289
Magnetite IX Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	2.135	%(a)	07/25/26	1,600	1,599,611
Magnetite XI Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	2.129	%(a)	01/18/27	10,750	10,719,096
Mill Creek II CLO Ltd., Series 2016-1A, Class A, 144A	2.340	%(a)	04/20/28	33,300	33,304,472
Mountain View CLO Ltd. (Cayman Islands), Series 2014-1A, Class B, 144A	3.090	%(a)	10/15/26	2,000	1,922,911
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A	2.140	%(a)	07/15/27	43,600	43,107,167
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A	1.927	%(a)	08/13/25	13,500	13,345,336
Ocean Trails CLO VI (Cayman Islands), Series 2016-6A, Class A2A, 144A	2.442	%(a)	07/15/28	39,000	38,926,653
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.852	%(a)	07/22/25	2,800	2,774,853
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.154	%(a)	05/21/27	63,800	63,277,606
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.196	%(a)	07/20/27	10,000	9,913,865
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	1.886	%(a)	02/20/25	4,750	4,722,533
Regatta III Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.200	%(a)	04/15/26	16,700	16,707,351
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.125	%(a)	07/25/26	91,850	90,864,064
Regatta IV Funding Ltd. (Cayman Islands), Series 2014-1A, Class A2, 144A	2.245	%(a)	07/25/26	11,750	11,752,312
Regatta V Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.275	%(a)	10/25/26	21,000	20,914,887
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.159	%(a)	07/17/26	3,300	3,296,408
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.350%		07/17/26	2,500	2,464,857
Shackleton II CLO Ltd. (Cayman Islands), Series 2012-2A, Class A1, 144A	2.106	%(a)	10/20/23	17,000	16,965,208
Shackleton III CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440%		04/15/25	4,900	4,909,541
Shackleton VI CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	2.159	%(a)	07/17/26	56,950	56,477,902
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.730	%(a)	04/15/25	17,850	17,569,243
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.130	%(a)	10/15/26	11,661	11,528,725
Silvermore CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.076	%(a)	05/15/26	46,909	46,878,463
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	3.278	%(a)	08/17/22	2,000	1,996,658
Sound Point CLO I Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.396	%(a)	10/20/23	4,350	4,355,827
Sound Point CLO VI Ltd. (Cayman Islands), Series 2014-2A, Class A1, 144A	2.056	%(a)	10/20/26	10,500	10,419,321
Sound Point CLO XI Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.175	%(a)	07/20/28	35,000	35,000,234
Sound Point CLO XII Ltd. (Cayman Islands), Series 2016-2A, Class A, 144A(b)	2.138	%(a)	10/20/28	5,500	5,489,231

THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.730%		04/18/26	5,700	5,678,842
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2014-3A, Class A, 144A	2.322	%(a)	01/22/27	51,500	51,539,397
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.196	%(a)	07/20/27	30,000	29,865,108
TIAA CLO I Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.386	%(a)	07/20/28	52,600	52,445,924
Treman Park CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.196	%(a)	04/20/27	40,225	40,225,000
Tyron Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.800	%(a)	07/15/25	38,165	37,792,097
Vibrant CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	2.326	%(a)	04/20/26	77,250	76,949,389
Vibrant CLO IV Ltd. (Cayman Islands), Series 2016-4A, Class A1, 144A	2.278	%(a)	07/20/28	50,000	49,786,640
Voya CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.820	%(a)	04/15/24	10,050	9,942,307
Voya CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	1.865	%(a)	04/25/25	3,250	3,235,607
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A	2.196	%(a)	04/20/26	11,550	11,489,222
Washington Mill CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, 144A	4.250%		04/20/26	3,500	3,463,955
Westcott Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.187	%(a)	07/20/28	11,000	10,984,292

					2,298,613,044

Non-Residential Mortgage-Backed Securities — 2.2%
American Express Credit Account Master Trust, Series 2013-1, Class B	1.181	%(a)	02/16/21	2,000	1,995,363
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 144A	2.630%		12/20/21	15,500	15,717,603
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 144A	2.990%		06/20/22	10,000	10,293,497
Earnest Student Loan Program LLC, Series 2016-C, Class A1, 144A	2.326	%(a)	10/27/36	12,100	12,100,000
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 144A	2.350%		07/15/20	8,210	8,223,087
Hertz Vehicle Financing II LP, Series 2015-1A, Class A, 144A	2.730%		03/25/21	42,400	43,147,444
Hertz Vehicle Financing LLC, Series 2016-2A, Class A, 144A	2.950%		03/25/22	41,900	42,940,079
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A, 144A	3.540%		10/20/32	641	650,892
OneMain Direct Auto Receivables Trust, Series 2016-1A, Class A, 144A	2.040%		01/15/21	20,900	20,892,328
OneMain Financial Issuance Trust, Series 2014-2A, Class C, 144A	4.330%		09/18/24	6,410	6,342,798
OneMain Financial Issuance Trust, Series 2015-1A, Class A, 144A	3.190%		03/18/26	5,283	5,352,765
OneMain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570%		07/18/25	40,200	40,336,612
OneMain Financial Issuance Trust, Series 2016-1A, Class A, 144A	3.660%		02/20/29	28,300	29,102,121
OneMain Financial Issuance Trust, Series 2016-2A, Class A, 144A	4.100%		03/20/28	19,900	20,503,804

OneMain Financial Issuance Trust, Series 2016-2A, Class B, 144A	5.940%		03/20/28	12,790	13,384,681
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A, 144A	3.080%		03/21/33	6,201	6,300,984
Small Business Administration Participation Certificates, Series 2001-20A, Class 1	6.290%		01/01/21	35	37,688
Small Business Administration Participation Certificates, Series 2003-20I, Class 1	5.130%		09/01/23	32	34,754
Springleaf Funding Trust, Series 2014-AA, Class C, 144A	4.450%		12/15/22	2,245	2,243,644
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	54,942	55,410,221
Springleaf Funding Trust, Series 2015-AA, Class B, 144A	3.620%		11/15/24	3,250	3,198,397
Springleaf Funding Trust, Series 2015-AA, Class C, 144A	5.040%		11/15/24	6,000	5,939,720
Volkswagen Credit Auto Master Trust, Series 2014-1A, Class A2, 144A	1.400%		07/22/19	14,298	14,221,064

					358,369,546

Residential Mortgage-Backed Securities — 2.8%
Aames Mortgage Investment Trust, Series 2005-2, Class M4	1.433	%(a)	07/25/35	3,558	3,450,725
ABFC Trust, Series 2003-OPT1, Class A1	1.128	%(a)	04/25/33	5,559	5,332,109
ABFC Trust, Series 2003-WMC1, Class M1	1.463	%(a)	06/25/33	552	516,800
ABFC Trust, Series 2004-OPT1, Class M1	1.538	%(a)	08/25/33	412	391,846
ABFC Trust, Series 2004-OPT5, Class A4	1.738	%(a)	06/25/34	2,252	2,114,910
ABFC Trust, Series 2005-AQ1, Class A4	4.865%		06/25/35	2,316	2,368,820
ABFC Trust, Series 2005-HE2, Class M2	1.238	%(a)	06/25/35	963	954,569
Accredited Mortgage Loan Trust, Series 2004-4, Class A2D	1.188	%(a)	01/25/35	380	363,184
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE1, Class M1	1.463	%(a)	11/25/33	906	850,629
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1	1.538	%(a)	12/25/33	1,120	1,064,881
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.388	%(a)	09/25/33	298	280,868
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1	1.388	%(a)	12/25/34	7,029	6,389,612
ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1	1.268	%(a)	04/25/34	6,836	6,361,959
Aegis Asset-Backed Securities Trust, Series 2005-3, Class M1	0.958	%(a)	08/25/35	526	520,586
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-1, Class M1	1.508	%(a)	04/25/34	1,138	1,072,387
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-2, Class A3	1.448	%(a)	06/25/34	68	67,482
Ameriquest Mortgage Securities, Inc., Series 2001-2, Class M3	3.413	%(a)	10/25/31	86	84,920
Ameriquest Mortgage Securities, Inc. Asset-Backed, Series 2003-10, Class AV1	1.248	%(a)	12/25/33	1,337	1,304,557
Ameriquest Mortgage Securities, Inc. Asset-Backed, Series 2003-10, Class AV2	1.188	%(a)	11/25/33	74	66,083
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	1.838	%(a)	02/25/33	2,152	2,036,379
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-5, Class A6	5.041%		04/25/33	4,118	4,176,607
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2	1.228	%(a)	12/25/33	1,586	1,516,099
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A	1.178	%(a)	04/25/34	2,873	2,842,132

Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-R8, Class M1	1.448	%(a)	09/25/34	2,857	2,844,603
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R11, Class A2D	0.818	%(a)	01/25/36	147	144,437
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3	1.488	%(a)	11/25/32	405	394,360
Argent Securities, Inc., Series 2003-W2, Class M4	4.327	%(a)	09/25/33	600	555,194
Argent Securities, Inc., Series 2003-W7, Class M1	1.523	%(a)	03/25/34	655	603,754
Argent Securities, Inc., Series 2003-W10, Class M1	1.568	%(a)	01/25/34	1,699	1,582,802
Argent Securities, Inc., Series 2003-W10, Class M2	2.963	%(a)	01/25/34	121	108,572
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W2, Class AF	4.403%		04/25/34	492	496,427
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W6, Class M1	1.313	%(a)	05/25/34	366	348,845
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-W2, Class A2C	0.848	%(a)	10/25/35	1,832	1,746,200
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE3, Class M1	1.726	%(a)	06/15/33	1,418	1,359,462
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE4, Class M1	1.726	%(a)	08/15/33	1,680	1,594,588
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE5, Class M1	1.606	%(a)	09/15/33	2,621	2,437,529
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1	1.531	%(a)	01/15/34	4,168	4,027,726
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	1.298	%(a)	06/25/34	8,637	8,132,955
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE5, Class M1	1.388	%(a)	08/25/34	2,751	2,602,162
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class M1	1.433	%(a)	09/25/34	1,123	1,046,195
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9, Class M1	1.463	%(a)	12/25/34	2,672	2,445,502
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE6, Class M2	1.253	%(a)	07/25/35	311	309,532
Bayview Opportunity Master Fund liib NPL Trust, Series 2015-NPLA, Class A, 144A	3.721%		07/28/35	5,316	5,300,851
Bear Stearns Asset-Backed Securities Trust, Series 2002-2, Class A2	1.688	%(a)	10/25/32	88	83,343
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE2, Class M1	1.388	%(a)	03/25/34	1,892	1,813,102
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE3, Class M2	2.213	%(a)	04/25/34	849	786,397
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1	1.343	%(a)	07/25/34	2,777	2,662,510
Bear Stearns Asset-Backed Securities I Trust, Series 2001-HE8, Class M1	1.463	%(a)	09/25/34	570	491,097
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2	1.508	%(a)	06/25/34	4,100	3,761,420
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE7, Class M1	1.388	%(a)	08/25/34	4,383	4,027,976
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE11, Class M2	2.063	%(a)	12/25/34	7,095	6,960,529
Bear Stearns Asset-Backed Securities I Trust, Series 2005-HE5, Class M2	1.523	%(a)	06/25/35	6,998	6,816,119
Bear Stearns Asset-Backed Securities I Trust, Series 2007-HE3, Class 1A2	0.688	%(a)	04/25/37	328	332,238
CDC Mortgage Capital Trust, Series 2003-HE4, Class M1	1.463	%(a)	03/25/34	6,921	6,629,594
Chase Funding Trust, Series 2002-2, Class 1A5	6.333%		04/25/32	699	709,955

Citigroup Global Markets Mortgage Securities VII, Inc., Series 2002-CIT1, Class M2	2.288	%(a)	03/25/32	3,222	2,996,957
Citigroup Mortgage Loan Trust, Series 2006-HE1, Class M1	0.818	%(a)	01/25/36	283	280,446
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates, Series 2005-OPT3, Class M2	1.163	%(a)	05/25/35	2,024	2,001,553
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH1, Class M2	0.858	%(a)	01/25/36	1,850	1,749,531
Countrywide Asset-Backed Certificates, Series 2002-3, Class 2A1	1.148	%(a)	06/25/32	3,398	3,198,812
Countrywide Asset-Backed Certificates, Series 2003-BC5, Class 2A2	1.188	%(a)	12/25/33	724	676,749
Countrywide Asset-Backed Certificates, Series 2004-3, Class 1A	0.908	%(a)	08/25/34	13,599	12,286,921
Countrywide Asset-Backed Certificates, Series 2004-6, Class 1A1	1.028	%(a)	12/25/34	4,603	4,340,853
Countrywide Asset-Backed Certificates, Series 2004-12, Class AF5	5.171%		04/25/35	1,385	1,394,007
Countrywide Asset-Backed Certificates, Series 2004-BC1, Class M1	1.238	%(a)	02/25/34	1,757	1,693,854
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	1.538	%(a)	11/25/34	3,411	3,268,157
Countrywide Asset-Backed Certificates, Series 2006-26, Class 2A3	0.658	%(a)	06/25/37	1,059	1,016,856
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2	2.738	%(a)	08/25/32	12	11,149
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB8, Class M1	1.283	%(a)	12/25/35	4,046	3,814,756
CWABS, Inc. Asset-Backed Certificates Trust, Series 2003-5, Class AF5	5.408%		02/25/34	1,845	1,850,897
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-5, Class 3A	0.948	%(a)	09/25/34	1,156	1,142,644
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 2A4	1.388	%(a)	11/25/34	1,033	1,008,968
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-6, Class 2A5	1.268	%(a)	11/25/34	1,144	1,116,505
Encore Credit Receivables Trust, Series 2005-1, Class M1	1.148	%(a)	07/25/35	5,526	5,291,380
Encore Credit Receivables Trust, Series 2005-3, Class M3	1.253	%(a)	10/25/35	10,000	9,298,048
Equity One Mortgage Pass-Through Trust, Series 2004-3, Class M1	4.825%		07/25/34	113	107,196
FBR Securitization Trust, Series 2005-2, Class M1	1.208	%(a)	09/25/35	859	851,558
FFMLT Trust, Series 2005-FF2, Class M4	1.373	%(a)	03/25/35	1,857	1,731,603
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	1.313	%(a)	08/25/34	2,661	2,448,380
First Franklin Mortgage Loan Trust, Series 2005-FF3, Class M3	1.210	%(a)	04/25/35	3,620	3,555,058
Fremont Home Loan Trust, Series 2003-B, Class M1	1.538	%(a)	12/25/33	3,940	3,725,139
Fremont Home Loan Trust, Series 2004-2, Class M1	1.343	%(a)	07/25/34	8,121	7,143,026
Fremont Home Loan Trust, Series 2004-C, Class M1	1.463	%(a)	08/25/34	2,597	2,436,874
GSAA Trust, Series 2006-7, Class AF2	5.995%		03/25/46	1,254	886,026
GSAMP Trust, Series 2004-FM1, Class M1	1.463	%(a)	11/25/33	681	640,563
GSAMP Trust, Series 2004-FM2, Class M1	1.238	%(a)	01/25/34	1,771	1,654,550
GSAMP Trust, Series 2004-HE2, Class M1	1.463	%(a)	09/25/34	2,650	2,470,962
Home Equity Asset Trust, Series 2002-4, Class M1	1.988	%(a)	03/25/33	3,562	3,454,790
Home Equity Asset Trust, Series 2003-3, Class M1	1.778	%(a)	08/25/33	1,669	1,595,311
Home Equity Asset Trust, Series 2003-4, Class M1	1.688	%(a)	10/25/33	1,597	1,473,990
Home Equity Asset Trust, Series 2003-5, Class M1	1.538	%(a)	12/25/33	137	131,041
Home Equity Asset Trust, Series 2003-6, Class M1	1.538	%(a)	02/25/34	3,178	3,019,590

Home Equity Asset Trust, Series 2004-2, Class M1	1.283	%(a)	07/25/34	2,428	2,277,284
Home Equity Asset Trust, Series 2004-7, Class M1	1.418	%(a)	01/25/35	1,006	969,931
HSBC Home Equity Loan Trust U.S.A., Series 2007-2, Class A4	0.787	%(a)	07/20/36	1,672	1,662,424
HSBC Home Equity Loan Trust U.S.A., Series 2007-2, Class M1	0.797	%(a)	07/20/36	3,210	3,109,858
HSBC Home Equity Loan Trust U.S.A., Series 2007-2, Class M2	0.857	%(a)	07/20/36	710	673,407
HSBC Home Equity Loan Trust U.S.A., Series 2007-3, Class A4	1.987	%(a)	11/20/36	706	706,512
HSBC Home Equity Loan Trust U.S.A., Series 2007-3, Class M2	2.987	%(a)	11/20/36	5,000	4,985,525
IndyMac Residential Asset-Backed Trust, Series 2005-A, Class M3	1.313	%(a)	03/25/35	1,231	1,221,001
JPMorgan Mortgage Acquisition Corp., Series 2005-WMC1, Class M2	1.148	%(a)	09/25/35	1,604	1,496,860
Long Beach Mortgage Loan Trust, Series 2003-4, Class AV1	1.108	%(a)	08/25/33	5,748	5,195,255
Long Beach Mortgage Loan Trust, Series 2004-1, Class M1	1.238	%(a)	02/25/34	1,199	1,136,430
Long Beach Mortgage Loan Trust, Series 2004-2, Class M1	1.283	%(a)	06/25/34	398	385,698
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	1.048	%(a)	10/25/34	14	12,970
MASTR Asset-Backed Securities Trust, Series 2003-OPT1, Class M2	3.263	%(a)	12/25/32	1,811	1,812,925
MASTR Asset-Backed Securities Trust, Series 2004-HE1, Class M2	1.583	%(a)	09/25/34	233	232,939
MASTR Asset-Backed Securities Trust, Series 2004-WMC1, Class M1	1.268	%(a)	02/25/34	876	837,226
MASTR Asset-Backed Securities Trust, Series 2004-WMC3, Class M1	1.313	%(a)	10/25/34	5,691	5,411,178
MASTR Asset-Backed Securities Trust, Series 2005-NC1, Class M1	1.208	%(a)	12/25/34	2,208	2,032,245
Merrill Lynch Mortgage Investors Trust, Series 2002-HE1, Class A1	1.488	%(a)	08/25/32	3,962	3,840,415
Merrill Lynch Mortgage Investors Trust, Series 2003-OPT1, Class A3	1.208	%(a)	07/25/34	807	782,603
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A1A	1.008	%(a)	06/25/35	952	916,489
Merrill Lynch Mortgage Investors Trust, Series 2004-OPT1, Class A2A	1.208	%(a)	06/25/35	920	841,614
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC3, Class M2	2.333	%(a)	01/25/35	3,713	3,601,825
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE1, Class M1	1.688	%(a)	05/25/33	1,178	1,120,164
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC5, Class M1	1.763	%(a)	04/25/33	135	133,426
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class A4	1.288	%(a)	03/25/34	483	397,818
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	1.343	%(a)	03/25/34	786	747,899
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.388	%(a)	05/25/34	8,755	8,357,912
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.433	%(a)	06/25/34	982	928,921
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE8, Class A7	1.548	%(a)	09/25/34	663	614,790

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE8, Class M1	1.448	%(a)	09/25/34	5,000	4,685,266
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC1, Class M1	1.538	%(a)	12/27/33	986	954,514
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC6, Class M1	1.388	%(a)	07/25/34	4,795	4,549,368
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.358	%(a)	11/25/34	1,650	1,507,114
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.418	%(a)	06/25/34	738	715,631
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC2, Class M1	1.403	%(a)	07/25/34	591	566,060
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC3, Class M2	1.283	%(a)	01/25/35	4,907	4,341,667
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2C	1.248	%(a)	01/25/35	2,930	2,896,901
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC2, Class M3	1.163	%(a)	03/25/35	3,000	2,901,409
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM2, Class M1	1.613	%(a)	05/25/32	90	85,608
New Century Home Equity Loan Trust, Series 2003-4, Class M1	1.613	%(a)	10/25/33	1,143	1,103,549
New Century Home Equity Loan Trust, Series 2003-A, Class A, 144A	1.208	%(a)	10/25/33	2,029	1,861,234
New Century Home Equity Loan Trust, Series 2004-1, Class M1	1.373	%(a)	05/25/34	813	748,993
New Century Home Equity Loan Trust, Series 2004-3, Class M1	1.418	%(a)	11/25/34	538	482,592
New Century Home Equity Loan Trust, Series 2004-4, Class M1	1.253	%(a)	02/25/35	1,171	1,070,409
Option One Mortgage Loan Trust, Asset-Backed Certificates, Series 2003-3, Class A2	1.088	%(a)	06/25/33	1,231	1,154,102
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.388	%(a)	01/25/34	2,888	2,702,068
Ownit Mortgage Loan Trust, Series 2005-2, Class M4	1.418	%(a)	03/25/36	896	884,296
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-WHQ2, Class M2	1.433	%(a)	02/25/35	605	602,950
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WLL1, Class M3	1.223	%(a)	03/25/35	13,319	12,468,228
Residential Asset Mortgage Products Trust, Series 2003-RS11, Class AI6A	5.944%		12/25/33	852	920,744
Residential Asset Securities Trust, Series 2004-KS1, Class AI5	5.221%		02/25/34	369	382,067
Saxon Asset Securities Trust, Series 2002-3, Class M1	1.613	%(a)	12/25/32	43	39,844
Saxon Asset Securities Trust, Series 2005-3, Class M1	0.948	%(a)	11/25/35	490	485,027
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	1.268	%(a)	02/25/34	786	734,760
Specialty Underwriting & Residential Finance Trust, Series 2003-BC2, Class M1	1.613	%(a)	06/25/34	809	786,967
Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1	1.388	%(a)	11/25/34	565	527,248
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1	1.253	%(a)	02/25/35	1,362	1,262,733
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class A2	1.028	%(a)	05/25/35	390	341,084
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class M1	1.313	%(a)	05/25/35	1,803	1,691,670

Specialty Underwriting & Residential Finance Trust, Series 2004-BC3, Class A2C	1.488	%(a)	07/25/35	800	760,146
Specialty Underwriting & Residential Finance Trust, Series 2004-BC3, Class M1	1.418	%(a)	07/25/35	3,207	3,074,516
Structured Asset Investment Loan Trust, Series 2003-BC7, Class 3A2	1.438	%(a)	07/25/33	1,261	1,177,296
Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4	1.488	%(a)	10/25/33	1,869	1,804,479
Structured Asset Investment Loan Trust (Cayman Islands), Series 2003-BC8, Class 3A3	1.388	%(a)	08/25/33	435	414,165
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	1.288	%(a)	02/25/34	26,044	24,862,960
Structured Asset Investment Loan Trust, Series 2004-4, Class A4	1.288	%(a)	04/25/34	854	797,549
Structured Asset Investment Loan Trust, Series 2004-6, Class A3	1.288	%(a)	07/25/34	3,251	3,076,875
Structured Asset Investment Loan Trust, Series 2004-7, Class A8	1.688	%(a)	08/25/34	2,510	2,231,368
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A2	1.488	%(a)	09/25/34	1,662	1,611,103
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A4	1.428	%(a)	09/25/34	1,483	1,387,538
Structured Asset Investment Loan Trust, Series 2005-6, Class M2	1.268	%(a)	07/25/35	17,361	15,923,300
Structured Asset Investment Loan Trust, Series 2005-7, Class M1	1.223	%(a)	08/25/35	8,000	7,754,202
Structured Asset Investment Loan Trust, Series 2006-2, Class A3	0.668	%(a)	04/25/36	5,250	4,716,692
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-AM1, Class M1	1.838	%(a)	04/25/33	441	431,146
VOLT XXVII LLC, Series 2014-NPL7, Class A1, 144A	3.375%		08/27/57	5,939	5,906,363
VOLT XXX LLC, Series 2015-NPL1, Class A1, 144A	3.625%		10/25/57	27,567	27,474,508
VOLT XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55	17,922	17,819,405
VOLT XLIV LLC, Series 2016-NPL4, Class A1, 144A	4.250%		04/25/46	6,053	6,095,602
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates, Series 2004-1, Class 2A1	0.788	%(a)	04/25/34	385	379,326

					450,645,006

TOTAL ASSET-BACKED SECURITIES (cost $3,091,126,989)					3,107,627,596

BANK LOANS(a) — 2.9%
Aerospace & Defense
Transdigm, Inc.	3.750%		06/09/23	5,000	4,966,965

Automotive — 0.1%
Chrysler Group LLC	3.250%		12/31/18	2,326	2,325,829
Chrysler Group LLC	3.500%		05/24/17	6,428	6,435,237

					8,761,066

Cable — 0.1%
Charter Communications Operating LLC	3.000%		07/01/20	1,124	1,124,265
Quebecor Media, Inc.	3.250%		08/17/20	4,920	4,876,673
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500%		06/30/23	2,847	2,831,900

					8,832,838

Capital Goods — 0.1%
Generac Power Systems, Inc.	3.500%		05/31/20	6,457	6,402,340

RBS Global, Inc./Rexnord LLC	4.000%	08/21/20		3,300	3,289,915

					9,692,255

Chemicals — 0.2%
Axalta Coating Systems US Holdings	3.750%	02/01/20		12,464	12,490,971
CeramTec GmbH (Germany)	4.250%	08/30/20	EUR	2,400	2,681,536
MacDermid, Inc.	5.500%	06/07/20		12,846	12,819,996
OXEA Finance & CY SCA (Luxembourg)(b)	4.500%	01/15/20	EUR	1,601	1,700,760

					29,693,263

Consumer — 0.2%
Advantage Sales & Marketing, Inc.	4.250%	07/23/21		2,948	2,930,552
Bombardier Rec Prods, Inc. (Canada)	3.750%	06/30/23		6,951	6,915,912
Huish Detergents, Inc.	5.500%	03/23/20		8,231	8,237,526
Motor Fuel Group (United Kingdom)	6.000%	07/15/22	GBP	10,000	12,958,801

					31,042,791

Diversified Financial Services
Bats Global Markets, Inc.	4.146%	06/20/23		4,700	4,723,500

Electric
Calpine Construction Finance Co. LP	3.000%	05/04/20		1,082	1,064,627
Calpine Corp.	3.500%	05/27/22		2,050	2,041,993

					3,106,620

Energy - Refining
Western Refining, Inc.	5.250%	11/12/20		4,912	4,739,924

Foods — 0.1%
ARAMARK Corp.	3.250%	02/24/21		5,657	5,667,186
B.C. Unlimited Liability Co.	3.750%	12/10/21		5,353	5,372,217
Supervalu, Inc.	5.500%	03/21/19		4,710	4,702,629

					15,742,032

Gaming
CCM Merger, Inc.	4.500%	08/06/21		2,198	2,198,968

Healthcare & Pharmaceutical — 0.4%
Capsugel Holdings US, Inc.	4.000%	07/31/21		3,672	3,671,349
CHS Community Health Systems, Inc.	3.174%	01/25/19		1,935	1,899,744
CHS Community Health Systems, Inc.	3.750%	12/31/19		1,241	1,219,356
CHS Community Health Systems, Inc.	3.924%	12/31/18		10,774	10,666,098
Grifols Worldwide OPS Ltd.	3.640%	02/26/21		5,872	5,890,701
Mallinckrodt International Finance (Luxembourg)	3.500%	03/19/21		4,839	4,815,828
Ortho Clinical Diagnostics, Inc.	4.750%	06/30/21		2,205	2,132,235
Pharmaceutical Product Development LLC	4.250%	08/18/22		7,131	7,125,760
RPI Finance Trust (Luxembourg)	3.250%	11/09/18		744	744,632
RPI Finance Trust (Luxembourg)	3.500%	11/09/20		4,986	4,999,691
Select Med Corp.	6.000%	03/03/21		14,434	14,559,982
Valeant Pharmaceuticals International, Inc. (Canada)	3.720%	10/20/18		4,088	4,010,577
Valeant Pharmaceuticals International, Inc. (Canada)	4.750%	08/05/20		3,879	3,823,795
Valeant Pharmaceuticals International, Inc. (Canada)	5.000%	04/01/22		5,230	5,183,361

					70,743,109

Home Construction
Beazer Homes USA, Inc.(b)	6.406%	03/09/18		4,375	4,331,250

Machinery
Terex Corp.(b)	3.500%		08/13/21		5,428	5,333,048

Media & Entertainment — 0.1%
Nielsen Finance LLC	2.724%		05/30/17		8,658	8,654,562
Tribune Media Co.	3.750%		12/28/20		2,977	2,978,685

						11,633,247

Professional Services
AlixPartners LLP	4.500%		07/28/22		6,833	6,835,638

Restaurants
Landry’s Restaurants, Inc.	4.000%		04/24/18		1,002	1,002,529

Retailers — 0.2%
Douglas Holding AG (Germany)	6.000%		08/13/22	EUR	6,000	6,743,968
Euro Garages (United Kingdom)	6.091%		01/30/23	GBP	11,500	15,014,227
Rite Aid Corp.	4.875%		06/21/21		10,600	10,616,568

						32,374,763

Software — 0.1%
Solera Holdings, Inc.	5.750%		03/03/23		10,146	10,218,284

Supermarkets — 0.1%
Albertsons LLC	4.500%		08/25/21		9,308	9,340,067
Albertsons LLC	4.750%		06/22/23		2,625	2,637,306

						11,977,373

Technology — 1.0%
Action Nederland BV	4.500%		02/25/22	EUR	12,599	14,238,868
Avago Technologies Cayman Finance Ltd. (Singapore)	4.250%		02/01/23		23,362	23,397,661
BMC Software Finance, Inc.	5.000%		09/10/20		7,177	6,572,055
CDW Corp.	3.250%		04/29/20		3,184	3,187,036
Dell International LLC	—	%(p)	12/31/18		32,000	31,386,656
Dell International LLC	—	%(p)	09/30/23		11,325	11,325,000
First Data Corp.	4.238%		07/08/22		2,100	2,106,235
First Data Corp.	4.488%		03/24/21		5,698	5,721,398
Lawson Software, Inc.	3.750%		06/03/20		15,000	14,823,750
NXP BV (Netherlands)	3.250%		01/10/20		3,905	3,907,101
NXP BV (Netherlands)	3.750%		12/07/20		4,532	4,559,825
ON Semiconductor Corp.	5.250%		03/31/23		7,075	7,147,965
TransUnion LLC	3.500%		04/09/21		5,214	5,198,674
Vantiv LLC	2.406%		06/13/19		4,950	4,908,752
Western Digital Corp.	6.000%		04/29/23	EUR	14,000	15,785,119
Western Digital Corp.	6.250%		04/28/23		14,450	14,572,825

						168,838,920

Telecommunications — 0.1%
LTS Buyer LLC	4.000%		04/13/20		4,728	4,721,650
SBA Senior Finance II LLC	3.250%		03/24/21		4,900	4,893,875
SBA Senior Finance II LLC	3.250%		06/10/22		4,950	4,935,150
Zayo Group LLC	3.750%		05/06/21		1,737	1,735,513

						16,286,188

Transportation — 0.1%
Hertz Corp	3.500%		06/30/23		10,100	10,125,250
XPO Logistics, Inc.	5.500%		11/01/21		6,468	6,524,091

						16,649,341

TOTAL BANK LOANS (cost $480,731,686)						479,723,912

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.8%
Assurant Commercial Mortgage Trust, Series 2016-1A, Class B, 144A	4.462%	05/15/49	7,683	7,847,873
Banc of America Commercial Mortgage Trust, Series 2006-5, Class AM	5.448%	09/10/47	19,570	19,622,628
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%	10/10/45	959	961,316
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.573%(a)	04/10/49	5,778	5,872,423
Banc of America Commercial Mortgage Trust, Series 2007-3, Class A5	5.377%	06/10/49	800	819,695
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%	02/10/51	2,801	2,895,245
Banc of America Commercial Mortgage Trust, Series 2007-5, Class AM	5.772%(a)	02/10/51	12,514	12,886,591
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903%	06/15/49	5,200	5,443,346
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ	5.349%(a)	11/10/42	157	157,306
Barclays Commercial Mortgage Securities LLC, Series 2015-RRI, Class XCP, IO, 144A	0.741%(a)	05/15/32	324,000	1,882,440
Barclays Commercial Mortgage Securities LLC, Series 2016-ETC, Class E, 144A	3.729%(a)	08/14/36	13,900	12,299,229
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966%	08/10/33	31,000	33,489,300
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX	5.366%(a)	12/11/49	48,872	49,601,028
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class B, 144A	2.330%(a)	12/15/27	5,272	5,256,698
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AM	5.462%	10/15/49	7,085	7,123,365
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A4	3.575%	05/10/47	11,690	12,803,721
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3	3.372%	10/10/47	10,000	10,824,461
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class XB, IO	0.053%(a)	09/15/48	58,898	221,763
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4	3.209%	05/10/49	45,600	48,601,497
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4	3.314%	04/10/49	22,150	23,813,523
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4	5.223%	08/15/48	911	911,934
COMM Mortgage Trust, Series 2014-UBS5, Class A4	3.838%	09/10/47	48,200	53,269,608
Commercial Mortgage Pass-Through Certificates, Series 2015-CR27, Class A4	3.612%	10/10/48	50,000	55,051,845
Commercial Mortgage Trust, Series 2006-C8, Class AM	5.347%	12/10/46	10,700	10,796,490
Commercial Mortgage Trust, Series 2007-GG9, Class AM	5.475%	03/10/39	18,669	18,925,897
Commercial Mortgage Trust, Series 2012-CR5, Class A3	2.540%	12/10/45	3,000	3,114,619
Commercial Mortgage Trust, Series 2013-CR7, Class A3	2.929%	03/10/46	9,800	10,363,742
Commercial Mortgage Trust, Series 2013-LC6, Class XA, IO	1.720%(a)	01/10/46	61,585	3,800,658
Commercial Mortgage Trust, Series 2014-UBS3, Class A3	3.546%	06/10/47	12,500	13,576,266
Commercial Mortgage Trust, Series 2014-UBS3, Class XB, IO, 144A	0.348%(a)	06/10/47	130,681	3,163,382
Commercial Mortgage Trust, Series 2014-UBS4, Class A4	3.420%	08/10/47	10,300	11,069,397
Commercial Mortgage Trust, Series 2014-UBS6, Class A4	3.378%	12/10/47	14,000	15,043,273
Commercial Mortgage Trust, Series 2015-CR26, Class A4	3.630%	10/10/48	22,700	24,861,728
Commercial Mortgage Trust, Series 2015-DC1, Class XA, IO	1.179%(a)	02/10/48	125,388	8,472,835
Commercial Mortgage Trust, Series 2015-LC21, Class A4	3.708%	07/10/48	7,900	8,736,783

Commercial Mortgage Trust, Series 2015-PC1, Class A5	3.902%	07/10/50	29,800	33,154,419
Commercial Mortgage Trust, Series 2016-DC2, Class A5	3.765%	02/10/49	34,600	38,467,744
Credit Suisse Commercial Mortgage Trust, Series 2014-USA, Class A2, 144A	3.953%	09/15/37	56,050	61,288,467
Credit Suisse Commercial Mortgage Trust, Series 2015-DEAL, Class XCP, IO, 144A	1.618%(a)	04/15/29	69,222	133,598
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class XB, IO	0.250%	08/15/48	86,961	1,559,228
DBJPM Mortgage Trust, Series 2016-C3, Class A4	2.632%	09/10/49	57,450	58,823,618
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555%(a)	09/10/35	30,650	31,979,753
Fannie Mae-Aces, Series 2015-M8, Class AB2	2.829%	01/25/25	11,400	12,125,929
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	1.000%(a)	01/25/20	260,675	7,436,445
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.157%(a)	04/25/20	20,325	610,489
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.627%(a)	06/25/20	96,650	4,523,531
FHLMC Multifamily Structured Pass-Through Certificates, Series K009, Class X1, IO	1.414%(a)	08/25/20	3,578	153,666
FHLMC Multifamily Structured Pass-Through Certificates, Series K014, Class X1, IO	1.209%(a)	04/25/21	12,440	610,814
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class X1, IO	1.621%(a)	07/25/21	1,410	93,362
FHLMC Multifamily Structured Pass-Through Certificates, Series K019, Class X1, IO	1.700%(a)	03/25/22	130,983	10,232,627
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.447%(a)	05/25/22	47,962	3,334,885
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.486%(a)	06/25/22	221,325	15,663,818
FHLMC Multifamily Structured Pass-Through Certificates, Series K024, Class X1, IO	0.883%(a)	09/25/22	115,248	5,038,964
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	0.887%(a)	10/25/22	30,245	1,340,694
FHLMC Multifamily Structured Pass-Through Certificates, Series K026, Class X1, IO	1.035%(a)	11/25/22	180,560	9,437,846
FHLMC Multifamily Structured Pass-Through Certificates, Series K027, Class X1, IO	0.825%(a)	01/25/23	270,586	11,362,922
FHLMC Multifamily Structured Pass-Through Certificates, Series K032, Class X1, IO	0.118%(a)	05/25/23	255,119	1,858,514
FHLMC Multifamily Structured Pass-Through Certificates, Series K038, Class X1, IO	1.191%(a)	03/25/24	160,199	11,610,228
FHLMC Multifamily Structured Pass-Through Certificates, Series K043, Class X1, IO	0.549%(a)	12/25/24	76,718	2,999,409
FHLMC Multifamily Structured Pass-Through Certificates, Series K044, Class X1, IO	0.755%(a)	01/25/25	446,818	22,897,622
FHLMC Multifamily Structured Pass-Through Certificates, Series K052, Class X1, IO	0.678%(a)	11/25/25	314,989	15,481,667
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.369%(a)	03/25/26	186,919	19,453,849
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	1.447%(a)	08/25/16	6,293	529
FHLMC Multifamily Structured Pass-Through Certificates, Series K702, Class X1, IO	1.452%(a)	02/25/18	10,268	192,335
FHLMC Multifamily Structured Pass-Through Certificates, Series K703, Class X1, IO	2.022%(a)	05/25/18	8,767	263,704
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.762%(a)	05/25/19	30,479	1,242,016
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.695%(a)	07/25/19	46,642	1,950,186

FHLMC Multifamily Structured Pass-Through Certificates, Series K718, Class X1, IO	0.649%(a)	01/25/22	293,446	8,753,304
FHLMC Multifamily Structured Pass-Through Certificates, Series KAIV, Class X1, IO	1.330%(a)	06/25/21	2,017	101,298
FHLMC Multifamily Structured Pass-Through Certificates, Series Q001, Class XA, IO	2.348%(a)	02/25/32	30,556	5,396,987
FHLMC Multifamily Structured Pass-Through Certificates, Series Q002, Class XA, IO	1.221%(a)	07/25/33	39,472	3,879,593
FREMF Mortgage Trust, Series 2012-K19, Class B, 144A	4.033%(a)	05/25/45	5,045	5,466,830
FREMF Mortgage Trust, Series 2013-K27, Class X2A, IO, 144A	0.100%	01/25/46	1,350,566	7,108,976
FREMF Mortgage Trust, Series 2013-K32, Class X2A, IO, 144A	0.100%	10/25/46	1,223,163	6,486,066
GE Business Loan Trust, Series 2007-1A, Class A, 144A	0.651%(a)	04/16/35	2,761	2,554,174
GS Mortgage Securities Trust, Series 2013-GC16, Class XA, IO	1.443%(a)	11/10/46	36,248	2,109,565
GS Mortgage Securities Trust, Series 2013-GCJ12, Class A3	2.860%	06/10/46	11,400	11,994,003
GS Mortgage Securities Trust, Series 2013-GCJ14, Class XA, IO	0.828%(a)	08/10/46	223,635	8,443,314
GS Mortgage Securities Trust, Series 2014-GC20, Class A2	3.002%	04/10/47	3,500	3,612,438
GS Mortgage Securities Trust, Series 2014-GC22, Class XB, IO	0.255%(a)	06/10/47	37,110	866,875
GS Mortgage Securities Trust, Series 2015-GC28, Class XB, IO	0.348%(a)	02/10/48	43,393	1,241,500
GS Mortgage Securities Trust, Series 2015-GC32, Class XB, IO	0.010%(a)	07/10/48	60,188	44,130
Houston Galleria Mall Trust, Series 2015-HGLR, Class XCP, IO, 144A	0.195%(a)	03/05/23	525,000	7,768,425
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A2	1.677%	12/15/47	100	100,636
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A4	2.611%	12/15/47	4,000	4,165,694
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2015-C29, Class XA, IO	0.952%(a)	05/15/48	52,399	2,334,075
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2015-C29, Class XB, IO	0.084%(a)	05/15/48	54,147	477,436
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2015-FL7, Class B, 144A	2.282%(a)	05/15/28	40,000	39,981,488
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX, Class AJ	4.951%(a)	01/12/37	169	168,509
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	5.935%(a)	02/15/51	69	68,584
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2008-C2, Class A1A	5.998%	02/12/51	8,801	8,925,210
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-CBX, Class A3	3.139%	06/15/45	1,350	1,385,928
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A4	2.875%	12/15/47	11,000	11,615,730
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3	3.525%	01/15/46	3,000	3,174,803
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A4	2.694%	04/15/46	11,400	11,912,748
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C18, Class A2	2.879%	02/15/47	3,500	3,625,198
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A3A1	3.472%	07/15/47	5,042	5,373,113

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C21, Class A4	3.493%	08/15/47	9,800	10,697,856
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C23, Class XA, IO	0.867%(a)	09/15/47	77,389	3,032,260
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A3	3.098%	11/15/47	8,040	8,412,631
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1	3.408%	11/15/47	7,800	8,482,165
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C25, Class XB, IO	0.101%(a)	11/15/47	51,813	571,518
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-C26, Class A3	3.231%	01/15/48	11,650	12,537,181
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-C28, Class A4	3.227%	10/15/48	35,300	37,803,077
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-C32, Class XB, IO	0.280%(a)	11/15/48	57,408	1,345,816
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class XCP, IO, 144A	0.597%(a)	01/15/18	720,000	6,150,672
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-C1, Class A5	3.576%	03/15/49	38,680	42,689,430
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-C2, Class XB, IO	0.663%(a)	06/15/49	44,639	2,370,777
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A3	2.559%	08/15/49	40,000	40,603,312
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class AM	5.493%(a)	02/15/40	22,091	22,542,865
Merrill Lynch Mortgage Trust, Series 2007-C1, Class ASB	5.826%(a)	06/12/50	67	67,272
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, IO, 144A	1.728%(a)	08/15/45	56,561	3,425,196
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	2.655%	02/15/46	10,000	10,374,928
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%	12/15/48	3,400	3,587,052
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%	05/15/46	5,900	6,193,404
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A3	3.479%	05/15/48	8,425	9,166,387
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class XA, IO	0.836%(a)	05/15/48	169,157	9,337,978
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5	3.635%	10/15/48	37,300	41,136,670
Morgan Stanley Capital I Trust, Series 2005-T19, Class AJ	4.985%(a)	06/12/47	2	1,519
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	5.439%	02/12/44	127	126,523
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AAB	5.654%(a)	04/15/49	551	553,498
Morgan Stanley Capital I Trust, Series 2015-XLF1, Class B, 144A	2.231%(a)	08/14/31	5,200	5,192,347
Motel 6 Trust, Series 2015-MTL6, Class B, 144A	3.298%	02/05/30	28,300	28,645,314
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126%	07/05/36	45,200	47,351,936
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%	12/10/45	4,150	4,272,809
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%	03/10/46	9,100	9,617,850
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XA, IO, 144A	1.197%(a)	03/10/46	15,163	804,724
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class XB, IO, 144A	0.575%(a)	03/10/46	96,528	2,664,424
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A3	2.971%	04/10/46	9,500	10,056,222

Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ	5.288%(a)	10/15/44		115	115,045
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AM	5.591%(a)	04/15/47		9,045	9,213,730
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class APB	5.702%(a)	06/15/49		378	377,997
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	5.948%(a)	02/15/51		4,924	5,021,064
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM	5.948%(a)	02/15/51		9,225	9,465,327
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class XCP, IO, 144A	0.619%	06/15/17		275,000	1,469,380
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class XA, IO, 144A	2.036%(a)	10/15/45		45,790	3,615,344
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3	3.986%	07/15/46		6,900	7,741,162
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A3FL, 144A	1.530%(a)	07/15/46		27,500	27,748,836
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class A4	3.548%	08/15/50		5,910	6,457,441
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class XB, IO	0.358%(a)	05/15/48		24,936	911,578
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A4	3.498%	07/15/58		13,700	14,903,993
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class XB, IO	0.941%(a)	06/15/49		36,018	2,885,042
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A3	2.674%	07/15/48		60,000	61,573,260
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class XB, IO	1.099%(a)	07/15/48		55,952	4,416,538

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,567,559,953)					1,603,772,763

CORPORATE BONDS — 45.0%
Aerospace & Defense — 0.3%
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050%	06/15/25		3,300	3,312,375
Harris Corp., Sr. Unsec’d. Notes	3.832%	04/27/25		2,700	2,908,788
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.100%	01/15/23		8,620	9,163,594
Lockheed Martin Corp., Sr. Unsec’d. Notes	3.550%	01/15/26		9,880	10,879,797
Raytheon Co., Sr. Unsec’d. Notes	3.150%	12/15/24		3,390	3,689,025
Spirit Aerosystems, Inc., Gtd. Notes	3.850%	06/15/26		6,000	6,340,746
United Technologies Corp., Sr. Unsec’d. Notes	1.125%	12/15/21	EUR	7,800	9,106,026

					45,400,351

Agriculture — 0.4%
Altria Group, Inc., Gtd. Notes	2.850%	08/09/22		6,925	7,299,047
Altria Group, Inc., Gtd. Notes	9.950%	11/10/38		1,086	1,981,631
Altria Group, Inc., Gtd. Notes	10.200%	02/06/39		103	192,030
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.950%	06/15/25		24,630	27,778,502
Imperial Brands Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%	02/11/18		9,975	10,047,847
Reynolds American, Inc., Gtd. Notes	2.300%	08/21/17		1,075	1,087,023
Reynolds American, Inc., Gtd. Notes	3.500%	08/04/16		340	340,024
Reynolds American, Inc., Gtd. Notes	4.000%	06/12/22		7,255	7,957,081
Reynolds American, Inc., Gtd. Notes	4.450%	06/12/25		8,038	9,075,103
Reynolds American, Inc., Gtd. Notes	8.125%	06/23/19		305	361,080

					66,119,368

Airlines — 0.5%
American Airlines Pass-Through Trust, Series 2013-1, Class A, Pass-Through Certificates	4.000%		07/15/25		6,621	7,018,317
American Airlines Pass-Through Trust, Series 2013-2, Class A, Pass-Through Certificates	4.950%		01/15/23		8,287	9,074,059
American Airlines Pass-Through Trust, Series 2014-1, Class A, Pass-Through Certificates	3.700%		10/01/26		2,832	2,980,169
American Airlines Pass-Through Trust, Series 2015-1, Class A, Pass-Through Certificates	3.375%		05/01/27		11,282	11,677,159
American Airlines Pass-Through Trust, Series 2015-2, Class AA, Pass-Through Certificates	3.600%		09/22/27		12,525	13,465,628
Continental Airlines, Inc., Pass-Through Trust, Series 2001-1, Class A-1, Pass-Through Certificates	6.703%		06/15/21		2	1,738
Continental Airlines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	5.983%		04/19/22		386	440,246
Continental Airlines, Inc., Pass-Through Trust, Series 2010-1, Class A, Pass-Through Certificates	4.750%		01/12/21		312	333,633
Continental Airlines, Inc., Pass-Through Trust, Series 2012-1, Class A, Pass-Through Certificates	4.150%		04/11/24		2,514	2,658,993
Continental Airlines, Inc., Pass-Through Trust, Series 2012-2, Class A, Pass-Through Certificates	4.000%		10/29/24		850	897,048
Delta Air Lines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	6.821%		08/10/22		1,572	1,852,101
Delta Air Lines, Inc., Pass-Through Trust, Series 2009-1, Class A, Pass-Through Certificates(c)	7.750%		12/17/19		683	778,225
Delta Air Lines, Inc., Pass-Through Trust, Series 2010-2, Class A, Pass-Through Certificates	4.950%		05/23/19		757	803,466
Delta Air Lines, Inc., Pass-Through Trust, Series 2011-1, Class A, Pass-Through Certificates	5.300%		04/15/19		602	644,610
Delta Air Lines, Inc., Pass-Through Trust, Series 2012-1, Class A, Pass-Through Certificates	4.750%		05/07/20		1,281	1,372,674
Southwest Airlines Co., Sr. Unsec’d. Notes	2.650%		11/05/20		9,310	9,590,305
United Airlines Pass-Through Trust, Series 2015-1, Class AA, Pass-Through Certificates	3.450%		12/01/27		11,120	11,523,100
US Airways Pass-Through Trust, Series 2012-2, Class A, Pass-Through Certificates	4.625%		06/03/25		1,979	2,151,852

						77,263,323

Apparel — 0.2%
Hanesbrands Finance Luxembourg SCA, Gtd. Notes, 144A	3.500%		06/15/24	EUR	7,175	8,324,508
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625%		07/15/24	EUR	24,525	28,689,959

						37,014,467

Auto Manufacturers — 1.4%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	1.875%		01/11/18		800	806,814
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250%		03/02/20		20,605	21,057,259
Ford Holdings LLC, Gtd. Notes	9.375%		03/01/20		3,300	4,062,363
Ford Motor Co., Sr. Unsec’d. Notes(c)	4.750%		01/15/43		12,780	14,089,924
Ford Motor Co., Sr. Unsec’d. Notes	6.375%		02/01/29		2,595	3,260,093
Ford Motor Co., Sr. Unsec’d. Notes	6.625%		10/01/28		6,834	8,802,746
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	1.181	%(a)	09/08/17		200	199,635
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18		5,290	5,351,941
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.459%		03/27/20		16,095	16,261,406
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.000%		06/12/17		2,588	2,621,895
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.096%		05/04/23		17,490	17,846,394
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.219%		01/09/22		12,975	13,457,047

Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.336%		03/18/21	6,900	7,197,107
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.134%		08/04/25	3,145	3,364,597
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.250%		02/03/17	8,770	8,898,656
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	5.000%		05/15/18	600	634,318
General Motors Co., Sr. Unsec’d. Notes	4.000%		04/01/25	5,560	5,741,139
General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23	3,725	4,069,548
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	3,990	4,813,528
General Motors Co., Sr. Unsec’d. Notes	6.600%		04/01/36	4,470	5,528,804
General Motors Financial Co. Inc., Gtd. Notes(c)	3.150%		01/15/20	7,490	7,618,161
General Motors Financial Co. Inc., Gtd. Notes	3.450%		04/10/22	27,425	27,977,093
General Motors Financial Co. Inc., Gtd. Notes	3.700%		05/09/23	21,265	21,720,985
General Motors Financial Co. Inc., Gtd. Notes	5.250%		03/01/26	5,785	6,459,248
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.150%		02/26/20	12,370	12,565,050
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	2.700%		03/15/17	650	655,212
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.125%		12/15/18	6,221	6,360,973
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250%		11/15/19	2,165	2,229,950

					233,651,886

Auto Parts & Equipment — 0.3%
American Axle & Manufacturing, Inc., Gtd. Notes(c)	6.625%		10/15/22	4,689	4,958,618
Dana Holding Corp., Sr. Unsec’d. Notes	5.375%		09/15/21	725	753,543
Goodyear Tire & Rubber Co. (The), Gtd. Notes(c)	5.000%		05/31/26	8,450	8,904,187
Goodyear Tire & Rubber Co. (The), Gtd. Notes(c)	5.125%		11/15/23	4,225	4,467,938
Lear Corp., Gtd. Notes	4.750%		01/15/23	3,000	3,105,000
Lear Corp., Gtd. Notes	5.250%		01/15/25	4,600	4,910,500
Lear Corp., Gtd. Notes	5.375%		03/15/24	11,650	12,465,500
Meritor, Inc., Gtd. Notes(c)	6.250%		02/15/24	4,000	3,520,000
Schaeffler Holding Finance BV (Germany), Sr. Sec’d. Notes, PIK, 144A	6.250%		11/15/19	300	312,000
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500%		04/29/22	2,000	2,075,000

					45,472,286

Banks — 9.9%
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250%		04/01/23	2,532	2,728,483
Bank of America Corp., Jr. Sub. Notes	5.125	%(a)	12/31/49	2,225	2,174,938
Bank of America Corp., Jr. Sub. Notes	6.300	%(a)	12/31/49	7,935	8,646,666
Bank of America Corp., Jr. Sub. Notes	8.125	%(a)	12/29/49	5,000	5,112,500
Bank of America Corp., Jr. Sub. Notes, Series K	8.000	%(a)	12/29/49	1,500	1,524,195
Bank of America Corp., Sr. Unsec’d. Notes	0.933	%(a)	10/14/16	1,200	1,199,928
Bank of America Corp., Sr. Unsec’d. Notes	5.700%		01/24/22	17,450	20,434,055
Bank of America Corp., Sr. Unsec’d. Notes	5.875%		01/05/21	3,620	4,165,780
Bank of America Corp., Sr. Unsec’d. Notes	6.000%		09/01/17	1,265	1,325,831
Bank of America Corp., Sr. Unsec’d. Notes	7.625%		06/01/19	3,235	3,745,554
Bank of America Corp., Sr. Unsec’d. Notes, GMTN	3.500%		04/19/26	13,235	13,817,274
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875%		08/01/25	9,950	10,669,375
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.000%		04/01/24	3,125	3,370,719
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.125%		01/22/24	15,785	17,135,375
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.650%		05/01/18	2,000	2,137,898
Bank of America Corp., Sub. Notes, GMTN	4.450%		03/03/26	25,380	27,257,003
Bank of America Corp., Sub. Notes, MTN	3.950%		04/21/25	19,960	20,678,640
Bank of America Corp., Sub. Notes, MTN	4.000%		01/22/25	31,900	33,137,210
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	18,410	19,376,617

Bank of America Corp., Sub. Notes, MTN	4.250%		10/22/26	6,865	7,235,030
Bank of America NA, Sr. Unsec’d. Notes	2.050%		12/07/18	2,000	2,030,878
Bank of America NA, Sub. Notes	5.300%		03/15/17	250	256,368
Bank of England Euro Note (United Kingdom), Sr. Unsec’d. Notes, 144A	1.250%		03/14/19	2,500	2,518,710
Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625	%(a)	12/31/49	17,715	17,670,712
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	3.000%		02/24/25	11,680	12,408,003
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	3.250%		09/11/24	3,550	3,826,371
Bank of Nova Scotia (The) (Canada), Sr. Unsec’d. Notes	0.975	%(a)	04/11/17	3,600	3,599,834
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.000%		03/16/18	8,515	8,491,098
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.250%		01/12/21	7,920	8,022,049
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650%		03/16/25	13,965	13,769,029
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%		01/12/26	8,200	8,490,772
BB&T Corp., Sr. Unsec’d. Notes, MTN	2.450%		01/15/20	12,210	12,588,376
BBVA Bancomer SA/Texas (Mexico), Sub. Notes, RegS	6.500%		03/10/21	2,400	2,658,000
BNP Paribas SA (France), Sr. Unsec’d. Notes	2.375%		05/21/20	9,010	9,194,561
Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850%		04/01/21	9,550	10,079,748
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.950%		07/23/21	8,385	8,701,064
Capital One Financial Corp., Sr. Unsec’d. Notes	3.200%		02/05/25	18,610	18,944,943
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	3,100	3,281,502
Capital One Financial Corp., Sr. Unsec’d. Notes	5.250%		02/21/17	1,750	1,784,745
Capital One Financial Corp., Sub. Notes	4.200%		10/29/25	8,305	8,659,009
Capital One Financial Corp., Sub. Notes	6.150%		09/01/16	150	150,579
CITIC Pacific Ltd. (China), Sr. Unsec’d. Notes, RegS	6.800%		01/17/23	1,800	2,194,947
CITIC Pacific Ltd. (China), Sr. Unsec’d. Notes, EMTN, RegS	6.875%		01/21/18	3,430	3,668,268
Citigroup, Inc., Jr. Sub. Notes	5.950	%(a)	12/31/49	51,035	51,162,587
Citigroup, Inc., Jr. Sub. Notes	6.125	%(a)	12/31/49	6,590	6,852,150
Citigroup, Inc., Sr. Unsec’d. Notes	1.306	%(a)	11/15/16	2,100	2,102,283
Citigroup, Inc., Sr. Unsec’d. Notes	3.300%		04/27/25	13,325	13,766,870
Citigroup, Inc., Sr. Unsec’d. Notes	3.400%		05/01/26	20,000	20,610,100
Citigroup, Inc., Sr. Unsec’d. Notes	3.700%		01/12/26	8,825	9,362,354
Citigroup, Inc., Sr. Unsec’d. Notes	4.500%		01/14/22	3,085	3,409,548
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	2,400	3,841,385
Citigroup, Inc., Sub. Notes(c)	4.000%		08/05/24	14,400	15,047,798
Citigroup, Inc., Sub. Notes(c)	4.050%		07/30/22	9,835	10,445,272
Citigroup, Inc., Sub. Notes	4.300%		11/20/26	5,900	6,186,351
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	2,525	2,684,206
Citigroup, Inc., Sub. Notes	4.450%		09/29/27	31,660	33,198,518
Citigroup, Inc., Sub. Notes	4.750%		05/18/46	9,260	9,730,778
Citizens Bank NA/Providence RI, Sr. Unsec’d. Notes, MTN	2.300%		12/03/18	5,760	5,834,448
Citizens Bank NA/Providence RI, Sr. Unsec’d. Notes, MTN	2.500%		03/14/19	5,770	5,867,121
Compass Bank, Sr. Unsec’d. Notes	1.850%		09/29/17	5,130	5,114,682
Credit Agricole SA (France), Jr. Sub. Notes, RegS	7.875	%(a)	12/31/49	1,000	990,000
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	2.750%		03/26/20	1,931	1,932,348
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes(c)	3.800%		09/15/22	4,800	4,885,762
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A	3.450%		04/16/21	5,519	5,619,462
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A	3.800%		06/09/23	17,170	17,420,837
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes, 144A	4.550%		04/17/26	4,315	4,554,193
Credit Suisse/New York NY (Switzerland), Sr. Unsec’d. Notes	1.700%		04/27/18	19,535	19,515,465

Credit Suisse/New York NY (Switzerland), Sr. Unsec’d. Notes, MTN	1.750%		01/29/18	7,365	7,375,149
Credit Suisse/New York NY (Switzerland), Sr. Unsec’d. Notes, MTN	3.625%		09/09/24	3,450	3,596,021
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	1.875%		02/13/18	18,380	18,283,321
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	14,765	14,750,427
Discover Bank, Sr. Unsec’d. Notes	2.000%		02/21/18	3,575	3,589,232
Discover Bank, Sr. Unsec’d. Notes	3.450%		07/27/26	6,775	6,825,392
Discover Bank, Sr. Unsec’d. Notes	4.200%		08/08/23	9,280	9,963,741
Discover Bank, Sr. Unsec’d. Notes	4.250%		03/13/26	675	721,094
Discover Bank, Sub. Notes	7.000%		04/15/20	6,980	7,941,055
Fifth Third Bank, Sr. Unsec’d. Notes	1.450%		02/28/18	7,900	7,937,375
Fifth Third Bank, Sr. Unsec’d. Notes	2.375%		04/25/19	1,105	1,130,370
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.300	%(a)	12/31/49	9,900	10,060,875
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(a)	12/31/49	17,210	17,473,399
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	2.550%		10/23/19	5,300	5,434,880
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.500%		01/23/25	19,430	20,223,832
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.625%		01/22/23	810	858,810
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	3.750%		02/25/26	8,495	8,984,066
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	16,755	19,494,543
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.150%		04/01/18	875	940,908
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	2,305	3,056,575
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	3.850%		07/08/24	5,040	5,410,223
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	4,505	4,879,257
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44	5,220	5,904,796
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	6.000%		06/15/20	4,520	5,172,141
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150%		05/22/45	12,425	13,623,553
Goldman Sachs Group, Inc. (The), Sub. Notes	6.750%		10/01/37	7,405	9,493,817
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	4.875%		01/14/22	450	498,447
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	5.100%		04/05/21	230	256,020
HSBC Holdings PLC (United Kingdom), Sub. Notes(c)	4.250%		03/14/24	7,185	7,485,182
ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A	7.250	%(a)	08/29/49	900	900,005
JPMorgan Chase & Co., Jr. Sub. Notes	5.300	%(a)	12/31/49	21,720	22,360,740
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(a)	04/29/49	5,885	6,120,400
JPMorgan Chase & Co., Sr. Unsec’d. Notes(d)	2.250%		01/23/20	22,900	23,352,710
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.550%		10/29/20	18,020	18,486,862
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.950%		10/01/26	19,630	19,820,431
JPMorgan Chase & Co., Sr. Unsec’d. Notes(d)	3.125%		01/23/25	20,770	21,340,780
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		01/25/23	8,265	8,647,967
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200%		06/15/26	17,100	17,650,517
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.250%		09/23/22	8,770	9,256,104
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.300%		04/01/26	30,910	32,138,487
JPMorgan Chase & Co., Sr. Unsec’d. Notes(c)	4.250%		10/15/20	5,160	5,613,352
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.350%		08/15/21	2,240	2,470,747
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.400%		07/22/20	2,400	2,629,061
JPMorgan Chase & Co., Sr. Unsec’d. Notes	4.500%		01/24/22	3,350	3,745,829
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.600%		07/15/41	830	1,075,507
JPMorgan Chase & Co., Sub. Notes(c)	3.375%		05/01/23	2,775	2,835,395
JPMorgan Chase & Co., Sub. Notes	3.875%		09/10/24	18,900	19,914,835
JPMorgan Chase & Co., Sub. Notes	4.950%		06/01/45	8,630	9,901,458
KeyBank NA, Sr. Unsec’d. Notes	1.650%		02/01/18	3,350	3,368,509
KeyBank NA, Sr. Unsec’d. Notes(d)	2.250%		03/16/20	13,730	13,945,877
KeyBank NA, Sr. Unsec’d. Notes	2.500%		12/15/19	5,750	5,917,664
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100%		03/24/21	560	635,247

Lloyds Bank PLC (United Kingdom), Gtd. Notes	3.500%		05/14/25	21,195	22,436,137
Lloyds Bank PLC (United Kingdom), Gtd. Notes	4.200%		03/28/17	1,975	2,018,156
Lloyds Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	5.800%		01/13/20	6,330	7,108,147
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900%		02/06/25	18,295	18,974,531
Mizuho Bank Ltd. (Japan), Gtd. Notes, 144A	1.850%		03/21/18	2,700	2,714,383
Morgan Stanley, Jr. Sub. Notes	5.450	%(a)	12/31/49	2,725	2,677,313
Morgan Stanley, Jr. Sub. Notes, Series J(c)	5.550	%(a)	12/31/49	4,810	4,870,125
Morgan Stanley, Sr. Unsec’d. Notes	1.875%		01/05/18	8,445	8,499,614
Morgan Stanley, Sr. Unsec’d. Notes	3.750%		02/25/23	6,575	7,024,868
Morgan Stanley, Sr. Unsec’d. Notes	5.750%		01/25/21	2,920	3,363,498
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.700%		10/23/24	5,000	5,283,005
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875%		01/27/26	17,100	18,251,617
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.450%		01/09/17	1,635	1,665,002
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	5.500%		07/28/21	5,485	6,280,336
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	6.625%		04/01/18	3,200	3,466,752
Morgan Stanley, Sr. Unsec’d. Notes, MTN	3.125%		07/27/26	29,095	29,302,215
Morgan Stanley, Sr. Unsec’d. Notes, MTN	4.300%		01/27/45	7,500	8,112,068
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.625%		09/23/19	2,530	2,819,235
Morgan Stanley, Sr. Unsec’d. Notes, MTN	5.750%		10/18/16	1,800	1,818,337
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.250%		08/28/17	4,640	4,877,568
Morgan Stanley, Sr. Unsec’d. Notes, MTN	6.375%		07/24/42	2,360	3,261,973
Morgan Stanley, Sub. Notes, GMTN	4.350%		09/08/26	15,545	16,549,067
Morgan Stanley, Sub. Notes, MTN	3.950%		04/23/27	16,340	16,878,991
MUFG Americas Holdings Corp., Sr. Unsec’d. Notes	2.250%		02/10/20	16,675	16,851,505
Northern Trust Corp., Sub. Notes	3.950%		10/30/25	3,010	3,378,295
Oesterreichische Kontrollbank AG (Austria), Gov’t. Gtd. Notes	0.750%		12/15/16	2,000	2,000,400
People’s United Bank, Sub. Notes	4.000%		07/15/24	1,750	1,795,633
PNC Bank NA, Sr. Unsec’d. Notes	2.950%		02/23/25	21,370	22,440,680
PNC Bank NA, Sr. Unsec’d. Notes, MTN	3.250%		06/01/25	975	1,044,150
PNC Bank NA, Sub. Notes(c)	2.950%		01/30/23	10,835	11,213,011
PNC Bank NA, Sub. Notes	4.200%		11/01/25	1,450	1,652,964
PNC Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	2.854%		11/09/22	1,600	1,643,883
PNC Financial Services Group, Inc. (The), Sub. Notes	3.900%		04/29/24	2,715	2,952,375
Santander Bank NA, Sr. Unsec’d. Notes	2.000%		01/12/18	8,825	8,840,144
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	2.875%		10/16/20	8,520	8,593,800
Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes(c)	2.375%		03/16/20	21,490	21,684,871
State Street Corp., Jr. Sub. Notes	4.956%		03/15/18	1,375	1,442,537
State Street Corp., Jr. Sub. Notes	5.250	%(a)	12/31/49	13,075	13,728,750
State Street Corp., Sr. Unsec’d. Notes	3.300%		12/16/24	10,830	11,738,789
State Street Corp., Sr. Unsec’d. Notes	3.700%		11/20/23	5,105	5,669,455
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes, GMTN	2.250%		07/11/19	2,560	2,602,435
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/10/19	1,225	1,250,802
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450%		01/16/20	10,750	10,992,789
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000%		01/18/23	5,125	5,309,818
SunTrust Bank, Sr. Unsec’d. Notes	2.750%		05/01/23	3,675	3,769,653
SunTrust Bank, Inc., Sr. Unsec’d. Notes	2.500%		05/01/19	7,830	8,010,638
UBS AG (Switzerland), Sr. Unsec’d. Notes, GMTN	1.800%		03/26/18	13,675	13,764,161
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%		09/24/25	12,500	13,194,813
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125%		04/15/26	13,885	14,680,749
US Bancorp, Sub. Notes, MTN	2.950%		07/15/22	1,750	1,834,396

US Bancorp, Sub. Notes, MTN	3.600%		09/11/24		12,170	13,231,626
Wells Fargo & Co., Jr. Sub. Notes	7.980	%(a)	03/29/49		2,400	2,547,000
Wells Fargo & Co., Sr. Unsec’d. Notes	2.500%		03/04/21		6,960	7,140,445
Wells Fargo & Co., Sr. Unsec’d. Notes(d)	3.000%		04/22/26		17,540	18,017,070
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	3.000%		02/19/25		12,000	12,392,496
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(c)	3.300%		09/09/24		6,650	7,032,235
Wells Fargo & Co., Sub. Notes	4.480%		01/16/24		4,360	4,838,144
Wells Fargo & Co., Sub. Notes, GMTN	4.900%		11/17/45		11,940	13,531,184
Wells Fargo & Co., Sub. Notes, MTN	4.100%		06/03/26		4,790	5,179,528
Wells Fargo & Co., Sub. Notes, MTN	4.125%		08/15/23		14,485	15,719,933

						1,612,454,235

Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700%		02/01/36		25,475	29,528,582
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.900%		02/01/46		6,785	8,264,937
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.000%		11/15/39		1,880	3,023,331
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%		01/15/39		450	732,774
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, RegS	4.750%		10/01/18		4,300	4,446,312
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%		10/01/18		1,275	1,318,383
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%		01/01/20		11,450	12,008,188
Embotelladora Andina SA (Chile), Sr. Unsec’d. Notes, 144A	5.000%		10/01/23		1,935	2,136,091

						61,458,598

Biotechnology — 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	4.400%		05/01/45		8,425	9,182,062
Amgen, Inc., Sr. Unsec’d. Notes, 144A	4.563%		06/15/48		2,594	2,833,172
Amgen, Inc., Sr. Unsec’d. Notes, 144A	4.663%		06/15/51		18,075	19,436,753
Celgene Corp., Sr. Unsec’d. Notes(c)	3.250%		08/15/22		7,529	7,899,299
Gilead Sciences, Inc., Sr. Unsec’d. Notes	3.500%		02/01/25		6,730	7,253,069
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800%		04/01/44		5,160	6,037,824

						52,642,179

Building Materials — 0.7%
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, RegS	5.250%		04/01/21	EUR	800	931,647
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, RegS(c)	9.375%		10/12/22		8,572	9,461,345
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.375%		10/12/22		16,920	18,675,450
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	4.750%		01/11/22	EUR	2,450	2,769,244
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	7.750%		04/16/26		3,000	3,330,000
Dry Mix Solutions Investissements (France), Sec’d. Notes, 144A	5.500%		03/15/23	EUR	7,700	8,737,772
Fortune Brands Home & Security, Inc., Sr. Unsec’d. Notes	4.000%		06/15/25		23,420	24,962,254
Griffon Corp., Gtd. Notes	5.250%		03/01/22		6,400	6,408,000
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250%		07/02/24		2,300	2,453,449
Owens Corning, Inc., Gtd. Notes	4.200%		12/15/22		1,625	1,731,402
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A (original cost $24,962,188; purchased 10/27/14-05/07/15)(e)(f)	5.375%		11/15/24		24,350	25,537,062
US Concrete, Inc., Gtd. Notes, 144A	6.375%		06/01/24		4,000	4,101,360

						109,098,985

Chemicals — 1.0%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%		03/15/35		1,900	1,878,530
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%		06/01/43		3,370	3,623,943

Agrium, Inc. (Canada), Sr. Unsec’d. Notes	5.250%	01/15/45	4,285	4,785,081
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%	01/15/41	1,730	2,112,560
Ashland, Inc., Gtd. Notes	6.875%	05/15/43	10,850	11,718,000
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holdings BV, Gtd. Notes, 144A	7.375%	05/01/21	24,800	26,226,000
Axiall Corp., Gtd. Notes	4.875%	05/15/23	5,705	5,865,453
CF Industries, Inc., Gtd. Notes	4.950%	06/01/43	3,565	3,371,349
CF Industries, Inc., Gtd. Notes	5.375%	03/15/44	6,640	6,553,746
CF Industries, Inc., Gtd. Notes	6.875%	05/01/18	240	260,057
CF Industries, Inc., Gtd. Notes	7.125%	05/01/20	195	226,147
Dow Chemical Co. (The), Sr. Unsec’d. Notes(c)	3.000%	11/15/22	3,675	3,815,837
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.125%	11/15/21	5,320	5,843,648
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%	11/15/20	1,549	1,690,947
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%	10/01/44	2,160	2,338,626
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%	11/15/41	2,235	2,529,542
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%	05/15/39	330	536,105
Eastman Chemical Co., Sr. Unsec’d. Notes	2.700%	01/15/20	10,010	10,328,268
Eastman Chemical Co., Sr. Unsec’d. Notes	3.800%	03/15/25	12,945	13,728,483
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650%	10/15/44	2,120	2,225,631
Ecolab, Inc., Sr. Unsec’d. Notes	2.250%	01/12/20	5,125	5,250,762
LYB International Finance BV, Gtd. Notes	4.000%	07/15/23	3,000	3,276,567
LYB International Finance BV, Gtd. Notes	4.875%	03/15/44	11,260	12,373,074
Lyondellbasell Industries NV, Sr. Unsec’d. Notes	4.625%	02/26/55	3,600	3,594,856
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.000%	04/15/19	3,575	3,873,148
Lyondellbasell Industries NV, Sr. Unsec’d. Notes	5.750%	04/15/24	1,000	1,196,354
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%	11/15/21	9,954	11,686,832
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	4.875%	09/19/22	1,000	1,080,000
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%	11/15/33	1,040	1,168,191
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625%	11/15/43	3,455	3,871,445
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.000%	05/01/25	4,040	4,100,600
Union Carbide Corp., Sr. Unsec’d. Notes	7.500%	06/01/25	850	1,054,318

				162,184,100

Commercial Services — 0.8%
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%	07/15/22	3,425	3,613,375
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes, 144A(c)	6.375%	04/01/24	6,700	6,817,250
California Institute of Technology, Sr. Unsec’d. Notes	4.700%	11/01/2111	1,130	1,282,599
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,279,642; purchased 03/12/12)(e)(f)	2.750%	03/15/17	1,280	1,291,823
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $19,067,636; purchased 05/23/16)(f)	3.300%	12/01/26	19,130	19,741,069
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $17,500,587; purchased 11/02/15-11/03/15)(e)(f)	3.800%	11/01/25	17,535	18,835,220
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $3,677,146; purchased 02/10/15)(e)(f)	4.500%	02/15/45	3,720	4,062,035
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $269,528; purchased 04/24/06)(e)(f)	6.200%	11/01/16	270	273,393
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $967,253; purchased 05/30/13)(e)(f)	6.700%	06/01/34	810	1,087,455
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $5,100,644; purchased 10/26/11-05/14/13)(e)(f)	7.000%	10/15/37	4,090	5,691,812
Hertz Corp. (The), Gtd. Notes(c)	6.750%	04/15/19	1,850	1,882,375
Massachusetts Institute of Technology, Unsec’d. Notes	3.885%	07/01/2116	5,800	6,017,007
Massachusetts Institute of Technology, Unsec’d. Notes	5.600%	07/01/2111	942	1,381,608
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	8.600%	08/15/16	1,800	1,800,000

Safway Group Holding LLC/Safway Finance Corp., Sec’d. Notes, 144A	7.000%	05/15/18	1,000	1,018,750
Service Corp. International, Sr. Unsec’d. Notes	5.375%	05/15/24	8,650	9,233,875
Total System Services, Inc., Sr. Unsec’d. Notes	4.800%	04/01/26	4,600	5,110,347
United Rentals North America, Inc., Gtd. Notes(c)	5.500%	07/15/25	2,375	2,441,524
United Rentals North America, Inc., Gtd. Notes(c)	5.875%	09/15/26	9,575	9,946,031
United Rentals North America, Inc., Gtd. Notes(c)	6.125%	06/15/23	5,346	5,596,594
United Rentals North America, Inc., Gtd. Notes(c)	7.375%	05/15/20	642	666,974
United Rentals North America, Inc., Gtd. Notes	7.625%	04/15/22	19,000	20,295,420

				128,086,536

Computers — 0.9%
Apple, Inc., Sr. Unsec’d. Notes(d)	2.150%	02/09/22	29,210	29,900,437
Apple, Inc., Sr. Unsec’d. Notes	2.850%	05/06/21	400	422,912
Apple, Inc., Sr. Unsec’d. Notes	3.200%	05/13/25	9,795	10,462,382
Apple, Inc., Sr. Unsec’d. Notes	3.250%	02/23/26	11,565	12,371,347
Apple, Inc., Sr. Unsec’d. Notes	4.650%	02/23/46	2,025	2,310,906
Denali International LLC/Denali Finance Corp., Sr. Sec’d. Notes, 144A	5.625%	10/15/20	13,000	13,634,400
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480%	06/01/19	9,135	9,396,489
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420%	06/15/21	7,765	8,113,928
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	6.020%	06/15/26	6,740	7,220,670
EMC Corp., Sr. Unsec’d. Notes	2.650%	06/01/20	5,000	4,943,155
EMC Corp., Sr. Unsec’d. Notes(c)	3.375%	06/01/23	4,650	4,429,785
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.450%	10/05/17	40,825	41,320,371
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes, 144A	2.850%	10/05/18	6,395	6,545,359

				151,072,141

Cosmetics/Personal Care
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A (original cost $1,292,670; purchased 05/31/13)(e)(f)	4.625%	05/15/21	1,325	1,300,156

Distribution/Wholesale
WW Grainger, Inc., Sr. Unsec’d. Notes	4.600%	06/15/45	3,040	3,664,316

Diversified Financial Services — 1.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes(c)	4.625%	07/01/22	3,650	3,920,392
Ally Financial, Inc., Gtd. Notes	2.750%	01/30/17	1,000	1,005,000
Ally Financial, Inc., Gtd. Notes	3.500%	01/27/19	5,600	5,656,000
Ally Financial, Inc., Gtd. Notes	6.250%	12/01/17	8,400	8,818,320
Ally Financial, Inc., Gtd. Notes(c)	8.000%	03/15/20	2,892	3,318,570
Ally Financial, Inc., Sr. Unsec’d. Notes(c)	3.750%	11/18/19	11,000	11,178,750
American Express Co., Sr. Unsec’d. Notes	2.650%	12/02/22	5,477	5,601,826
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.375%	05/26/20	26,300	26,979,645
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950%	02/28/22	7,201	7,291,244
Capital One Bank USA NA, Sr. Unsec’d. Notes	2.300%	06/05/19	4,075	4,137,185
Capital One Bank USA NA, Sub. Notes	3.375%	02/15/23	7,900	8,146,693
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	3.450%	02/13/26	8,855	9,540,129
CIT Group, Inc., Sr. Unsec’d. Notes	4.250%	08/15/17	1,200	1,223,100
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%	05/15/17	5,627	5,747,868
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%	08/15/22	3,650	3,841,625
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	5.500%	02/15/19	11,000	11,660,000
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	6.625%	04/01/18	5,000	5,312,500
Discover Financial Services, Sr. Unsec’d. Notes	3.750%	03/04/25	11,835	12,104,909

GE Capital International Funding Co. Unlimited Co., Gtd. Notes	2.342%		11/15/20		11,273	11,688,534
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.418%		11/15/35		12,587	14,508,066
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A(e)	3.290%		10/10/19		1,642	1,628,024
HSBC Finance Corp., Sub. Notes	6.676%		01/15/21		145	164,594
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	7.125%		09/01/18		1,900	2,104,250
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%		05/15/19		700	767,375
International Lease Finance Corp., Sr. Unsec’d. Notes	8.750%		03/15/17		18,530	19,317,525
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%		01/20/43		1,425	1,476,336
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(g)	6.875	%(a)	05/02/18		745	53,081
Navient Corp., Sr. Unsec’d. Notes, MTN	4.625%		09/25/17		11,150	11,345,125
Navient Corp., Sr. Unsec’d. Notes, MTN	6.000%		01/25/17		1,250	1,272,500
Navient Corp., Sr. Unsec’d. Notes, MTN	8.450%		06/15/18		5,400	5,865,750
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%		09/13/16		4,210	4,215,940
Preferred Term Securities X Ltd./Preferred Term Securities X, Inc. (Cayman Islands), Sr. Sec’d. Notes, 144A(e)	1.360	%(a)	07/03/33		107	92,772
Springleaf Finance Corp., Gtd. Notes, MTN	6.900%		12/15/17		500	527,760
Synchrony Financial, Sr. Unsec’d. Notes	2.600%		01/15/19		10,665	10,802,099
Synchrony Financial, Sr. Unsec’d. Notes	2.700%		02/03/20		16,094	16,300,550
Worldpay Finance PLC (United Kingdom), Gtd. Notes, RegS	3.750%		11/15/22	EUR	4,000	4,673,263

						242,287,300

Electric — 2.8%
AES Corp. (The), Sr. Unsec’d. Notes(c)	5.500%		04/15/25		25,000	25,593,750
American Electric Power Co., Inc., Sr. Unsec’d. Notes	2.950%		12/15/22		1,600	1,669,650
Appalachian Power Co., Sr. Unsec’d. Notes	3.400%		06/01/25		15,645	16,786,569
Calpine Corp., Sr. Sec’d. Notes, 144A	7.875%		01/15/23		24,884	26,314,830
Calpine Corp., Sr. Unsec’d. Notes(c)	5.375%		01/15/23		1,600	1,596,000
Calpine Corp., Sr. Unsec’d. Notes	5.750%		01/15/25		1,675	1,672,906
Commonwealth Edison Co., First Mortgage Bonds	3.700%		03/01/45		2,665	2,817,187
Commonwealth Edison Co., First Mortgage Bonds	4.350%		11/15/45		2,780	3,260,323
Commonwealth Edison Co., First Mortgage Bonds	6.450%		01/15/38		690	996,527
Consolidated Edison Co. of New York, Inc, Sr. Unsec’d. Notes	3.850%		06/15/46		7,580	8,159,779
Dominion Resources, Inc., Jr. Sub. Notes	2.962%		07/01/19		4,305	4,420,718
Dominion Resources, Inc., Jr. Sub. Notes	4.104%		04/01/21		33,540	35,857,849
DPL, Inc., Sr. Unsec’d. Notes	6.750%		10/01/19		2,875	2,853,438
DPL, Inc., Sr. Unsec’d. Notes	7.250%		10/15/21		13,975	13,555,750
Duke Energy Carolinas LLC, First Mortgage Bonds	4.250%		12/15/41		6,000	6,894,222
Duke Energy Carolinas LLC, First Ref. Mortgage	2.500%		03/15/23		16,945	17,626,782
Duke Energy Carolinas LLC, First Ref. Mortgage	3.750%		06/01/45		3,045	3,308,210
Duke Energy Carolinas LLC, First Ref. Mortgage	4.000%		09/30/42		1,025	1,132,214
Duke Energy Progress LLC, First Mortgage Bonds	4.100%		03/15/43		2,410	2,693,602
Dynegy, Inc., Gtd. Notes	6.750%		11/01/19		20,925	21,317,344
Dynegy, Inc., Gtd. Notes	7.375%		11/01/22		25,315	24,808,700
El Paso Electric Co., Sr. Unsec’d. Notes	6.000%		05/15/35		750	930,730
Electricite De France SA (France), Sr. Unsec’d. Notes, 144A(d)	2.350%		10/13/20		28,225	29,027,098
Emera US Finance LP (Canada), Gtd. Notes, 144A	3.550%		06/15/26		4,160	4,366,956
Emera US Finance LP (Canada), Gtd. Notes, 144A	4.750%		06/15/46		12,470	13,733,223
Entergy Arkansas, Inc., First Mortgage Bonds	3.050%		06/01/23		1,200	1,256,291
Entergy Corp., Sr. Unsec’d. Notes	4.000%		07/15/22		9,860	10,694,353
Entergy Corp., Sr. Unsec’d. Notes	4.700%		01/15/17		2,475	2,506,022
Entergy Mississippi, Inc., First Mortgage Bonds	2.850%		06/01/28		3,010	3,113,625
Eversource Energy, Sr. Unsec’d. Notes	3.150%		01/15/25		5,370	5,627,266
Exelon Corp., Sr. Unsec’d. Notes	3.400%		04/15/26		8,360	8,800,371

Exelon Generation Co. LLC, Sr. Unsec’d. Notes	2.950%	01/15/20		21,135	21,731,345
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.200%	10/01/17		750	789,393
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250%	10/01/39		800	921,484
FirstEnergy Corp., Sr. Unsec’d. Notes	7.375%	11/15/31		2,310	2,981,679
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44		1,175	1,337,669
Georgia Power Co., Sr. Unsec’d. Notes	4.750%	09/01/40		1,050	1,224,873
Iberdrola International BV (Spain), Gtd. Notes	6.750%	09/15/33		15	18,073
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Series J	3.200%	03/15/23		475	496,013
Nevada Power Co., General Ref. Mortgage	5.375%	09/15/40		500	627,063
NiSource Finance Corp., Gtd. Notes	4.800%	02/15/44		3,865	4,538,654
NiSource Finance Corp., Gtd. Notes	5.450%	09/15/20		355	399,628
NRG Energy, Inc., Gtd. Notes	6.250%	07/15/22		5,882	5,911,410
NRG Energy, Inc., Gtd. Notes(c)	6.625%	03/15/23		4,319	4,353,552
NRG Energy, Inc., Gtd. Notes	7.875%	05/15/21		5,375	5,576,562
NRG Energy, Inc., Gtd. Notes	8.250%	09/01/20		6,770	6,988,502
NRG Energy, Inc., Gtd. Notes, 144A	6.625%	01/15/27		4,800	4,746,000
NRG Energy, Inc., Gtd. Notes, 144A(c)	7.250%	05/15/26		14,550	14,931,937
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950%	04/01/25		5,995	6,311,122
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	6.800%	09/01/18		545	602,545
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500%	06/15/25		8,380	9,174,131
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.250%	03/15/46		6,900	7,897,643
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.300%	03/15/45		2,865	3,306,992
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.450%	04/15/42		1,800	2,072,403
PacifiCorp, First Mortgage Bonds	3.350%	07/01/25		9,960	10,906,698
PECO Energy Co., First Ref. Mortgage	4.800%	10/15/43		6,449	8,078,933
Progress Energy, Inc., Sr. Unsec’d. Notes	3.150%	04/01/22		4,000	4,170,948
PSEG Power LLC, Gtd. Notes	3.000%	06/15/21		13,325	13,758,929
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650%	09/01/42		1,990	2,151,485
Puget Sound Energy, Inc., Sr. Sec’d. Notes	4.434%	11/15/41		2,550	2,945,706
Southern California Edison Co., First Mortgage Bonds	2.400%	02/01/22		5,165	5,332,077
Southern Power Co., Sr. Unsec’d. Notes	5.150%	09/15/41		725	819,606

					458,495,340

Electronics — 0.2%
Fortive Corp., Gtd. Notes, 144A	3.150%	06/15/26		4,515	4,776,707
Honeywell International, Inc., Sr. Unsec’d. Notes	0.650%	02/21/20	EUR	10,800	12,305,601
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700%	09/15/22		2,900	2,965,250
Jabil Circuit, Inc., Sr. Unsec’d. Notes	5.625%	12/15/20		4,700	5,033,700

					25,081,258

Engineering & Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, RegS (original cost $875,000; purchased 09/24/14)(e)(f)	7.125%	06/26/42		800	266,000
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $403,750; purchased 06/24/15)(e)(f)	4.375%	04/25/25		500	160,000
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $2,763,000; purchased 06/19/14-07/07/14)(e)(f)	5.250%	06/27/29		2,775	804,750
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $3,278,701; purchased 10/22/12)(e)(f)	7.125%	06/26/42		2,820	937,650

					2,168,400

Entertainment — 0.5%
AMC Entertainment, Inc., Gtd. Notes	5.875%	02/15/22		2,525	2,581,812
Carmike Cinemas, Inc., Sec’d. Notes, 144A	6.000%	06/15/23		9,700	10,160,750
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23		24,089	24,570,780
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22		5,350	5,523,875
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, RegS	7.000%	08/28/20	GBP	13,000	18,181,247
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(c)	4.875%	11/01/20		6,000	6,345,720

GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(c)	5.375%		11/01/23		8,650	9,277,125
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $5,118,750; purchased 09/22/14)(e)(f)	5.000%		08/01/18		5,000	5,075,000
Scientific Games International, Inc., Gtd. Notes	10.000%		12/01/22		9,000	7,998,750

						89,715,059

Environmental Control
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%		12/01/20		6,000	6,217,500

Food — 1.1%
Bertin SA/Bertin Finance Ltd. (Brazil), Gtd. Notes, 144A	10.250%		10/05/16		360	364,050
ESAL GmbH (Brazil), Gtd. Notes, 144A	6.250%		02/05/23		400	392,000
JBS Investments GmbH (Brazil), Gtd. Notes, 144A	7.750%		10/28/20		6,730	7,133,800
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,385,675; purchased 12/07/11-12/08/11)(e)(f)	7.250%		06/01/21		2,580	2,663,850
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $12,130,608; purchased 01/25/12-06/10/15)(e)(f)	8.250%		02/01/20		11,485	11,915,688
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $10,831,500; purchased 05/20/15-02/10/16)(e)(f)	5.750%		06/15/25		11,575	11,285,625
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $9,626,630; purchased 07/31/14-01/28/16)(c)(e)(f)	5.875%		07/15/24		11,544	11,486,280
JM Smucker Co. (The), Gtd. Notes	3.000%		03/15/22		11,465	12,092,158
Koninklijke Ahold Delhaize NV (Netherlands), Gtd. Notes	5.700%		10/01/40		750	923,618
Kraft Heinz Foods Co., Gtd. Notes, 144A	3.000%		06/01/26		22,205	22,703,258
Kraft Heinz Foods Co., Gtd. Notes, 144A	4.375%		06/01/46		5,005	5,444,824
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000%		07/15/35		6,940	8,228,626
Kraft Heinz Foods Co., Gtd. Notes	6.125%		08/23/18		495	541,453
Kraft Heinz Foods Co., Gtd. Notes	6.500%		02/09/40		1,910	2,603,397
Kroger Co. (The), Sr. Unsec’d. Notes	2.950%		11/01/21		18,925	20,004,198
Kroger Co. (The), Sr. Unsec’d. Notes	3.300%		01/15/21		9,215	9,850,927
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%		02/10/22		2,270	2,502,675
Picard Groupe SA (France), Sr. Sec’d. Notes, 144A	4.250	%(a)	08/01/19	EUR	3,076	3,445,628
Sigma Alimentos SA de CV (Mexico), Gtd. Notes, RegS	5.625%		04/14/18		2,750	2,915,000
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%		08/15/22		3,425	3,622,657
Sysco Corp., Gtd. Notes	4.500%		04/01/46		3,655	4,079,269
Tyson Foods, Inc., Gtd. Notes	5.150%		08/15/44		2,615	3,156,522
Wm Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	2.400%		10/21/18		9,205	9,389,560
Wm Wrigley Jr. Co., Sr. Unsec’d. Notes, 144A	3.375%		10/21/20		16,067	17,150,607

						173,895,670

Food Service
ARAMARK Services, Inc., Gtd. Notes	5.750%		03/15/20		900	927,000

Forest Products & Paper — 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes(e)	7.375%		12/01/25		3,697	4,957,015
International Paper Co., Sr. Unsec’d. Notes	3.650%		06/15/24		2,250	2,390,373
International Paper Co., Sr. Unsec’d. Notes	4.800%		06/15/44		6,940	7,523,806
International Paper Co., Sr. Unsec’d. Notes	5.000%		09/15/35		6,990	7,926,136
International Paper Co., Sr. Unsec’d. Notes	5.150%		05/15/46		3,605	4,165,657
International Paper Co., Sr. Unsec’d. Notes	6.000%		11/15/41		2,290	2,757,309
International Paper Co., Sr. Unsec’d. Notes	7.300%		11/15/39		1,320	1,787,906
International Paper Co., Sr. Unsec’d. Notes	9.375%		05/15/19		2,225	2,642,497

						34,150,699

Gas — 0.2%
Amerigas Partners LP/Amerigas Finance Corp., Sr. Unsec’d. Notes	5.625%	05/20/24	6,875	7,115,625
Amerigas Partners LP/Amerigas Finance Corp., Sr. Unsec’d. Notes	5.875%	08/20/26	6,875	7,201,563
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%	01/15/41	1,130	1,344,289
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	250	277,010
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A (original cost $6,877,471; purchased 07/22/14-06/16/15)(e)(f)	6.375%	03/30/38	6,691	6,841,565
Sempra Energy, Sr. Unsec’d. Notes	2.300%	04/01/17	2,060	2,075,285
Sempra Energy, Sr. Unsec’d. Notes	2.400%	03/15/20	9,090	9,281,635
Southern Co. Gas Capital Corp., Gtd. Notes	4.400%	06/01/43	2,700	2,878,451

				37,015,423

Healthcare-Products — 0.5%
Abbott Laboratories, Sr. Unsec’d. Notes(c)	2.950%	03/15/25	3,032	3,142,665
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.734%	12/15/24	8,655	9,416,052
Boston Scientific Corp., Sr. Unsec’d. Notes	2.850%	05/15/20	7,185	7,430,339
ConvaTec Finance International SA (Luxembourg), Gtd. Notes, PIK, 144A	8.250%	01/15/19	6,500	6,532,500
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	18,525	20,286,653
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	9,636	11,097,184
Medtronic, Inc., Gtd. Notes	4.625%	03/15/45	4,220	5,162,613
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.000%	04/01/18	10,880	10,944,986
Zimmer Biomet Holdings, Inc., Sr. Unsec’d. Notes	2.700%	04/01/20	7,750	7,913,525

				81,926,517

Healthcare-Services — 2.2%
Aetna, Inc., Sr. Unsec’d. Notes	3.200%	06/15/26	34,085	34,943,431
Aetna, Inc., Sr. Unsec’d. Notes	3.500%	11/15/24	13,900	14,858,975
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	11/15/42	1,775	1,862,371
Aetna, Inc., Sr. Unsec’d. Notes	4.500%	05/15/42	1,150	1,277,382
Aetna, Inc., Sr. Unsec’d. Notes	6.750%	12/15/37	5,365	7,458,337
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	1,855	2,049,747
Baylor Scott & White Holdings, Unsec’d. Notes	4.185%	11/15/45	5,750	6,499,231
CHS/Community Health Systems, Inc., Gtd. Notes(c)	6.875%	02/01/22	15,211	13,081,460
CHS/Community Health Systems, Inc., Gtd. Notes(c)	7.125%	07/15/20	10,350	9,412,083
CHS/Community Health Systems, Inc., Gtd. Notes(c)	8.000%	11/15/19	9,127	8,773,329
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%	08/15/18	522	528,199
Cigna Corp., Sr. Unsec’d. Notes(d)	3.250%	04/15/25	23,430	24,429,407
Cigna Corp., Sr. Unsec’d. Notes	4.000%	02/15/22	1,000	1,077,941
Cigna Corp., Sr. Unsec’d. Notes	5.375%	03/15/17	965	984,538
Cigna Corp., Sr. Unsec’d. Notes	5.375%	02/15/42	2,225	2,736,109
Cigna Corp., Sr. Unsec’d. Notes	5.875%	03/15/41	905	1,147,863
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.450%	06/15/21	500	568,199
Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.950%	03/15/17	1,775	1,826,276
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	15,650	16,520,453
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	6.500%	09/15/18	2,400	2,617,440
HCA Holdings, Inc., Sr. Unsec’d. Notes	6.250%	02/15/21	2,500	2,709,375
HCA, Inc., Gtd. Notes	5.375%	02/01/25	16,000	16,650,080
HCA, Inc., Gtd. Notes(c)	5.875%	02/15/26	5,600	5,992,000
HCA, Inc., Gtd. Notes	7.500%	02/15/22	4,250	4,823,750
HCA, Inc., Gtd. Notes	8.000%	10/01/18	2,475	2,765,812
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	5,125	5,330,000
HCA, Inc., Sr. Sec’d. Notes	5.000%	03/15/24	2,250	2,362,500
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	10,000	10,668,750

HealthSouth Corp., Gtd. Notes	5.125%	03/15/23		2,250	2,261,250
HealthSouth Corp., Gtd. Notes	5.750%	11/01/24		10,300	10,686,250
Humana, Inc., Sr. Unsec’d. Notes	2.625%	10/01/19		3,375	3,470,938
Kindred Healthcare, Inc., Gtd. Notes	8.000%	01/15/20		8,575	8,767,937
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.625%	02/01/20		1,970	2,020,304
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22		9,220	9,544,553
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes(c)	4.625%	11/15/20		6,355	6,943,397
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52		675	753,808
New York Presbyterian Hospital (The), Unsec’d. Notes	4.024%	08/01/45		4,350	4,825,881
New York Presbyterian Hospital (The), Unsec’d. Notes	4.763%	08/01/2116		4,800	5,353,238
NYU Hospitals Center, Unsec’d. Notes	4.784%	07/01/44		6,375	7,459,050
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	2.500%	03/30/20		9,855	10,080,266
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.450%	06/01/26		5,425	5,656,685
Quest Diagnostics, Inc., Sr. Unsec’d. Notes(c)	3.500%	03/30/25		13,980	14,667,970
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350%	09/30/24		1,390	1,519,498
Select Medical Corp., Gtd. Notes	6.375%	06/01/21		12,000	11,872,560
Tenet Healthcare Corp., Sr. Unsec’d. Notes	5.500%	03/01/19		9,600	9,360,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%	02/01/20		11,653	11,653,000
Texas Health Resources, Sec’d. Notes	4.330%	11/15/55		3,450	3,969,553
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42		625	689,105
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.375%	03/15/42		3,380	3,918,343
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(d)	4.625%	07/15/35		11,315	13,450,887
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	4.625%	11/15/41		1,725	2,052,529
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.700%	10/15/40		185	247,320
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.800%	03/15/36		130	176,091
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	5.950%	02/15/41		490	683,331
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	6.625%	11/15/37		475	691,652

					356,730,434

Holding Companies - Diversified
Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $3,561,250; purchased 08/04/14)(e)(f)	7.500%	08/15/19		3,500	3,447,500
CeramTec Group GmbH (Germany), Gtd. Notes, RegS	8.250%	08/15/21	EUR	2,000	2,375,762
CeramTec Group GmbH (Germany), Gtd. Notes, 144A	8.250%	08/15/21	EUR	500	593,940

					6,417,202

Home Builders — 0.6%
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500%	12/15/20		3,000	3,060,000
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125%	07/01/22		16,000	15,840,000
CalAtlantic Group, Inc., Gtd. Notes	5.875%	11/15/24		5,000	5,337,500
CalAtlantic Group, Inc., Gtd. Notes	6.250%	12/15/21		12,500	13,562,500
CalAtlantic Group, Inc., Gtd. Notes	8.375%	05/15/18		11,798	12,977,800
PulteGroup, Inc., Gtd. Notes	5.500%	03/01/26		13,500	14,078,610
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%	04/15/21		12,605	12,825,587
William Lyon Homes, Inc., Gtd. Notes	7.000%	08/15/22		18,000	18,180,000
William Lyon Homes, Inc., Gtd. Notes	8.500%	11/15/20		5,945	6,257,113

					102,119,110

Housewares — 0.1%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200%	04/01/26		2,075	2,266,985
Newell Brands, Inc., Sr. Unsec’d. Notes	5.500%	04/01/46		8,490	10,569,957

					12,836,942

Insurance — 1.5%
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	5.500%		11/15/20	240	264,648
Allied World Assurance Co. Holdings Ltd., Gtd. Notes	7.500%		08/01/16	890	890,000
American International Group, Inc., Sr. Unsec’d. Notes	3.900%		04/01/26	27,135	28,451,237
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44	6,135	6,221,939
American International Group, Inc., Sr. Unsec’d. Notes	4.800%		07/10/45	2,000	2,122,128
American International Group, Inc., Sr. Unsec’d. Notes	4.875%		06/01/22	280	313,991
Arch Capital Group US, Inc., Gtd. Notes	5.144%		11/01/43	2,250	2,534,220
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	2.750%		03/15/23	14,030	14,641,105
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	4.500%		02/11/43	4,290	5,093,457
Chubb Corp. (The), Gtd. Notes	6.375	%(a)	04/15/37	650	585,195
Chubb INA Holdings, Inc., Gtd. Notes	3.150%		03/15/25	7,260	7,729,199
Chubb INA Holdings, Inc., Gtd. Notes	3.350%		05/03/26	7,000	7,550,795
Chubb INA Holdings, Inc., Gtd. Notes	4.350%		11/03/45	1,160	1,373,316
CNA Financial Corp., Sr. Unsec’d. Notes	4.500%		03/01/26	12,000	13,008,480
Endurance Specialty Holdings Ltd., Sr. Unsec’d. Notes	7.000%		07/15/34	525	634,890
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	4.300%		04/15/43	480	489,747
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.125%		04/15/22	1,200	1,371,916
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.950%		10/15/36	755	934,513
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	6.100%		10/01/41	995	1,243,534
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%		08/01/44	6,650	7,016,368
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%		05/01/22	1,325	1,481,324
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000%		06/01/21	350	389,814
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42	5,155	6,446,987
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.500%		03/15/35	9,290	11,761,196
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37	4,015	4,886,713
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40	9,450	12,231,097
Lincoln National Corp., Sr. Unsec’d. Notes	8.750%		07/01/19	800	943,487
Markel Corp., Sr. Unsec’d. Notes	4.900%		07/01/22	2,750	3,049,151
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43	300	326,539
Markel Corp., Sr. Unsec’d. Notes	5.000%		04/05/46	5,955	6,500,335
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	8.875%		06/01/39	550	880,228
MetLife, Inc., Sr. Unsec’d. Notes	4.368%		09/15/23	450	501,329
MetLife, Inc., Sr. Unsec’d. Notes	4.875%		11/13/43	3,615	4,076,440
MetLife, Inc., Sr. Unsec’d. Notes	5.700%		06/15/35	975	1,202,589
MetLife, Inc., Sr. Unsec’d. Notes	7.717%		02/15/19	2,750	3,178,488
New York Life Global Funding, Sec’d. Notes, 144A	1.950%		02/11/20	13,080	13,265,030
Nippon Life Insurance Co. (Japan), Sub. Notes, 144A	5.100	%(a)	10/16/44	7,870	8,657,000
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40	979	1,278,122
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375%		04/30/20	360	407,188
Principal Financial Group, Inc., Gtd. Notes	4.350%		05/15/43	3,100	3,241,713
Principal Financial Group, Inc., Gtd. Notes	4.625%		09/15/42	275	298,280
Progressive Corp. (The), Jr. Sub. Notes	6.700	%(a)	06/15/37	365	339,450
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700%		01/26/45	10,070	10,734,852
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	4.250%		12/06/42	5,235	5,640,812
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%		09/15/44	8,119	9,299,324

Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39	830	1,151,916
TIAA Asset Management Finance Co. LLC, Sr. Unsec’d. Notes, 144A (original cost $15,918,750; purchased 02/12/15-03/10/15)(e)(f)	2.950%		11/01/19	15,630	16,038,302
Unum Group, Sr. Unsec’d. Notes	5.625%		09/15/20	225	253,511
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%		03/15/22	2,675	2,932,092
W.R. Berkley Corp., Sr. Unsec’d. Notes	5.375%		09/15/20	2,235	2,459,441
XLIT Ltd. (Ireland), Gtd. Notes	6.500	%(a)	12/31/49	260	179,400

					236,502,828

Iron/Steel
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	6.125%		06/01/18	1,800	1,899,000

Leisure Time — 0.1%
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $4,524,740; purchased 04/06/16)(e)(f)	6.250%		05/15/25	5,764	4,524,740
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A (original cost $16,208,825; purchased 05/06/15-05/25/16)(e)(f)	8.500%		10/15/22	16,655	14,698,038

					19,222,778

Lodging — 0.8%
Boyd Gaming Corp., Gtd. Notes	9.000%		07/01/20	8,405	8,853,667
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	5.625%		10/15/21	5,000	5,181,450
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%		03/01/19	15,770	16,308,262
Marriott International, Inc., Sr. Unsec’d. Notes	6.375%		06/15/17	6,055	6,313,246
Marriott International, Inc., Sr. Unsec’d. Notes, Series R	3.125%		06/15/26	37,965	38,742,637
MGM Resorts International, Gtd. Notes(c)	6.000%		03/15/23	8,000	8,655,040
MGM Resorts International, Gtd. Notes	6.625%		12/15/21	1,875	2,075,400
MGM Resorts International, Gtd. Notes	8.625%		02/01/19	23,247	26,327,227
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	7.150%		12/01/19	4,840	5,611,394
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.500%		03/01/18	1,375	1,389,054
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	2.950%		03/01/17	5,370	5,410,855
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	5.625%		03/01/21	980	1,094,318

					125,962,550

Machinery-Diversified — 0.1%
CNH Industrial Capital LLC, Gtd. Notes(c)	4.875%		04/01/21	6,565	6,876,837
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200%		01/15/98	1,500	1,794,995
Xylem, Inc., Sr. Unsec’d. Notes	4.875%		10/01/21	1,505	1,647,230

					10,319,062

Media — 2.8%
21st Century Fox America, Inc., Gtd. Notes	4.500%		02/15/21	4,122	4,608,359
21st Century Fox America, Inc., Gtd. Notes	6.150%		03/01/37	2,325	3,004,937
21st Century Fox America, Inc., Gtd. Notes	6.900%		08/15/39	160	220,628
21st Century Fox America, Inc., Gtd. Notes	7.625%		11/30/28	550	777,415
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.500%		05/15/26	6,150	6,365,250
Cablevision Systems Corp., Sr. Unsec’d. Notes	7.750%		04/15/18	12,104	12,966,410
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625%		09/15/17	22,909	24,340,812
CBS Corp., Gtd. Notes	1.950%		07/01/17	1,950	1,963,398
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%		05/01/23	9,900	10,234,125
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.375%		05/01/25	6,100	6,344,000

CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.500%	05/01/26		9,275	9,680,781
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.750%	02/15/26		25,000	26,375,000
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875%	05/01/27		5,450	5,749,750
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Sec’d. Notes, 144A	7.750%	07/15/25		9,092	9,682,980
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21		29,750	29,619,063
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375%	09/15/20		27,457	28,315,031
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.384%	10/23/35		8,170	9,614,611
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.484%	10/23/45		7,964	9,554,690
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes, 144A	6.834%	10/23/55		5,780	7,227,428
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22		5,803	5,773,985
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, Series B	6.500%	11/15/22		2,172	2,248,020
Comcast Corp., Gtd. Notes	2.350%	01/15/27		30,875	30,912,482
Comcast Corp., Gtd. Notes	3.150%	03/01/26		8,935	9,559,574
Comcast Corp., Gtd. Notes	3.375%	02/15/25		5,000	5,446,830
Comcast Corp., Gtd. Notes	3.375%	08/15/25		22,650	24,633,393
Comcast Corp., Gtd. Notes	4.600%	08/15/45		2,975	3,508,450
Comcast Corp., Gtd. Notes	6.450%	03/15/37		360	507,057
Comcast Corp., Gtd. Notes	6.950%	08/15/37		1,720	2,549,702
CSC Holdings LLC, Sr. Unsec’d. Notes	7.625%	07/15/18		715	773,988
DISH DBS Corp., Gtd. Notes	5.125%	05/01/20		9,000	9,213,750
DISH DBS Corp., Gtd. Notes	7.875%	09/01/19		9,850	10,884,250
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	6.125%	01/31/46		4,080	4,744,877
Historic TW, Inc., Gtd. Notes	6.625%	05/15/29		1,198	1,587,251
Liberty Interactive LLC, Sr. Unsec’d. Notes	8.250%	02/01/30		5,000	5,500,000
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.000%	07/18/20		1,300	1,428,310
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375%	07/28/17		2,000	2,074,000
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%	07/28/17		5,720	5,931,640
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	3.500%	06/15/22		5,104	5,325,386
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.625%	08/01/24		4,837	4,994,203
Sky PLC (United Kingdom), Gtd. Notes, 144A	2.625%	09/16/19		1,900	1,939,710
Sky PLC (United Kingdom), Gtd. Notes, 144A	6.100%	02/15/18		90	95,855
TEGNA, Inc., Gtd. Notes, 144A	4.875%	09/15/21		1,600	1,660,000
Time Warner Cable, Inc., Sr. Sec’d. Notes	6.750%	07/01/18		1,565	1,715,871
Time Warner, Inc., Gtd. Notes(c)	2.950%	07/15/26		16,910	17,287,194
Time Warner, Inc., Gtd. Notes	4.050%	12/15/23		17,030	18,844,512
Time Warner, Inc., Gtd. Notes	6.200%	03/15/40		2,600	3,395,834
Unitymedia GmbH (Germany), Sec’d. Notes, 144A	6.125%	01/15/25		8,000	8,440,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, MTN, 144A	5.125%	01/21/23	EUR	3,402	4,029,760

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.500%		09/15/22	EUR	2,774	3,302,302
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $10,847,125; purchased 04/13/15)(e)(f)	5.125%		02/15/25		10,700	11,007,625
UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375%		01/15/25		13,645	13,748,429
UPCB Finance V Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	7.250%		11/15/21		9,990	10,489,500
Viacom, Inc., Sr. Unsec’d. Notes	4.500%		02/27/42		1,851	1,641,752
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43		7,195	6,694,653
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, RegS	6.000%		04/15/21	GBP	2,565	3,538,926
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%		04/15/21	GBP	2,700	3,725,185

						455,798,924

Mining — 0.5%
Alcoa, Inc., Sr. Unsec’d. Notes(c)	5.125%		10/01/24		6,865	7,216,831
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(c)	6.750	%(a)	10/19/75		17,075	18,995,938
Freeport-McMoran, Inc., Gtd. Notes	2.300%		11/14/17		7,000	6,982,500
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21		2,405	2,517,814
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250%		11/15/22		2,950	3,001,625
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%		04/15/20		5,000	5,168,750
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	3.875%		04/23/25		6,650	6,727,346
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45		9,700	9,646,805
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%		04/16/40		2,750	2,970,520
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	7.500%		07/27/35		1,055	1,230,518
Teck Resources Ltd. (Canada), Gtd. Notes, 144A	8.000%		06/01/21		6,550	6,992,125
Teck Resources Ltd. (Canada), Gtd. Notes	3.000%		03/01/19		5,000	4,787,750

						76,238,522

Miscellaneous Manufacturing — 0.4%
General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42		605	684,647
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44		900	1,072,485
General Electric Co., Sr. Unsec’d. Notes, GMTN	2.200%		01/09/20		4,206	4,338,144
General Electric Co., Sr. Unsec’d. Notes, GMTN	6.875%		01/10/39		2,718	4,172,323
General Electric Co., Sr. Unsec’d. Notes, MTN	5.300%		02/11/21		157	182,006
General Electric Co., Sr. Unsec’d. Notes, MTN	5.875%		01/14/38		906	1,246,499
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	3.550%		11/01/24		3,855	4,107,287
Koppers, Inc., Gtd. Notes	7.875%		12/01/19		9,000	9,202,500
Pentair Finance SA (United Kingdom), Gtd. Notes	1.875%		09/15/17		1,075	1,072,830
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	3.250%		05/27/25		24,400	26,598,708
Textron, Inc., Sr. Unsec’d. Notes	4.000%		03/15/26		3,775	4,030,197
Textron, Inc., Sr. Unsec’d. Notes	7.250%		10/01/19		800	925,897

						57,633,523

Multi-National — 1.4%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes	7.375%		04/06/23		4,841	6,522,270
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, GMTN	0.500%		07/30/20	ZAR	53,000	2,734,332
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, GMTN, RegS	0.500%		08/28/20	ZAR	52,000	2,664,460
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, GMTN	0.500%		09/28/20	ZAR	46,000	2,339,990

Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, GMTN	1.000%	05/17/18		4,000	3,966,552
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.593%	07/16/18		2,001	2,181,686
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.820%	06/16/28		10,762	14,743,822
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	6.220%	08/15/27		3,520	5,006,880
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	6.375%	10/01/28		2,560	3,681,216
Corp. Andina De Fomento (Supranational Bank), Sr. Unsec’d. Notes	1.500%	08/08/17		10,000	10,023,400
Corp. Andina De Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.000%	05/10/19		12,460	12,605,657
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	8.125%	06/04/19		2,745	3,250,766
Eurasian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, 144A	5.000%	09/26/20		2,855	2,983,475
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	7.000%	06/15/25		11,504	16,064,278
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes, EMTN	1.000%	03/28/18		3,253	3,233,137
Inter-American Development Bank (Supranational Bank), Sr. Unsec’d. Notes, EMTN	1.000%	06/19/18		7,189	7,123,789
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes	6.800%	10/15/25		1,653	2,301,006
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, EMTN	1.000%	02/27/18		7,512	7,476,596
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, EMTN	1.000%	04/16/18		5,637	5,591,453
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, EMTN, RegS	0.500%	10/30/20	ZAR	53,000	2,684,277
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, EMTN, RegS	0.500%	11/30/20	ZAR	47,000	2,363,298
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, MTN	6.290%	07/16/27		2,756	3,822,250
Inter-American Development Bank (Supranational Bank), Unsec’d. Notes, MTN	6.750%	07/15/27		5,750	8,225,622
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes	2.500%	07/29/25		2,000	2,143,684
International Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, EMTN	0.510%	10/12/17		10,000	9,908,200
International Bank for Reconstruction & Development (Supranational Bank), Unsec’d. Notes, EMTN	0.500%	02/07/23		7,000	6,579,958
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, EMTN	1.000%	06/04/18		5,860	5,781,078
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, EMTN	1.000%	07/17/18		4,764	4,695,379
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, GMTN	5.280%	11/21/18	HKD	3,000	422,051
International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, GMTN	7.250%	01/18/17	ZAR	34,000	2,429,287
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.300%	10/10/18		10,955	11,180,793
North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	2.400%	10/26/22		31,350	32,007,535

North American Development Bank (Supranational Bank), Sr. Unsec’d. Notes	4.375%		02/11/20		17,195	18,808,200

						225,546,377

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., Gtd. Notes	5.500%		12/01/24		9,600	10,011,552
Xerox Corp., Sr. Unsec’d. Notes	2.950%		03/15/17		6,100	6,132,049

						16,143,601

Oil & Gas — 0.8%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	0.291	%(h)	10/10/36		5,000	1,893,810
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36		12,250	13,685,516
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.600%		03/15/46		3,655	4,211,302
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	7.950%		06/15/39		1,600	2,015,834
Apache Corp., Sr. Unsec’d. Notes	3.250%		04/15/22		1,500	1,523,489
Apache Corp., Sr. Unsec’d. Notes	5.100%		09/01/40		8,973	9,127,892
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.245%		05/06/22		1,515	1,598,875
BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.500%		10/01/20		435	483,303
California Resources Corp., Gtd. Notes	6.000%		11/15/24		867	372,810
California Resources Corp., Sec’d. Notes, 144A	8.000%		12/15/22		2,326	1,489,105
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750%		11/15/39		2,950	3,165,675
Devon Energy Corp., Sr. Unsec’d. Notes	5.000%		06/15/45		6,515	6,007,182
Devon Energy Corp., Sr. Unsec’d. Notes	5.600%		07/15/41		9,977	9,597,275
Devon Energy Corp., Sr. Unsec’d. Notes	7.950%		04/15/32		2,450	2,906,969
Devon Financing Corp. LLC, Gtd. Notes	7.875%		09/30/31		10,000	11,836,840
Kerr-McGee Corp., Gtd. Notes	6.950%		07/01/24		1,060	1,242,781
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	6.125%		11/09/20		1,625	1,755,000
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21		12,740	11,302,482
Noble Energy, Inc., Sr. Unsec’d. Notes(c)	3.900%		11/15/24		3,700	3,787,102
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%		12/15/21		7,450	7,896,940
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050%		11/15/44		5,500	5,455,158
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%		11/15/43		360	364,042
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41		1,272	1,431,095
Pacific Exploration & Production Corp. (Colombia), Gtd. Notes, 144A (original cost $9,174,129; purchased 11/18/13-03/25/15)(f)(g)	5.375%		01/26/19		9,340	1,541,100
Pacific Exploration & Production Corp. (Colombia), Gtd. Notes, 144A (original cost $4,045,000; purchased 10/26/12-06/03/13)(f)(g)	7.250%		12/12/21		3,500	577,500
Pacific Exploration & Production Corp. (Colombia), Gtd. Notes, RegS (original cost $507,813; purchased 01/08/14)(f)(g)	5.375%		01/26/19		500	82,500
Phillips 66, Gtd. Notes	2.950%		05/01/17		795	805,467
Phillips 66, Gtd. Notes	4.650%		11/15/34		2,970	3,176,198
Phillips 66, Gtd. Notes	4.875%		11/15/44		2,830	3,100,639
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	6.875%		05/01/18		700	757,852
Reliance Holdings USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22		4,773	5,387,314
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22		11,400	11,435,796

						130,014,843

Oil & Gas Services
Cameron International Corp., Sr. Unsec’d. Notes	5.950%		06/01/41		2,775	3,454,326
Halliburton Co., Sr. Unsec’d. Notes(c)	4.500%		11/15/41		485	497,399

						3,951,725

Packaging & Containers — 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.625%		05/15/23		12,865	12,945,406
Ball Corp., Gtd. Notes	4.375%		12/15/23	EUR	525	651,541
Ball Corp., Gtd. Notes	5.000%		03/15/22		2,500	2,675,000

Ball Corp., Gtd. Notes(c)	5.250%	07/01/25		10,050	10,854,000
Greif Neveda Holdings SCS, Sr. Unsec’d. Notes, MTN	7.375%	07/15/21	EUR	730	976,925
Greif, Inc., Sr. Unsec’d. Notes	7.750%	08/01/19		1,225	1,372,000
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(c)	5.875%	08/15/23		2,825	3,036,875
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(c)	6.375%	08/15/25		1,950	2,138,906
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A (original cost $4,125,000; purchased 06/02/16)(e)(f)	6.500%	10/01/21		4,000	4,100,000
WestRock RKT Co., Gtd. Notes	4.450%	03/01/19		1,140	1,205,116
WestRock RKT Co., Gtd. Notes	4.900%	03/01/22		1,700	1,893,742

					41,849,511

Pharmaceuticals — 1.9%
AbbVie, Inc., Sr. Unsec’d. Notes	2.900%	11/06/22		4,375	4,524,691
AbbVie, Inc., Sr. Unsec’d. Notes(c)	3.200%	11/06/22		10,995	11,543,090
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25		12,685	13,451,757
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35		20,745	22,370,122
Actavis Funding SCS, Gtd. Notes	3.000%	03/12/20		19,100	19,870,055
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25		6,805	7,231,578
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35		16,035	17,263,056
Actavis Funding SCS, Gtd. Notes	4.750%	03/15/45		2,140	2,370,859
Actavis, Inc., Gtd. Notes	1.875%	10/01/17		1,000	1,007,027
Allergan, Inc., Gtd. Notes	1.350%	03/15/18		2,635	2,625,324
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250%	03/01/25		3,875	4,109,964
Cardinal Health, Inc., Sr. Unsec’d. Notes	4.900%	09/15/45		2,890	3,403,911
Endo Ltd./Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A(c)	6.000%	07/15/23		8,325	7,258,401
Endo Ltd./Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000%	02/01/25		2,200	1,897,500
Express Scripts Holding Co., Gtd. Notes	3.000%	07/15/23		14,875	15,126,492
Express Scripts Holding Co., Gtd. Notes(c)	3.300%	02/25/21		7,900	8,345,094
Forest Laboratories, Inc., Gtd. Notes, 144A	4.875%	02/15/21		1,560	1,743,910
Forest Laboratories, Inc., Gtd. Notes, 144A	5.000%	12/15/21		4,000	4,527,600
Horizon Pharma, Inc., Gtd. Notes(c)	6.625%	05/01/23		3,425	3,322,250
Johnson & Johnson, Sr. Unsec’d. Notes	3.700%	03/01/46		6,380	7,389,661
McKesson Corp., Sr. Unsec’d. Notes	6.000%	03/01/41		4,550	5,878,295
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	4.600%	06/01/44		3,437	3,746,564
Merck & Co., Inc., Sr. Unsec’d. Notes	2.750%	02/10/25		17,235	18,144,905
Merck & Co., Inc., Sr. Unsec’d. Notes	4.150%	05/18/43		5,525	6,353,518
Mylan NV, Gtd. Notes, 144A	3.000%	12/15/18		6,710	6,914,293
Mylan NV, Gtd. Notes, 144A	3.150%	06/15/21		21,040	21,699,225
Mylan NV, Gtd. Notes, 144A	3.950%	06/15/26		23,310	24,272,936
Mylan, Inc., Gtd. Notes	2.600%	06/24/18		2,800	2,851,330
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.000%	11/20/45		21,510	24,810,408
Novartis Capital Corp. (Switzerland), Gtd. Notes	4.400%	05/06/44		2,310	2,822,654
Pfizer, Inc., Sr. Unsec’d. Notes	4.300%	06/15/43		2,275	2,607,789
Teva Pharmaceutical Finance Netherlands Ill BV (Israel), Gtd. Notes	3.150%	10/01/26		9,540	9,749,136
Teva Pharmaceutical Finance Netherlands Ill BV (Israel), Gtd. Notes	4.100%	10/01/46		2,245	2,311,659
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	5.500%	03/01/23		2,250	1,856,250
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(c)	5.875%	05/15/23		4,900	4,079,250
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(c)	6.125%	04/15/25		2,775	2,303,250
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A	6.750%	08/15/21		1,275	1,144,312

Valeant Pharamaceuticals International, Inc., Gtd. Notes, 144A	7.500%	07/15/21	3,000	2,790,000
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%	02/01/43	395	419,714

				304,137,830

Pipelines — 0.5%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20	1,916	1,925,580
Energy Transfer Partners LP, Sr. Unsec’d. Notes	4.650%	06/01/21	510	532,074
Enterprise Products Operating LLC, Gtd. Notes	3.700%	02/15/26	18,255	19,012,327
Enterprise Products Operating LLC, Gtd. Notes	4.900%	05/15/46	26,550	28,160,576
Kinder Morgan Energy Partners LP, Gtd. Notes	6.500%	04/01/20	2,009	2,249,188
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	12/01/42	1,600	1,584,107
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	03/15/45	1,180	1,162,125
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21	5,500	5,970,745
ONEOK Partners LP, Gtd. Notes	2.000%	10/01/17	1,250	1,251,000
Spectra Energy Partners LP, Sr. Unsec’d. Notes	4.500%	03/15/45	5,300	5,315,746
Sunoco Logistics Partners Operations LP, Gtd. Notes	5.350%	05/15/45	2,105	2,098,946
Western Gas Partners LP, Sr. Unsec’d. Notes	3.950%	06/01/25	8,315	8,156,400
Western Gas Partners LP, Sr. Unsec’d. Notes	4.000%	07/01/22	700	703,970
Western Gas Partners LP, Sr. Unsec’d. Notes	5.450%	04/01/44	875	855,035
Williams Partners LP, Sr. Unsec’d. Notes(c)	4.000%	09/15/25	8,660	8,257,423

				87,235,242

Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp., Sr. Unsec’d. Notes	3.375%	10/15/26	1,890	1,952,374
Brandywine Operating Partnership LP, Gtd. Notes	4.550%	10/01/29	2,330	2,438,951
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875%	04/15/22	9,955	11,024,067
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400%	11/01/22	9,340	9,830,406
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%	12/15/17	1,225	1,230,314
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.500%	05/01/24	5,025	5,200,875
Regency Centers LP, Gtd. Notes	5.875%	06/15/17	2,511	2,600,575
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%	04/15/23	19,623	19,819,230
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21	10,000	10,425,000
Select Income REIT, Sr. Unsec’d. Notes	2.850%	02/01/18	4,615	4,646,123
Simon Property Group LP, Sr. Unsec’d. Notes	2.800%	01/30/17	245	246,030
Simon Property Group LP, Sr. Unsec’d. Notes	3.375%	03/15/22	350	375,045
Simon Property Group LP, Sr. Unsec’d. Notes	10.350%	04/01/19	600	728,977
Simon Property Group LP, Sr. Unsec’d. Notes, 144A	1.500%	02/01/18	6,250	6,283,012
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, RegS	5.250%	12/15/24	2,000	2,093,000
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	12/15/24	2,830	2,961,595
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	4.000%	04/30/19	17,000	17,931,413
Welltower, Inc., Sr. Unsec’d. Notes	4.000%	06/01/25	10,745	11,454,256
Welltower, Inc., Sr. Unsec’d. Notes	4.250%	04/01/26	16,080	17,446,961

				128,688,204

Retail — 1.3%
AmeriGas Finance LLC/AmeriGas Finance Corp., Gtd. Notes	7.000%	05/20/22	2,480	2,613,300
Autozone, Inc., Sr. Unsec’d. Notes	3.250%	04/15/25	20,235	21,198,692
Brinker International, Inc., Sr. Unsec’d. Notes	2.600%	05/15/18	17,380	17,603,698
Costco Wholesale Corp., Sr. Unsec’d. Notes	1.750%	02/15/20	7,525	7,665,514
CVS Health Corp., Sr. Unsec’d. Notes(c)	2.750%	12/01/22	10,067	10,508,992
CVS Health Corp., Sr. Unsec’d. Notes(c)	2.875%	06/01/26	11,150	11,492,383
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45	5,660	7,198,762
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43	6,640	8,480,329
Dollar General Corp., Gtd. Notes	4.125%	07/15/17	13,558	13,913,979
Dollar Tree, Inc., Gtd. Notes, 144A	5.250%	03/01/20	1,095	1,138,800

Dollar Tree, Inc., Gtd. Notes, 144A	5.750%	03/01/23		7,000	7,560,000
Douglas GmbH (Germany), Sr. Sec’d. Notes, 144A	6.250%	07/15/22	EUR	4,100	4,967,718
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A	5.500%	10/15/20		6,555	6,787,702
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.000%	04/01/26		6,370	6,857,917
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.200%	04/01/43		955	1,102,075
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Gtd. Notes, 144A	5.250%	06/01/26		4,525	4,787,993
L Brands, Inc., Gtd. Notes	5.625%	02/15/22		10,595	11,680,987
L Brands, Inc., Gtd. Notes	5.625%	10/15/23		3,225	3,571,042
L Brands, Inc., Gtd. Notes	6.625%	04/01/21		1,255	1,440,112
L Brands, Inc., Gtd. Notes	6.750%	07/01/36		10,500	11,005,365
L Brands, Inc., Gtd. Notes	7.000%	05/01/20		4,000	4,600,000
L Brands, Inc., Gtd. Notes	8.500%	06/15/19		2,350	2,743,625
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	2.500%	04/15/26		16,865	17,291,448
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22		475	493,344
Macy’s Retail Holdings, Inc., Gtd. Notes	7.450%	07/15/17		2,000	2,115,300
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	3.700%	01/30/26		3,110	3,408,373
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	6.300%	10/15/37		1,960	2,686,341
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A(c)	8.000%	10/15/21		3,750	3,178,500
QVC, Inc., Sr. Sec’d. Notes	5.125%	07/02/22		1,700	1,830,392
Target Corp., Sr. Unsec’d. Notes	3.625%	04/15/46		5,465	5,700,826
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	5.625%	04/15/41		525	727,711
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(c)	6.500%	08/15/37		3,400	5,053,213

					211,404,433

Savings & Loans
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22		3,225	3,329,480

Semiconductors — 0.7%
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%	01/15/22		22,806	24,083,136
Micron Technology, Inc., Sr. Sec’d. Notes, 144A	7.500%	09/15/23		12,040	13,165,018
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25		9,000	8,077,500
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250%	01/15/24		3,225	2,894,438
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.625%	01/15/26		3,650	3,239,375
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	3.750%	06/01/18		12,775	13,062,437
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.125%	06/01/21		5,000	5,150,000
NXP BV/ NXP Funding LLC (Netherlands), Gtd. Notes, 144A	4.625%	06/01/23		16,175	16,751,315
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	02/15/21		7,340	7,633,600
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A	5.750%	03/15/23		3,800	3,990,000
Sensata Technologies BV, Gtd. Notes, 144A(c)	5.000%	10/01/25		11,775	12,069,375
Sensata Technologies BV, Gtd. Notes, 144A(c)	5.625%	11/01/24		4,000	4,240,000

					114,356,194

Software — 1.6%
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23		45,097	46,393,539
First Data Corp., Sr. Sec’d. Notes, 144A	5.000%	01/15/24		14,650	14,759,875
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%	11/01/20		21,770	22,695,225
Fiserv, Inc., Sr. Unsec’d. Notes	2.700%	06/01/20		5,765	5,974,638
Infor US, Inc., Gtd. Notes	6.500%	05/15/22		7,050	6,979,500
Microsoft Corp., Sr. Unsec’d. Notes	2.375%	02/12/22		19,375	20,071,589
Microsoft Corp., Sr. Unsec’d. Notes	3.125%	11/03/25		16,150	17,328,724
Nuance Communications, Inc., Gtd. Notes, 144A	5.375%	08/15/20		16,250	16,656,250
Oracle Corp., Sr. Unsec’d. Notes	2.400%	09/15/23		46,410	46,870,109

Oracle Corp., Sr. Unsec’d. Notes(d)	2.950%		05/15/25		52,640	54,701,646
Oracle Corp., Sr. Unsec’d. Notes	4.300%		07/08/34		3,265	3,572,631

						256,003,726

Telecommunications — 1.8%
AT&T, Inc., Sr. Unsec’d. Notes	1.051	%(a)	03/30/17		1,300	1,300,645
AT&T, Inc., Sr. Unsec’d. Notes	3.400%		05/15/25		27,950	28,934,902
AT&T, Inc., Sr. Unsec’d. Notes	3.600%		02/17/23		1,620	1,720,699
AT&T, Inc., Sr. Unsec’d. Notes	3.950%		01/15/25		11,900	12,845,134
AT&T, Inc., Sr. Unsec’d. Notes	4.500%		05/15/35		4,295	4,533,854
AT&T, Inc., Sr. Unsec’d. Notes	4.750%		05/15/46		6,565	6,952,020
AT&T, Inc., Sr. Unsec’d. Notes	4.800%		06/15/44		20,550	21,789,247
AT&T, Inc., Sr. Unsec’d. Notes	5.150%		03/15/42		2,700	3,040,745
AT&T, Inc., Sr. Unsec’d. Notes(c)	5.350%		09/01/40		3,700	4,200,632
AT&T, Inc., Sr. Unsec’d. Notes	5.500%		02/01/18		4,500	4,779,041
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%		03/11/23		5,751	6,278,068
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.350%		05/20/24		2,240	2,513,768
Bharti Airtel International Netherlands BV (India), Sr. Unsec’d. Notes, RegS	5.125%		03/11/23		1,955	2,134,172
Bharti Airtel International Netherlands BV (India), Sr. Unsec’d. Notes, RegS	5.350%		05/20/24		1,400	1,571,105
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	14.750%		12/01/16		26,377	27,465,051
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%		06/01/20		9,269	9,602,684
CommScope, Inc., Gtd. Notes, 144A	5.000%		06/15/21		355	367,869
CommScope, Inc., Gtd. Notes, 144A	5.500%		06/15/24		1,295	1,346,800
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, RegS	8.250%		09/30/20		1,800	1,642,500
Digicel Group Ltd. (Jamaica), Sr. Unsec’d. Notes, 144A(c)	8.250%		09/30/20		2,450	2,235,625
Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750%		03/01/23		6,040	5,599,080
Qwest Capital Funding, Inc., Gtd. Notes	6.500%		11/15/18		5,000	5,275,000
Sprint Capital Corp., Gtd. Notes	6.900%		05/01/19		11,252	11,125,415
Sprint Corp., Gtd. Notes(c)	7.625%		02/15/25		6,700	5,979,750
Sprint Corp., Gtd. Notes	7.875%		09/15/23		3,400	3,104,642
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625%		04/03/18		835	849,613
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	6.375%		06/24/19	GBP	9,350	13,869,554
Telefonica Emisiones SAU (Spain), Gtd. Notes	1.292	%(a)	06/23/17		1,000	998,661
Telstra Corp., Ltd. (Australia), Gtd. Notes, 144A	3.125%		04/07/25		10,565	11,179,122
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.057	%(a)	06/09/17		1,900	1,902,719
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.183	%(a)	09/15/16		1,000	1,001,927
Verizon Communications, Inc., Sr. Unsec’d. Notes	2.406	%(a)	09/14/18		200	205,740
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.125%		08/15/46		24,470	24,718,248
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%		09/15/48		18,703	19,959,561
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%		03/15/55		19,238	19,981,356
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.750%		11/01/41		635	702,388
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.862%		08/21/46		7,149	8,024,245
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%		08/21/54		14,933	16,431,168
Verizon Communications, Inc., Sr. Unsec’d. Notes	6.000%		04/01/41		930	1,181,546
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, RegS	9.125%		04/30/18		1,165	1,283,457
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%		04/30/18		200	220,336

						298,848,089

Textiles
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%		02/01/23		673	711,474

Transportation — 0.4%
AP Moeller-Maersk A/S (Denmark), Sr. Unsec’d. Notes, 144A	2.550%	09/22/19		3,655	3,712,877
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.900%	08/01/46		2,850	3,146,212
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.150%	04/01/45		9,285	10,547,324
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375%	09/01/42		6,925	7,991,277
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.550%	09/01/44		2,310	2,767,253
CSX Corp., Sr. Unsec’d. Notes	6.250%	03/15/18		1,600	1,724,134
FedEx Corp., Gtd. Notes(c)	3.250%	04/01/26		1,915	2,029,054
FedEx Corp., Gtd. Notes	4.550%	04/01/46		7,425	8,375,890
FedEx Corp., Gtd. Notes	4.750%	11/15/45		13,235	15,485,148
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650%	03/02/20		7,225	7,374,052
Southern Railway Co., Sr. Unsec’d. Notes	9.750%	06/15/20		3,700	4,752,443
Union Pacific Corp., Sr. Unsec’d. Notes	6.250%	05/01/34		1,800	2,412,070

					70,317,734

Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $15,106,642; purchased 01/14/13-02/20/15)(e)(f)	2.875%	07/17/18		14,827	15,078,273
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $21,152,888; purchased 11/04/15)(e)(f)	3.300%	04/01/21		21,250	21,964,468
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $2,614,225; purchased 04/14/15)(e)(f)	3.750%	05/11/17		2,500	2,542,020

					39,584,761

TOTAL CORPORATE BONDS (cost $7,075,332,679)					7,332,567,192

FOREIGN AGENCIES — 2.4%
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	1.250%	10/29/18		5,000	5,026,910
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, 144A	2.375%	03/16/26		15,000	15,791,865
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, EMTN	0.500%	05/12/21	ZAR	25,000	1,203,020
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, EMTN, RegS	0.500%	06/22/21	ZAR	84,000	3,875,936
Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes, EMTN, RegS	0.500%	06/07/22	ZAR	469,000	20,588,327
CDP Financial, Inc. (Canada), Gtd. Notes, 144A	4.400%	11/25/19		15,500	16,999,470
CDP Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.150%	07/24/24		9,812	10,572,087
CNOOC Finance 2013 Ltd. (China), Gtd. Notes	3.000%	05/09/23		3,642	3,667,254
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24		2,450	2,621,500
Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, RegS	1.000%	01/22/18		6,250	6,228,181
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, RegS	6.850%	07/02/37		2,000	2,300,000
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16		4,650	4,678,830
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	2.875%	01/21/25		9,500	9,955,610

Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	3.250%		11/10/25		6,980	7,554,880
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	4.375%		09/15/21		1,890	2,116,093
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, EMTN	0.500%		01/25/17	TRY	800	254,869
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, EMTN	6.350%		03/28/17	MXN	20,000	1,064,533
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, EMTN, RegS	3.990%		09/13/16	MXN	20,000	1,063,840
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, MTN	2.240%		09/14/18		6,050	6,054,846
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, RegS	9.250%		04/23/19		2,200	2,523,598
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	4.950%		07/19/22		500	507,500
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%		03/07/22		7,927	8,641,619
Instituto de Credito Oficial (Spain), Gov’t. Gtd. Notes, GMTN, RegS	1.875%		12/15/17	GBP	1,250	1,670,411
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	0.987	%(a)	11/13/18		14,000	13,944,000
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.500%		07/21/21		800	799,756
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	1.750%		07/31/18		10,350	10,447,745
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.125%		02/10/25		15,000	15,420,030
Japan Bank for International Cooperation (Japan), Gov’t. Gtd. Notes	2.625%		12/15/20	GBP	1,000	1,418,452
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A	2.125%		04/13/21		7,800	7,952,443
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A	2.375%		02/13/25		47,000	48,170,944
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A	2.500%		09/12/18		7,000	7,149,184
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, RegS	9.125%		07/02/18		1,300	1,430,130
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125%		07/02/18		14,790	16,270,479
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, 144A	2.125%		04/23/25		5,000	5,121,850
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.000%		03/17/19		2,000	2,076,208
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.500%		08/22/17		2,000	2,046,678
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	4.625%		11/16/21		1,550	1,757,348
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, RegS	4.750%		07/13/21		1,000	1,133,740
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	3.000%		09/19/22		2,420	2,553,494
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	4.750%		07/13/21		2,125	2,409,198
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.250%		06/28/17		8,360	8,752,920
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%		10/17/16		5,945	6,011,584
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%		01/20/20		10,015	11,529,769
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	8.000%		08/07/19		4,195	4,817,706
Oesterreichische Kontrollbank AG (Austria), Gov’t. Gtd. Notes	1.500%		10/21/20		8,500	8,571,893
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes, RegS	5.625%		05/20/43		2,155	2,228,177
Petrobras Global Finance BV (Brazil), Gtd. Notes(c)	8.375%		05/23/21		35,650	37,690,962

Petroleos Mexicanos (Mexico), Gtd. Notes, RegS	6.375%	08/05/16	EUR	705	788,383
Petroleos Mexicanos (Mexico), Gtd. Notes(c)	4.875%	01/24/22		845	868,238
Petroleos Mexicanos (Mexico), Gtd. Notes	5.500%	01/21/21		14,690	15,644,850
Petroleos Mexicanos (Mexico), Gtd. Notes	8.000%	05/03/19		2,055	2,310,437
Petroleos Mexicanos (Mexico), Gtd. Notes, EMTN	5.500%	01/09/17	EUR	734	837,521
Petroleos Mexicanos (Mexico), US Gov’t. Gtd.	2.830%	02/15/24		532	553,919
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes	8.400%	12/15/16		521	534,650
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390%	12/02/24		3,000	4,123,695
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A	2.500%	04/28/20		10,200	10,383,019

TOTAL FOREIGN AGENCIES (cost $386,250,557)					390,710,581

MUNICIPAL BONDS — 1.0%
California — 0.4%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263%	04/01/49		3,755	5,857,011
Bay Area Toll Authority, BABs, Revenue Bonds	6.907%	10/01/50		525	875,915
Los Angeles County Public Works Financing Authority, BABs, Revenue Bonds	7.618%	08/01/40		4,300	6,897,630
Los Angeles Department of Airports, BABs, Taxable, Revenue Bonds	6.582%	05/15/39		5,045	7,138,070
Los Angeles Department of Water & Power, BABs, Revenue Bonds	5.716%	07/01/39		8,475	11,563,883
Los Angeles Department of Water & Power, BABs, Revenue Bonds	6.008%	07/01/39		6,200	8,520,040
State of California, GO Unlimited, BABs	7.300%	10/01/39		835	1,304,429
State of California, GO Unlimited, BABs	7.550%	04/01/39		1,600	2,639,936
State of California, GO Unlimited, BABs	7.600%	11/01/40		2,320	3,887,810
State of California, GO Unlimited, BABs	7.625%	03/01/40		275	448,355
University of California, BABs, Revenue Bonds	5.770%	05/15/43		500	692,935
University of California, Taxable, Revenue Bonds, Series AP	3.931%	05/15/45		2,050	2,254,713
University of California, Taxable, Revenue Bonds, Series AQ	4.767%	05/15/2115		4,900	5,576,249
University of California, Taxable, Revenue Bonds, Series J	4.131%	05/15/45		2,250	2,511,472

					60,168,448

Colorado
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	5.844%	11/01/50		3,320	5,009,847

Illinois — 0.1%
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395%	01/01/40		3,170	4,628,992
Illinois State Toll Highway Authority, BABs, Revenue Bonds, Series A	6.184%	01/01/34		5,000	6,881,000

					11,509,992

Kentucky
Kentucky State Property & Building Commission, BABs, Revenue Bonds, Series C	4.303%	11/01/19		800	861,520
Kentucky State Property & Building Commission, BABs, Revenue Bonds, Series C	5.373%	11/01/25		1,900	2,247,643

					3,109,163

New Jersey — 0.1%
New Jersey State Turnpike Authority, BABs, Revenue Bonds, Series A	7.102%	01/01/41		4,478	6,996,293

New Jersey State Turnpike Authority, BABs, Revenue Bonds, Series F	7.414%		01/01/40		8,115	13,081,948
Rutgers State University, BABs, Revenue Bonds	5.665%		05/01/40		1,350	1,771,767

						21,850,008

New York — 0.3%
Metropolitan Transportation Authority, BABs, Taxable, Revenue Bonds	6.687%		11/15/40		700	1,032,990
New York City Transitional Finance Authority Future Tax Secured Revenue, BABs, Revenue Bonds	4.725%		11/01/23		1,400	1,649,508
New York City Transitional Finance Authority Future Tax Secured Revenue, BABs, Revenue Bonds	4.905%		11/01/24		1,100	1,319,791
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882%		06/15/44		2,810	4,181,673
New York State Urban Development Corp., BABs, Taxable, Revenue Bonds	5.770%		03/15/39		18,800	24,350,700
Port Authority of New York & New Jersey, Revenue Bonds	4.458%		10/01/62		2,600	3,157,050
Port Authority of New York & New Jersey, Revenue Bonds	4.810%		10/15/65		8,650	11,067,848

						46,759,560

Ohio
Ohio State University, BABs, Revenue Bonds	4.910%		06/01/40		295	382,155
Ohio State University, Taxable, Revenue Bonds, Series A	4.800%		06/01/2111		2,810	3,287,166
Ohio State Water Development Authority, BABs, Revenue Bonds	4.879%		12/01/34		375	457,005

						4,126,326

Oregon
Oregon State Department of Transportation Highway, BABs, Revenue Bonds, Series A	5.834%		11/15/34		675	944,284

Pennsylvania
Pennsylvania Turnpike Commission, BABs, Revenue Bonds	6.105%		12/01/39		400	568,744
Pennsylvania Turnpike Commission, BABs, Revenue Bonds, Series B	5.511%		12/01/45		5,370	7,278,391

						7,847,135

Tennessee
Metropolitan Government of Nashville & Davidson County Convention Center Authority, BABs, Taxable, Revenue Bonds	6.731%		07/01/43		550	780,599

Texas — 0.1%
City Public Service Board of San Antonio, BABs, Taxable, Revenue Bonds	4.427%		02/01/42		6,480	7,934,112

TOTAL MUNICIPAL BONDS (cost $148,760,939)						170,039,474

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 5.4%
Residential Mortgage-Backed Securities
Aire Valley Mortgages PLC (United Kingdom), Series 2004-1X, Class 3A2, RegS	0.154	%(a)	09/20/66	EUR	5,439	5,922,036
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250%		09/25/19		60	60,261
Alternative Loan Trust, Series 2005-61, Class 1A1	1.008	%(a)	12/25/35		2,511	2,058,881
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	2.914	%(a)	02/25/45		100	100,138

APS Resecuritization Trust, Series 2016-1, Class 1A, 144A	0.584	%(a)	07/31/57	12,519	11,395,509
Banc of America Funding Corp., Series 2015-R3, Class 1A1, 144A	0.678	%(a)	03/27/36	25,630	23,870,211
Banc of America Funding Corp., Series 2015-R3, Class 2A1, 144A	0.618	%(a)	02/27/37	32,494	29,712,376
Banc of America Funding Corp., Series 2015-R3, Class 6A1, 144A	0.623	%(a)	05/28/36	33,567	31,864,105
Banc of America Funding Ltd., Series 2012-R5, Class A, 144A	0.730	%(a)	10/03/39	91	91,075
Banc of America Funding Trust, Series 2005-D, Class A1	2.950	%(a)	05/25/35	135	137,521
Banc of America Funding Trust, Series 2006-I, Class 4A1	3.127	%(a)	10/20/46	55	40,812
Banc of America Funding Trust, Series 2014-R2, Class 2A1, 144A	0.663	%(a)	05/26/37	3,412	3,187,013
Banc of America Funding Trust, Series 2014-R5, Class 1A1, 144A	2.429	%(a)	09/26/45	6,126	6,013,141
Banc of America Funding Trust, Series 2015-R2, Class 5A1, 144A	0.618	%(a)	09/29/36	23,924	21,981,281
Banc of America Funding Trust, Series 2015-R4, Class 4A1, 144A	3.500%		07/26/36	15,275	15,215,798
Banc of America Funding Trust, Series 2015-R9, Class 2A1, 144A	0.693	%(a)	02/26/37	13,161	11,791,711
Banc of America Mortgage Trust, Series 2004-2, Class 5A1	6.500%		10/25/31	4	3,928
Banc of America Mortgage Trust, Series 2004-E, Class 2A6	3.335	%(a)	06/25/34	774	765,372
Bank of America Mortgage Trust, Series 2005-B, Class 2A1	3.066	%(a)	03/25/35	928	857,468
Banc of America Mortgage Trust, Series 2005-B, Class 2A2	3.066	%(a)	03/25/35	31	29,067
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A1	2.921	%(a)	05/25/35	264	253,257
Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2	2.921	%(a)	05/25/35	88	86,200
Bear Stearns ARM Trust, Series 2002-11, Class 1A1	2.619	%(a)	02/25/33	5	5,041
Bear Stearns ARM Trust, Series 2005-4, Class 3A1	3.017	%(a)	08/25/35	552	468,952
Bear Stearns ARM Trust, Series 2007-3, Class 1A1	3.133	%(a)	05/25/47	625	561,427
CHL Mortgage Pass-Through Trust, Series 2005-29, Class A1	5.750%		12/25/35	1,186	1,069,273
CHL Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	2.592	%(a)	02/20/36	57	50,020
Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	2.785	%(a)	09/25/47	14,269	12,741,420
CSMC, Series 2015-12R, Class 1A1, 144A(b)(e)	2.470	%(a)	10/30/47	17,518	17,426,326
CSMC, Series 2016-1R, Class 1A3, 144A	0.633	%(a)	08/27/37	70,871	65,131,817
Fannie Mae Connecticut Avenue Securities, Series 2013-C01, Class M2(i)	5.738	%(a)	10/25/23	3,205	3,487,158
Fannie Mae Connecticut Avenue Securities, Series 2014-C04, Class 1M1(i)	2.438	%(a)	11/25/24	3,614	3,635,341
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1(i)	1.988	%(a)	02/25/25	3,428	3,433,141
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1(i)	1.940	%(a)	01/25/29	20,430	20,496,604
Fannie Mae REMICS, Series 2000-32, Class FM	0.932	%(a)	10/18/30	2	1,625
Fannie Mae REMICS, Series 2001-29, Class Z	6.500%		07/25/31	55	64,833
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	1.838	%(a)	07/25/44	219	225,498
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	1.638	%(a)	02/25/45	23	23,500
Freddie Mac REMICS, Series 1628, Class LZ	6.500%		12/15/23	29	31,302

Freddie Mac REMICS, Series 1935, Class JZ	7.000%		02/15/27	122	138,761
Freddie Mac REMICS, Series 2241, Class PH	7.500%		07/15/30	58	68,996
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN4, Class M3(i)	5.038	%(a)	10/25/24	9,130	9,600,977
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3(i)	3.788	%(a)	10/25/27	28,552	29,122,666
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M2(i)	3.338	%(a)	04/25/28	10,550	10,888,766
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQ2, Class M3(i)	3.738	%(a)	05/25/25	4,200	4,245,713
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-HQA2, Class M3(i)	5.288	%(a)	05/25/28	6,000	6,279,728
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA2, Class M2(i)	2.688	%(a)	10/25/28	9,370	9,494,054
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA3, Class M2(i)	2.488	%(a)	12/25/28	22,025	22,245,435
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA1, Class M2(i)	3.238	%(a)	09/25/28	5,850	6,011,491
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-HQA2, Class M2(i)	2.738	%(a)	11/25/28	19,300	19,561,056
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	0.593	%(a)	01/26/37	17,310	16,601,352
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A	0.593	%(a)	01/26/37	6,300	5,015,341
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A1, 144A	0.593	%(a)	10/26/36	19,470	18,311,476
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A2, 144A	0.593	%(a)	10/26/36	5,200	3,698,114
HarborView Mortgage Loan Trust, Series 2007-7, Class 2A1A	1.488	%(a)	10/25/37	30,989	27,066,784
IndyMac ARM Trust, Series 2001-H2, Class A1	1.842	%(a)	01/25/32	3	2,328
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX4, Class 2A1	0.668	%(a)	07/25/37	7,079	6,105,973
JPMorgan Alternative Loan Trust, Series 2006-A1, Class 4A1	2.905	%(a)	03/25/36	287	222,594
JPMorgan Resecuritization Trust, Series 2015-1, Class 6A1, 144A	0.768	%(a)	12/27/45	7,188	6,707,235
JPMorgan Resecuritization Trust, Series 2015-2, Class 2A1, 144A	2.467	%(a)	08/26/46	19,812	19,223,269
LSTAR Securities Investment, Series 2016-1, Class A1, 144A	2.467	%(a)	01/01/21	12,956	12,631,775
LSTAR Securities Investment Ltd., Series 2016-2, Class A, 144A	2.457	%(a)	03/01/21	26,789	26,247,535
LSTAR Securities Investment Trust, Series 2015-5, Class A2, 144A	3.967	%(a)	04/01/20	5,100	4,942,139
LSTAR Securities Investment Trust, Series 2015-9, Class A1, 144A	2.467	%(a)	10/01/20	19,082	18,753,772
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE, 144A(b)(e)	3.567	%(a)	09/01/21	29,835	29,555,639
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A(b)(e)	2.457	%(a)	12/01/21	13,946	13,736,733
LSTAR Securities Investment Trust, Series 2015-1, Class A, 144A	2.467	%(a)	01/01/20	2,913	2,867,428
LSTAR Securities Investment Trust, Series 2015-3, Class A, 144A	2.457	%(a)	03/01/20	25,299	24,817,696
LSTAR Securities Investment Trust, Series 2015-4, Class A1, 144A(b)(e)	2.467	%(a)	04/01/20	538	529,848

LSTAR Securities Investment Trust, Series 2015-5, Class A1, 144A(b)(e)	2.467	%(a)	04/01/20		12,334		12,110,230
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A(b)(e)	2.467	%(a)	05/01/20		75,164		73,660,816
LSTAR Securities Investment Trust, Series 2015-7, Class A, 144A	2.467	%(a)	07/01/20		37,244		36,778,423
LSTAR Securities Investment Trust, Series 2015-8, Class A1, 144A	2.457	%(a)	08/01/20		57,804		56,796,679
LSTAR Securities Investment Trust, Series 2015-9, Class A2, 144A	3.967	%(a)	10/01/20		25,000		24,158,750
MASTR Alternative Loan Trust, Series 2004-2, Class 4A1	5.000%		02/25/19		18		18,421
MASTR Alternative Loan Trust, Series 2004-4, Class 4A1	5.000%		04/25/19		45		45,364
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-2, Class M1	0.918	%(a)	04/25/35		4,000		3,918,213
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	0.888	%(a)	02/25/34		25		23,596
Prime Mortgage Trust, Series 2004-CL1, Class 2A2	0.888	%(a)	02/25/19		—	(j)	7
RALI Trust, Series 2006-QA1, Class A21	4.040	%(a)	01/25/36		1,252		1,000,465
Regal Trust IV, Series 1999-1, Class A, 144A	2.191	%(a)	09/29/31		92		84,964
RFMSI Trust, Series 2003-S9, Class A1	6.500%		03/25/32		18		18,128
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3	2.933	%(a)	02/25/34		275		272,651
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	2.914	%(a)	12/25/34		23,158		22,406,102
Structured Asset Mortgage Investments Trust, Series 2002-AR3, Class A1	1.143	%(a)	09/19/32		30		28,874
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-1A, Class 4A	2.688	%(a)	02/25/32		7		7,260
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-14A, Class 2A1	2.957	%(a)	07/25/32		3		2,547
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-HF2, Class M3	3.488	%(a)	07/25/32		150		144,873
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-30, Class 2A1	5.064	%(a)	10/25/33		414		421,022
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	2.563	%(a)	02/25/33		1		1,274
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR4, Class 2A2	2.981	%(a)	04/25/35		547		545,995
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1	2.866	%(a)	03/25/36		186		182,252
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 1A1	3.013	%(a)	07/25/36		354		338,423

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $877,455,527)							881,950,442

SOVEREIGN BONDS — 5.5%
Argentina Bonar Bonds (Argentina), Sr. Unsec’d. Notes	7.000%		04/17/17		12,780		13,044,468
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A	6.875%		04/22/21		14,825		15,951,700
Argentine Republic Government International Bond (Argentina), Sr. Unsec’d. Notes, 144A(c)	7.500%		04/22/26		7,300		7,927,800
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%		06/26/17	EUR	11,322		13,868,168
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375%		07/12/21		2,600		2,788,500
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	5.000%		06/15/45		1,400		1,438,500
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	7.375%		01/27/17		10,846		11,144,265

Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	8.375%	02/15/27		900	1,131,750
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	11.750%	02/25/20		1,500	1,972,500
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, EMTN, RegS, 144A	4.625%	02/03/20	EUR	800	954,347
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, RegS	7.500%	05/06/21		21,430	24,001,600
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	6.850%	01/27/45		4,250	4,568,750
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	7.450%	04/30/44		3,450	3,933,000
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes, 144A	7.500%	05/06/21		500	560,000
Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950%	02/15/26		12,208	17,044,407
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, EMTN(e)	3.800%	08/08/17	JPY	1,800,000	16,714,853
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes(e)	5.000%	08/22/16	JPY	90,000	872,365
Hong Kong Sukuk 2014 Ltd. (Hong Kong), Sr. Unsec’d. Notes, RegS	2.005%	09/18/19		5,200	5,270,200
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, RegS	6.000%	01/11/19	EUR	1,795	2,275,966
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	2.110%	10/26/17	JPY	500,000	4,944,882
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%	02/19/18		5,102	5,272,529
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	02/21/23		2,300	2,576,000
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%	03/25/24		6,790	7,673,596
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.750%	11/22/23		20,700	23,820,525
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%	03/29/21		40,620	46,486,259
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%	03/29/41		14,478	21,498,093
Iceland Government International Bond (Iceland), Unsec’d. Notes, RegS	5.875%	05/11/22		41,750	48,978,094
Iceland Government International Bond (Iceland), Unsec’d. Notes, 144A	5.875%	05/11/22		8,850	10,382,183
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	2.875%	07/08/21	EUR	700	826,704
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	6.750%	01/15/44		2,565	3,471,630
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	6.875%	03/09/17		1,075	1,109,075
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	2.875%	07/08/21	EUR	2,500	2,952,513
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.375%	07/30/25	EUR	13,850	16,502,210
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.750%	06/14/28	EUR	8,825	10,603,330
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A(c)	5.125%	01/15/45		7,920	8,906,000
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.450%	03/24/17	JPY	2,859,000	28,574,589
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	3.700%	11/14/16	JPY	110,000	1,088,928

Italy Government International Bond (Italy), Sr. Unsec’d. Notes	5.250%		09/20/16		7,232	7,269,751
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	5.375%		06/12/17		200	206,432
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	5.375%		06/15/33		3,240	3,997,826
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	6.875%		09/27/23		9,528	11,969,874
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, EMTN	5.200%		07/31/34	EUR	900	1,468,985
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, EMTN, RegS	6.000%		08/04/28	GBP	3,000	5,173,190
Kingdom of Belgium (Belgium), Sr. Unsec’d. Notes, EMTN, RegS	1.500%		06/22/18		28,000	28,271,936
Kingdom of Belgium (Belgium), Unsec’d. Notes, EMTN	5.000%		04/24/18	GBP	1,800	2,556,615
Kingdom of Belgium (Belgium), Unsec’d. Notes, 144A, RegS	8.875%		12/01/24		3,120	4,709,765
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, RegS	5.125%		09/14/17		12,105	12,655,535
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, RegS	6.125%		03/09/21		2,500	2,935,575
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, RegS	7.375%		02/11/20		12,600	14,855,123
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, 144A	7.375%		02/11/20		10,290	12,131,684
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	1.160%		08/08/16	JPY	200,000	1,960,343
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	2.750%		04/22/23	EUR	6,000	7,462,687
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	5.625%		01/15/17		5,000	5,097,500
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	11.375%		09/15/16		2,773	2,809,021
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, EMTN	2.375%		04/09/21	EUR	600	718,689
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, GMTN	1.625%		03/06/24	EUR	1,600	1,860,361
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, GMTN	4.250%		07/14/17	EUR	10,000	11,617,083
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, GMTN	5.500%		02/17/20	EUR	3,500	4,607,189
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, GMTN	11.000%		05/08/17	ITL	7,050,000	4,358,072
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN(c)	4.750%		03/08/44		19,040	20,372,800
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, Series G, GMTN	6.750%		02/06/24	GBP	500	805,320
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25		3,700	3,931,250
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	9.375%		01/16/23		7,800	10,403,250
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS	1.610	%(h)	05/31/18		968	937,472
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, 144A	1.407	%(h)	05/31/18		2,042	1,977,005
Perusahaan Penerbit SBSN Indonesia II (Indonesia), Sr. Unsec’d. Notes, RegS	4.000%		11/21/18		3,000	3,123,900
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	3.750%		03/01/30	EUR	3,650	4,708,131

Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.375%	01/18/17		75	77,685
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500%	02/02/30		4,450	7,714,823
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	1.490%	05/30/17	JPY	200,000	1,979,154
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, 144A	5.125%	10/15/24		21,650	21,999,907
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, EMTN, RegS	5.125%	10/15/24		15,050	15,293,238
Province of British Columbia Canada (Canada), Sr. Unsec’d. Notes	6.500%	01/15/26		6,390	8,740,555
Province of Manitoba Canada (Canada), Sr. Unsec’d. Notes	2.050%	11/30/20		7,500	7,702,118
Province of Manitoba Canada (Canada), Sr. Unsec’d. Notes	2.125%	06/22/26		5,860	5,900,633
Province of Quebec Canada (Canada), Deb. Notes	7.125%	02/09/24		330	439,055
Province of Quebec Canada (Canada), Unsec’d. Nores	7.485%	03/02/26		11,700	16,543,051
Province of Saskatchewan Canada (Canada), Deb. Notes	8.500%	07/15/22		250	337,162
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	7.375%	09/18/37		1,015	1,306,813
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	7.750%	01/17/38		3,000	4,306,389
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, EMTN, RegS	5.250%	01/17/42		2,160	2,450,514
Republic of Korea (South Korea), Sr. Unsec’d. Notes	5.125%	12/07/16		600	608,760
Republic of Latvia (Latvia), Sr. Unsec’d. Notes, RegS	5.250%	02/22/17		18,580	19,016,630
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	3.875%	10/29/35	EUR	19,865	23,985,913
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	3.875%	10/29/35	EUR	3,520	4,250,210
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%	01/22/24		3,134	3,518,354
Slovenia Government Bond (Slovenia), RegS	2.250%	03/03/32	EUR	700	864,386
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	4.125%	02/18/19		7,755	8,165,627
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	4.750%	05/10/18		950	1,000,360
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.250%	02/18/24		15,400	17,577,098
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.500%	10/26/22		19,100	21,821,750
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes, RegS	5.850%	05/10/23		34,100	39,897,000
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	3.750%	07/24/26	EUR	600	698,118
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN, 144A	4.000%	03/06/18		650	675,402
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, RegS	1.625%	06/06/18		12,400	12,408,630
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, RegS	1.875%	01/27/17		24,000	23,991,240
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	2.000%	05/17/21		11,400	11,496,512
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	09/26/16		2,000	2,014,120
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000%	06/05/20		14,590	16,155,186
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	7.000%	06/28/19	EUR	500	655,382

Wakala Global Sukuk Bhd (Malaysia), Sr. Unsec’d. Notes, RegS	4.646%		07/06/21	3,260		3,632,292

TOTAL SOVEREIGN BONDS (cost $879,060,366)						893,306,710

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.9%
Fannie Mae Strips Interest	1.093	%(h)	02/07/18	325		320,424
Fannie Mae Strips Interest	2.276	%(h)	11/15/26	100		80,458
Fannie Mae Strips Interest	2.357	%(h)	11/15/27	100		74,626
Fannie Mae Strips Interest	2.631	%(h)	05/15/29	470		344,245
Fannie Mae Strips Interest	3.032	%(h)	11/15/29	274		193,396
Fannie Mae Strips Interest	3.058	%(h)	05/15/30	1,603		1,112,961
Fannie Mae Strips Interest	3.067	%(h)	11/15/30	530		362,104
Fannie Mae Strips Principal, MTN	2.567	%(h)	10/08/27	2,275		1,761,532
Fannie Mae Strips Principal, MTN	2.687	%(h)	05/15/30	6,161		4,378,536
Fannie Mae Strips Principal	3.097	%(h)	01/15/30	2,597		1,865,495
Federal Home Loan Banks	4.000%		10/24/29	1,860		2,242,769
Federal Home Loan Mortgage Corp.	2.500%		03/01/30	3,597		3,743,899
Federal Home Loan Mortgage Corp.	2.521	%(a)	09/01/35	8		8,415
Federal Home Loan Mortgage Corp., MTN	2.550	%(h)	12/17/29	1,485		1,066,316
Federal Home Loan Mortgage Corp., MTN	2.559	%(h)	12/14/29	4,500		3,267,526
Federal Home Loan Mortgage Corp.	2.693	%(a)	01/01/24	3		3,161
Federal Home Loan Mortgage Corp.	2.699	%(h)	12/11/25	50		41,511
Federal Home Loan Mortgage Corp.	2.882	%(a)	07/01/30	2		2,496
Federal Home Loan Mortgage Corp.	3.500%		TBA	37,000		38,990,918
Federal Home Loan Mortgage Corp.(k)	3.500%		TBA	37,000		39,048,731
Federal Home Loan Mortgage Corp.	4.000%		TBA	24,500		26,227,441
Federal Home Loan Mortgage Corp.	4.500%		09/01/39	1,627		1,778,378
Federal Home Loan Mortgage Corp.	5.000%		01/01/39 - 07/01/40	475		525,344
Federal Home Loan Mortgage Corp.	5.500%		06/01/31 - 07/01/34	535		611,865
Federal Home Loan Mortgage Corp.	6.000%		10/01/32 - 12/01/36	365		422,163
Federal Home Loan Mortgage Corp.	6.500%		07/01/32 - 11/01/33	134		153,533
Federal Home Loan Mortgage Corp.	7.000%		09/01/32	34		36,252
Federal Home Loan Mortgage Corp.	7.500%		09/01/16 - 07/01/17	—	(j)	206
Federal Home Loan Mortgage Corp.	8.500%		08/01/24 - 11/01/24	7		8,014
Federal National Mortgage Assoc.	1.807	%(h)	10/09/19	200		192,344
Federal National Mortgage Assoc.	1.870	%(a)	09/01/40	29		28,836
Federal National Mortgage Assoc.	2.170	%(a)	01/01/20	12		12,762
Federal National Mortgage Assoc.	2.329	%(a)	12/01/34	21		22,230
Federal National Mortgage Assoc.	2.500%		TBA	1,000		1,035,742
Federal National Mortgage Assoc.	2.581	%(a)	09/01/31	8		8,658
Federal National Mortgage Assoc.	2.712	%(h)	03/17/31	500		342,493
Federal National Mortgage Assoc.	2.722	%(h)	11/15/30	1,000		685,448
Federal National Mortgage Assoc.	3.000%		TBA	35,000		36,421,875
Federal National Mortgage Assoc.	3.039	%(a)	05/01/36	13		13,626
Federal National Mortgage Assoc.	3.207	%(a)	05/01/36	21		21,908
Federal National Mortgage Assoc.	4.000%		12/01/40	240		263,148
Federal National Mortgage Assoc.	4.500%		01/01/25 - 08/01/33	197		210,702
Federal National Mortgage Assoc.	4.520	%(a)	01/01/28	5		5,514

Federal National Mortgage Assoc.	5.000%		TBA		500	553,438
Federal National Mortgage Assoc.	5.000%		10/01/17 - 03/01/34		1,531	1,690,948
Federal National Mortgage Assoc.	5.375%		12/07/28	GBP	1,700	3,172,808
Federal National Mortgage Assoc.	5.500%		12/01/16 - 03/01/35		3,011	3,408,015
Federal National Mortgage Assoc.	6.000%		12/01/16 - 06/01/37		1,023	1,175,107
Federal National Mortgage Assoc.(l)	6.250%		05/15/29		9,699	14,194,690
Federal National Mortgage Assoc.	6.500%		12/01/17 - 11/01/33		473	551,277
Federal National Mortgage Assoc.	6.625%		11/15/30		7,460	11,505,513
Federal National Mortgage Assoc.	7.000%		03/01/32 - 06/01/32		64	73,150
Federal National Mortgage Assoc.	7.125%		01/15/30		7,255	11,465,918
Financing Corp.	9.800%		04/06/18		300	345,590
Financing Corp., Strips Principal	1.351	%(h)	10/06/17		100	99,134
Freddie Mac Strips Interest	2.095	%(h)	09/15/25		9,000	7,302,123
Freddie Mac Strips Interest	2.692	%(h)	03/15/30		200	140,385
Freddie Mac Strips Interest	2.785	%(h)	03/15/31		491	333,984
Freddie Mac Strips Interest	3.333	%(h)	07/15/31		3,620	2,439,945
Freddie Mac Strips Principal	2.753	%(h)	07/15/32		2,150	1,427,123
Freddie Mac Strips Principal	2.954	%(h)	03/15/31		8,357	5,777,913
Government National Mortgage Assoc.	1.875	%(a)	07/20/22 - 07/20/27		21	22,038
Government National Mortgage Assoc.	2.000	%(a)	02/20/17 - 11/20/29		66	67,628
Government National Mortgage Assoc.	2.130	%(a)	06/20/23 - 05/20/30		37	38,781
Government National Mortgage Assoc.	3.000%		01/15/45 - 03/15/45		927	973,241
Government National Mortgage Assoc.	3.500%		TBA		28,000	29,719,922
Government National Mortgage Assoc.(k)	3.500%		TBA		38,500	40,918,281
Government National Mortgage Assoc.	3.500%		10/15/40		657	699,414
Government National Mortgage Assoc.	4.500%		02/20/41		5,053	5,496,881
Government National Mortgage Assoc.	5.000%		08/20/39		1,591	1,770,361
Government National Mortgage Assoc.	5.500%		08/15/33		17	19,053
Government National Mortgage Assoc.	6.000%		01/15/33 - 12/15/33		86	98,819
Government National Mortgage Assoc.	6.500%		09/15/32 - 07/15/38		443	509,835
Government National Mortgage Assoc.	8.000%		08/20/31		1	703
Government National Mortgage Assoc.	8.500%		06/15/30 - 08/20/30		8	8,634
Hashemite Kingdom of Jordan Government AID Bond, US Gov’t. Gtd.	3.000%		06/30/25		2,555	2,788,869
Helios Leasing I LLC, US Gov’t. Gtd.	1.480%		12/04/24		3,636	3,593,800
Helios Leasing I LLC, US Gov’t. Gtd.	1.562%		09/28/24		1,931	1,913,748
Helios Leasing I LLC, US Gov’t. Gtd.	2.018%		05/29/24		450	455,386
Israel Government AID Bond, US Gov’t. Gtd.	2.240	%(h)	02/15/26		514	416,905
Israel Government AID Bond, US Gov’t. Gtd.	2.247	%(h)	11/15/26		3,325	2,629,048
Israel Government AID Bond, US Gov’t. Gtd.	5.500%		12/04/23 - 09/18/33		20,549	26,824,544
Israel Government AID Bond Strips Principal, US Gov’t. Gtd.	2.320	%(h)	08/15/23		125	109,388
Israel Government AID Bond Strips Principal, US Gov’t. Gtd.	2.633	%(h)	11/01/24		4,597	3,883,821
Micron Semiconductor Asia Pte Ltd., US Gov’t. Gtd.	1.258%		01/15/19		1,411	1,406,170
New Valley Generation I, Pass-Through Certificates, Sec’d. Notes	7.299%		03/15/19		506	548,329
New Valley Generation IV, Pass-Through Certificates, Sec’d. Notes	4.687%		01/15/22		867	953,335
Overseas Private Investment Corp., US Gov’t. Gtd.	—	%(p)	04/09/20		3,000	3,085,149
Overseas Private Investment Corp., US Gov’t. Gtd.	2.090%		05/15/28		3,000	3,027,600
Penta Aircraft Leasing 2013 LLC, US Gov’t. Gtd.	1.691%		04/29/25		3,928	3,910,693

Petroleos Mexicanos, US Gov’t. Gtd.	1.700%		12/20/22		6,627	6,637,122
Private Export Funding Corp., US Gov’t. Gtd.	2.050%		11/15/22		6,250	6,435,275
Private Export Funding Corp., US Gov’t. Gtd.	2.250%		03/15/20		1,000	1,038,702
Private Export Funding Corp., US Gov’t. Gtd.	2.450%		07/15/24		185	194,213
Private Export Funding Corp., US Gov’t. Gtd.	2.800%		05/15/22		500	534,868
Private Export Funding Corp., US Gov’t. Gtd.	3.250%		06/15/25		3,595	3,990,119
Private Export Funding Corp., US Gov’t. Gtd.	4.300%		12/15/21		3,242	3,711,977
Residual Funding Corp., Strips Principal, Unsec’d. Notes	1.674	%(h)	10/15/20		4,500	4,282,618
Residual Funding Corp., Strips Principal, Unsec’d. Notes	2.793	%(h)	04/15/30		1,480	1,074,348
Residual Funding Corp., Strips Principal, Unsec’d. Notes, PO	2.626	%(h)	01/15/30		14,000	10,133,130
Resolution Funding Corp., Strips Interest, Unsec’d. Notes	2.269	%(h)	10/15/23		256	224,181
Resolution Funding Corp., Strips Interest, Unsec’d. Notes	2.969	%(h)	04/15/30		45	31,815
Resolution Funding Corp., Strips Interest, Unsec’d. Notes	3.000	%(h)	01/15/30		452	322,027
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.250%		09/15/39		635	891,684
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.350%		06/07/21	GBP	6,300	10,021,402
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880%		04/01/36		1,094	1,619,349
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750%		11/01/25		2,459	3,458,473
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125%		05/01/30		13,962	21,742,464
Tennessee Valley Authority Strips Interest, Unsec’d. Notes	1.901	%(h)	07/15/20		300	284,390
Tennessee Valley Authority Strips Interest, Unsec’d. Notes	2.301	%(h)	03/15/27		2,383	1,852,220
Tennessee Valley Authority Strips Interest, Unsec’d. Notes	2.351	%(h)	09/15/27		2,037	1,556,054
Tennessee Valley Authority Strips Interest, Unsec’d. Notes	2.716	%(h)	06/15/29		1,400	986,055
Tennessee Valley Authority Strips Principal, Unsec’d. Notes	2.829	%(h)	11/01/25		17,000	13,816,801
U.S. Department of Housing and Urban Development, US Gov’t. Gtd.	5.450%		08/01/19		1,176	1,191,663

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $460,949,214)						465,516,388

U.S. TREASURY OBLIGATIONS — 4.9%
U.S. Treasury Bonds(l)(m)	2.875%		05/15/43		82,695	94,989,431
U.S. Treasury Bonds	3.000%		11/15/44		9,650	11,337,997
U.S. Treasury Notes(m)	1.125%		06/30/21		32,630	32,768,939
U.S. Treasury Notes	0.750%		02/28/18 - 07/15/19		785	785,516
U.S. Treasury Notes	1.000%		12/31/17 - 09/15/18		2,590	2,603,000
U.S. Treasury Notes(m)	1.000%		03/15/18		16,090	16,177,369
U.S. Treasury Notes	1.125%		07/31/21		32,370	32,509,094
U.S. Treasury Notes	1.250%		07/31/23		135	133,988
U.S. Treasury Notes	1.375%		10/31/20 - 06/30/23		134,690	136,924,870
U.S. Treasury Notes(m)	1.625%		04/30/19		49,280	50,461,932
U.S. Treasury Notes(l)(m)	1.625%		04/30/23		20,635	21,101,702
U.S. Treasury Notes	1.750%		02/28/22		1,825	1,886,167
U.S. Treasury Notes(m)	1.750%		09/30/22		51,000	52,633,581
U.S. Treasury Notes(m)	2.000%		11/30/22		52,105	54,533,197
U.S. Treasury Notes(m)	2.125%		09/30/21		42,005	44,211,901
U.S. Treasury Notes(l)(m)	2.125%		12/31/21		57,945	61,039,147
U.S. Treasury Notes	2.125%		06/30/22 - 12/31/22		62,335	65,723,529
U.S. Treasury Notes	2.250%		11/15/25		385	411,694
U.S. Treasury Notes(m)	2.625%		11/15/20		44,700	47,774,868
U.S. Treasury Strips Coupon	1.793	%(h)	11/15/27		40,000	32,989,320
U.S. Treasury Strips Coupon	1.969	%(h)	02/15/32		40,000	29,870,321

TOTAL U.S. TREASURY OBLIGATIONS (cost $771,939,760)						790,867,563

	Shares
PREFERRED STOCKS — 0.1%
Banking
Citigroup Capital XIII, (Capital Security, fixed to floating preferred) 7.122%(a)	22,000	576,180
State Street Corp., 5.350%(a)	315,000	8,716,050

TOTAL PREFERRED STOCKS (cost $8,425,000)		9,292,230

TOTAL LONG-TERM INVESTMENTS (cost $15,747,592,670)		16,125,374,851

SHORT-TERM INVESTMENTS — 4.7%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund (cost $251,811,960)(n)	26,957,518	250,704,916
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $517,262,927; includes $243,382,029 of cash collateral for securities on loan)(n)(o)	517,262,927	517,262,927

TOTAL SHORT-TERM INVESTMENTS (cost $769,074,887)		767,967,843

TOTAL INVESTMENTS — 103.7% (cost $16,516,667,557)(q)		16,893,342,694
Liabilities in excess of other assets(r) — (3.7)%		(596,952,203)

NET ASSETS — 100.0%		$16,296,390,491

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
AID	Agency for International Development
ARM	Adjustable Rate Mortgage
BABs	Build America Bonds
bps	Basis Points
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMBS	Commercial Mortgage-Backed Security
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind

REMICS	Real Estate Mortgage Investment Conduit Security
SONIA	Sterling Overnight Index Average
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To-Be-Announced
UKRPI	United Kingdom Retail Price Index
USOIS	United States Overnight Index Swap
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
INR	Indian Rupee
ITL	Italian Lira
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2016.
(b)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $232,340,320 and 1.4% of net assets.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $238,431,343; cash collateral of $243,382,029 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(d)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(e)	Indicates a security or securities that have been deemed illiquid.
(f)	Indicates a restricted security; the aggregate original cost of the restricted securities is $236,194,766. The aggregate value, $224,858,499, is approximately 1.4% of net assets.
(g)	Represents issuer in default on interest payments. Non-income producing security.
(h)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(i)	Represents Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(j)	Less than $500 par.
(k)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar principal amount of $75,500,000 is approximately .5% of net assets.
(l)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.

(n)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 — Prudential Core Short-Term Bond Fund.
(o)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(p)	Interest rate not available as of July 31, 2016.
(q)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$16,564,474,864

Appreciation	456,863,091
Depreciation	(127,995,261)

Net Unrealized Appreciation	$328,867,830

The book basis may differ from tax basis due to certain tax-related adjustments.

(r)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at July 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at July 31, 2016	Unrealized Appreciation (Depreciation)(1)
	Long Positions:
48,150	5 Year U.S. Treasury Notes	Sep. 2016	$5,793,012,178	$5,875,052,344	$82,040,166
10,574	10 Year U.S. Treasury Notes	Sep. 2016	1,374,687,736	1,406,837,656	32,149,920
8,795	30 Year U.S. Ultra Treasury Bonds	Sep. 2016	1,562,070,854	1,675,722,344	113,651,490

					227,841,576

	Short Positions:
5,344	2 Year U.S. Treasury Notes	Sep. 2016	1,168,025,827	1,170,336,000	(2,310,173)
108	10 Year U.K. Gilt	Sep. 2016	17,558,627	18,717,046	(1,158,419)
896	20 Year U.S. Treasury Bonds	Sep. 2016	155,644,464	156,296,000	(651,536)

					(4,120,128)

					$223,721,448

A U.S. Government Agency obligation and U.S. Treasury obligations with a combined market value of $102,266,923 have been segregated with JPMorgan Chase to cover requirements for open futures contracts at July 31, 2016.

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2016.

Forward foreign currency exchange contracts outstanding at July 31, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 10/14/16	Bank of America	AUD	15,011	$11,386,200	$11,379,920	$(6,280)
Expiring 10/14/16	Goldman Sachs & Co.	AUD	21,521	16,266,000	16,314,759	48,759
Expiring 10/14/16	JPMorgan Chase	AUD	109,556	83,547,325	83,054,285	(493,040)
Expiring 10/14/16	JPMorgan Chase	AUD	7,327	5,575,600	5,554,576	(21,024)
Expiring 10/14/16	JPMorgan Chase	AUD	7,308	5,575,600	5,540,328	(35,272)
Expiring 10/14/16	JPMorgan Chase	AUD	7,051	5,326,132	5,345,464	19,332
Expiring 10/14/16	JPMorgan Chase	AUD	5,021	3,823,264	3,806,292	(16,972)
Canadian Dollar, Expiring 10/14/16	Bank of America	CAD	14,857	11,386,200	11,382,728	(3,472)
Expiring 10/14/16	Bank of America	CAD	4,756	3,679,896	3,643,788	(36,108)
Expiring 10/14/16	Citigroup Global Markets	CAD	34,535	26,594,533	26,459,705	(134,828)
Expiring 10/14/16	Citigroup Global Markets	CAD	7,199	5,558,500	5,515,785	(42,715)
Expiring 10/14/16	Goldman Sachs & Co.	CAD	7,183	5,575,600	5,503,790	(71,810)
Expiring 10/14/16	JPMorgan Chase	CAD	7,221	5,558,500	5,532,398	(26,102)
Expiring 10/14/16	JPMorgan Chase	CAD	7,176	5,575,600	5,497,993	(77,607)

Expiring 10/14/16	JPMorgan Chase	CAD	4,934	3,823,264	3,780,432	(42,832)
Expiring 10/14/16	JPMorgan Chase	CAD	4,827	3,735,651	3,698,469	(37,182)
Expiring 10/14/16	JPMorgan Chase	CAD	4,827	3,735,653	3,698,439	(37,214)
Colombian Peso, Expiring 08/05/16	Bank of America	COP	4,104,937	1,346,212	1,335,599	(10,613)
Expiring 08/05/16	Goldman Sachs & Co.	COP	6,816,352	2,220,310	2,217,795	(2,515)
Expiring 08/05/16	Goldman Sachs & Co.	COP	5,779,292	1,892,988	1,880,374	(12,614)
Expiring 10/20/16	Citigroup Global Markets	COP	6,919,843	2,223,600	2,217,471	(6,129)
Czech Koruna, Expiring 10/21/16	Citigroup Global Markets	CZK	468,854	19,183,869	19,448,409	264,540
Indian Rupee, Expiring 08/12/16	Citigroup Global Markets	INR	378,067	5,578,803	5,632,321	53,518
Expiring 08/12/16	Hong Kong & Shanghai Bank	INR	462,082	6,834,016	6,883,948	49,932
Japanese Yen, Expiring 10/27/16	Bank of America	JPY	451,784	4,426,470	4,442,765	16,295
Expiring 10/27/16	Bank of America	JPY	435,219	4,264,165	4,279,863	15,698
Expiring 10/27/16	Bank of America	JPY	384,016	3,762,498	3,776,349	13,851
Expiring 10/27/16	Goldman Sachs & Co.	JPY	1,172,258	11,427,963	11,527,774	99,811
Expiring 10/27/16	Goldman Sachs & Co.	JPY	828,549	8,133,000	8,147,808	14,808
Expiring 10/27/16	Goldman Sachs & Co.	JPY	828,549	8,133,000	8,147,808	14,808
Expiring 10/27/16	Goldman Sachs & Co.	JPY	532,546	5,207,612	5,236,963	29,351
Expiring 10/27/16	Goldman Sachs & Co.	JPY	489,447	4,699,126	4,813,134	114,008
Expiring 10/27/16	Goldman Sachs & Co.	JPY	488,615	4,699,127	4,804,956	105,829
Expiring 10/27/16	Goldman Sachs & Co.	JPY	464,092	4,538,223	4,563,802	25,579
Expiring 10/27/16	JPMorgan Chase	JPY	575,663	5,628,697	5,660,964	32,267
Expiring 10/27/16	JPMorgan Chase	JPY	515,708	5,042,470	5,071,377	28,907
Expiring 10/27/16	JPMorgan Chase	JPY	486,341	4,675,748	4,782,595	106,847
Expiring 10/27/16	JPMorgan Chase	JPY	486,258	4,675,748	4,781,777	106,029
Expiring 10/27/16	JPMorgan Chase	JPY	482,218	4,628,991	4,742,048	113,057
Expiring 10/27/16	JPMorgan Chase	JPY	429,108	4,125,660	4,219,775	94,115
Expiring 10/27/16	UBS AG	JPY	626,877	6,126,602	6,164,597	37,995
Malaysian Ringgit, Expiring 09/26/16	Citigroup Global Markets	MYR	21,939	5,355,840	5,371,244	15,404
Expiring 09/26/16	Citigroup Global Markets	MYR	18,832	4,596,049	4,610,577	14,528
Expiring 09/26/16	Citigroup Global Markets	MYR	4,481	1,093,040	1,097,164	4,124
Expiring 09/26/16	JPMorgan Chase	MYR	12,365	3,062,200	3,027,272	(34,928)
Expiring 10/07/16	Citigroup Global Markets	MYR	10,306	2,565,495	2,521,741	(43,754)
Mexican Peso, Expiring 10/14/16	Goldman Sachs & Co.	MXN	123,462	6,676,895	6,531,412	(145,483)
Expiring 10/21/16	Citigroup Global Markets	MXN	184,102	9,717,590	9,731,949	14,359
Expiring 10/21/16	Goldman Sachs & Co.	MXN	361,970	19,341,179	19,134,399	(206,780)
New Taiwanese Dollar, Expiring 09/30/16	Citigroup Global Markets	TWD	299,337	9,300,504	9,387,765	87,261

New Zealand Dollar, Expiring 10/14/16	Bank of America	NZD	8,032	5,662,700	5,780,846	118,146
Expiring 10/14/16	Citigroup Global Markets	NZD	5,116	3,656,490	3,682,022	25,532
Expiring 10/14/16	Goldman Sachs & Co.	NZD	11,307	8,133,000	8,138,380	5,380
Expiring 10/14/16	JPMorgan Chase	NZD	115,605	84,242,550	83,206,472	(1,036,078)
Expiring 10/14/16	JPMorgan Chase	NZD	6,207	4,442,390	4,467,727	25,337
Expiring 10/14/16	JPMorgan Chase	NZD	6,144	4,376,088	4,421,795	45,707
Expiring 10/14/16	JPMorgan Chase	NZD	4,635	3,315,218	3,335,828	20,610
Expiring 10/14/16	UBS AG	NZD	15,813	11,386,200	11,381,153	(5,047)
Expiring 10/14/16	UBS AG	NZD	8,031	5,662,700	5,779,952	117,252
Expiring 10/14/16	UBS AG	NZD	6,208	4,442,392	4,468,397	26,005
Expiring 10/14/16	UBS AG	NZD	5,810	4,144,022	4,181,458	37,436
Norwegian Krone, Expiring 10/21/16	Goldman Sachs & Co.	NOK	120,817	14,104,392	14,321,411	217,019
Philippine Peso, Expiring 08/15/16	BNP Paribas	PHP	148,740	3,185,000	3,154,722	(30,278)
Polish Zloty, Expiring 10/21/16	Bank of America	PLN	2,349	600,471	601,698	1,227
Expiring 10/21/16	Citigroup Global Markets	PLN	32,206	8,075,194	8,249,344	174,150
Expiring 10/21/16	Citigroup Global Markets	PLN	2,351	600,472	602,071	1,599
Russian Ruble, Expiring 10/07/16	Bank of America	RUB	205,344	3,186,100	3,057,680	(128,420)
Expiring 10/07/16	Bank of America	RUB	76,127	1,188,192	1,133,577	(54,615)
Expiring 10/07/16	Bank of America	RUB	56,214	876,433	837,062	(39,371)
Expiring 10/07/16	Bank of America	RUB	53,571	834,697	797,698	(36,999)
Expiring 10/07/16	Citigroup Global Markets	RUB	247,886	3,795,238	3,691,150	(104,088)
Expiring 10/07/16	Citigroup Global Markets	RUB	28,179	439,468	419,595	(19,873)
Expiring 10/07/16	Credit Suisse First Boston Corp.	RUB	819,277	12,695,173	12,199,453	(495,720)
Singapore Dollar, Expiring 09/30/16	Citigroup Global Markets	SGD	20,629	15,279,359	15,379,593	100,234
Expiring 09/30/16	Citigroup Global Markets	SGD	10,986	8,173,666	8,190,352	16,686
Expiring 09/30/16	Citigroup Global Markets	SGD	10,978	8,173,664	8,184,440	10,776
Expiring 09/30/16	Citigroup Global Markets	SGD	8,309	6,167,262	6,194,248	26,986
Expiring 09/30/16	JPMorgan Chase	SGD	10,818	8,051,670	8,064,758	13,088
South African Rand, Expiring 10/13/16	Citigroup Global Markets	ZAR	84,249	5,729,142	5,979,624	250,482
Expiring 10/13/16	Citigroup Global Markets	ZAR	69,513	4,779,082	4,933,745	154,662
Expiring 10/13/16	Citigroup Global Markets	ZAR	69,156	4,764,438	4,908,426	143,989
Expiring 10/13/16	Citigroup Global Markets	ZAR	34,707	2,382,218	2,463,367	81,150

Expiring 10/13/16	Citigroup Global Markets	ZAR	23,445	1,591,400	1,664,039	72,639
Expiring 10/13/16	Goldman Sachs & Co.	ZAR	140,321	9,548,570	9,959,377	410,807
Expiring 10/13/16	Goldman Sachs & Co.	ZAR	34,693	2,382,220	2,462,329	80,109
South Korean Won, Expiring 09/30/16	Citigroup Global Markets	KRW	3,603,479	3,186,100	3,216,098	29,998
Swedish Krona, Expiring 10/21/16	Citigroup Global Markets	SEK	138,526	16,266,000	16,256,359	(9,641)
Expiring 10/21/16	Citigroup Global Markets	SEK	69,343	8,133,000	8,137,600	4,600
Expiring 10/21/16	Goldman Sachs & Co.	SEK	46,323	5,449,109	5,436,114	(12,995)
Expiring 10/21/16	Goldman Sachs & Co.	SEK	45,645	5,367,780	5,356,585	(11,195)
Expiring 10/21/16	UBS AG	SEK	46,361	5,449,111	5,440,615	(8,496)
Swiss Franc, Expiring 10/27/16	Citigroup Global Markets	CHF	6,286	6,506,400	6,518,062	11,662
Expiring 10/27/16	Citigroup Global Markets	CHF	4,043	4,184,917	4,192,418	7,501
Expiring 10/27/16	Citigroup Global Markets	CHF	4,041	4,184,916	4,190,859	5,943
Expiring 10/27/16	Citigroup Global Markets	CHF	4,021	4,164,095	4,170,009	5,914
Expiring 10/27/16	Citigroup Global Markets	CHF	3,981	4,122,456	4,128,311	5,855
Expiring 10/27/16	JPMorgan Chase	CHF	5,030	5,205,119	5,215,944	10,825
Expiring 10/27/16	JPMorgan Chase	CHF	4,023	4,164,094	4,171,631	7,537
Thai Baht, Expiring 10/21/16	Citigroup Global Markets	THB	543,259	15,604,170	15,575,388	(28,782)
Turkish Lira, Expiring 08/19/16	JPMorgan Chase	TRY	45,127	14,826,620	15,036,819	210,199

				$774,788,366	$775,239,547	451,181

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)(1)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 08/19/16	Citigroup Global Markets	AUD	8,531	$6,371,420	$6,467,106	$(95,686)
Expiring 10/14/16	Citigroup Global Markets	AUD	6,868	5,122,623	5,206,624	(84,001)
Expiring 10/14/16	Citigroup Global Markets	AUD	6,832	5,097,136	5,179,448	(82,312)
Expiring 10/14/16	Citigroup Global Markets	AUD	6,823	5,097,136	5,172,272	(75,136)
Expiring 10/14/16	Citigroup Global Markets	AUD	6,765	5,046,164	5,128,223	(82,059)
Expiring 10/14/16	JPMorgan Chase	AUD	6,869	5,122,621	5,207,264	(84,643)
Expiring 10/14/16	JPMorgan Chase	AUD	5,826	4,340,527	4,416,849	(76,322)
Expiring 10/14/16	JPMorgan Chase	AUD	5,825	4,340,529	4,415,725	(75,196)

Expiring 10/14/16	JPMorgan Chase	AUD	5,741	4,275,744	4,351,908	(76,164)
Expiring 10/14/16	JPMorgan Chase	AUD	4,533	3,366,407	3,436,542	(70,135)
Expiring 10/14/16	JPMorgan Chase	AUD	4,527	3,366,408	3,432,162	(65,754)
Expiring 10/14/16	JPMorgan Chase	AUD	3,879	2,885,493	2,940,710	(55,217)
British Pound, Expiring 10/27/16	JPMorgan Chase	GBP	143,562	188,946,491	190,292,825	(1,346,334)
Canadian Dollar, Expiring 10/14/16	JPMorgan Chase	CAD	8,554	6,478,400	6,554,040	(75,640)
Expiring 10/14/16	JPMorgan Chase	CAD	7,173	5,419,999	5,495,660	(75,661)
Expiring 10/14/16	JPMorgan Chase	CAD	7,168	5,419,998	5,492,217	(72,219)
Expiring 10/14/16	JPMorgan Chase	CAD	7,066	5,339,103	5,413,856	(74,753)
Expiring 10/14/16	JPMorgan Chase	CAD	6,396	4,845,140	4,900,808	(55,668)
Expiring 10/14/16	JPMorgan Chase	CAD	5,411	4,098,206	4,145,826	(47,620)
Expiring 10/14/16	JPMorgan Chase	CAD	5,150	3,895,493	3,945,435	(49,942)
Expiring 10/14/16	JPMorgan Chase	CAD	5,146	3,895,491	3,942,881	(47,390)
Expiring 10/14/16	JPMorgan Chase	CAD	5,126	3,876,112	3,927,409	(51,297)
Expiring 10/14/16	JPMorgan Chase	CAD	5,125	3,876,112	3,926,637	(50,525)
Expiring 10/14/16	JPMorgan Chase	CAD	5,075	3,837,352	3,888,665	(51,313)
Chinese Renminbi, Expiring 10/27/16	Hong Kong & Shanghai Bank	CNH	175,309	26,095,170	26,275,187	(180,017)
Colombian Peso, Expiring 08/05/16	Citigroup Global Markets	COP	20,932,731	6,826,818	6,810,757	16,061
Expiring 08/05/16	Citigroup Global Markets	COP	18,067,059	5,881,631	5,878,371	3,260
Expiring 08/05/16	Citigroup Global Markets	COP	3,371,503	1,097,048	1,096,966	82
Euro, Expiring 10/07/16	Citigroup Global Markets	EUR	2,316	2,565,495	2,596,984	(31,489)
Expiring 10/14/16	JPMorgan Chase	EUR	78,131	86,938,227	87,635,769	(697,542)
Expiring 10/27/16	Barclays Capital Group	EUR	166,291	183,550,153	186,622,355	(3,072,202)
Hungarian Forint, Expiring 10/21/16	Citigroup Global Markets	HUF	2,994,229	10,460,443	10,766,935	(306,492)
Indian Rupee, Expiring 08/12/16	Bank of America	INR	344,255	5,032,962	5,128,594	(95,632)
Expiring 08/12/16	Bank of America	INR	213,851	3,186,100	3,185,883	217
Expiring 08/12/16	Citigroup Global Markets	INR	250,088	3,690,785	3,725,724	(34,939)
Japanese Yen, Expiring 10/27/16	Citigroup Global Markets	JPY	10,367,927	98,231,825	101,956,360	(3,724,535)
Expiring 10/27/16	Citigroup Global Markets	JPY	122,532	1,173,891	1,204,961	(31,070)
New Taiwanese Dollar, Expiring 09/30/16	UBS AG	TWD	311,543	9,690,300	9,770,582	(80,282)
New Zealand Dollar, Expiring 10/14/16	Bank of America	NZD	6,868	4,802,454	4,943,156	(140,702)
Expiring 10/14/16	Bank of America	NZD	5,622	3,974,750	4,046,418	(71,668)
Expiring 10/14/16	Bank of America	NZD	5,622	3,974,750	4,046,350	(71,600)

Expiring 10/14/16	Bank of America	NZD	5,597	4,014,428	4,028,616	(14,188)
Expiring 10/14/16	Bank of America	NZD	5,329	3,823,264	3,835,231	(11,967)
Expiring 10/14/16	Bank of America	NZD	4,624	3,212,776	3,327,978	(115,202)
Expiring 10/14/16	Citigroup Global Markets	NZD	6,758	4,730,773	4,864,255	(133,482)
Expiring 10/14/16	Citigroup Global Markets	NZD	5,340	3,823,264	3,843,529	(20,265)
Expiring 10/14/16	Citigroup Global Markets	NZD	4,628	3,212,776	3,331,118	(118,342)
Expiring 10/14/16	Goldman Sachs & Co.	NZD	14,823	10,306,849	10,668,610	(361,761)
Expiring 10/14/16	Goldman Sachs & Co.	NZD	6,678	4,779,080	4,806,633	(27,553)
Expiring 10/14/16	Goldman Sachs & Co.	NZD	5,597	4,014,427	4,028,564	(14,137)
Expiring 10/14/16	Goldman Sachs & Co.	NZD	4,559	3,164,825	3,281,287	(116,462)
Expiring 10/14/16	JPMorgan Chase	NZD	7,535	5,326,131	5,423,539	(97,408)
Expiring 10/14/16	JPMorgan Chase	NZD	7,430	5,246,637	5,347,872	(101,235)
Expiring 10/14/16	JPMorgan Chase	NZD	6,858	4,802,453	4,935,729	(133,276)
Expiring 10/14/16	JPMorgan Chase	NZD	6,834	4,778,560	4,918,730	(140,170)
Expiring 10/14/16	JPMorgan Chase	NZD	6,828	4,778,560	4,914,745	(136,185)
Expiring 10/14/16	JPMorgan Chase	NZD	6,753	4,802,974	4,860,106	(57,132)
Expiring 10/14/16	JPMorgan Chase	NZD	6,750	4,802,976	4,858,271	(55,295)
Expiring 10/14/16	JPMorgan Chase	NZD	6,724	4,779,080	4,839,520	(60,440)
Expiring 10/14/16	JPMorgan Chase	NZD	6,700	4,779,080	4,822,415	(43,335)
Expiring 10/14/16	JPMorgan Chase	NZD	6,649	4,731,290	4,785,235	(53,945)
Expiring 10/14/16	JPMorgan Chase	NZD	4,797	3,440,937	3,452,352	(11,415)
Norwegian Krone, Expiring 10/21/16	Citigroup Global Markets	NOK	34,761	4,049,000	4,120,491	(71,491)
Expiring 10/21/16	Citigroup Global Markets	NOK	34,754	4,049,000	4,119,666	(70,666)
Singapore Dollar, Expiring 09/30/16	Citigroup Global Markets	SGD	6,520	4,794,800	4,860,868	(66,068)
Expiring 09/30/16	Citigroup Global Markets	SGD	5,284	3,902,500	3,939,581	(37,081)
Expiring 09/30/16	Citigroup Global Markets	SGD	5,283	3,902,500	3,938,767	(36,267)
Expiring 09/30/16	Citigroup Global Markets	SGD	4,531	3,345,000	3,378,081	(33,081)
Expiring 09/30/16	JPMorgan Chase	SGD	6,517	4,794,800	4,858,708	(63,908)
South African Rand, Expiring 10/13/16	Citigroup Global Markets	ZAR	613,431	42,142,661	43,538,685	(1,396,024)
South Korean Won, Expiring 09/30/16	Citigroup Global Markets	KRW	4,422,145	3,868,894	3,946,756	(77,862)
Swedish Krona, Expiring 10/21/16	Citigroup Global Markets	SEK	34,143	3,982,150	4,006,813	(24,663)
Expiring 10/21/16	Goldman Sachs & Co.	SEK	34,155	3,982,150	4,008,221	(26,071)
Expiring 10/21/16	Goldman Sachs & Co.	SEK	28,990	3,366,408	3,402,065	(35,657)
Expiring 10/21/16	JPMorgan Chase	SEK	158,563	18,488,521	18,607,740	(119,219)
Expiring 10/21/16	UBS AG	SEK	29,062	3,366,407	3,410,460	(44,053)
Expiring 10/21/16	UBS AG	SEK	24,834	2,885,493	2,914,268	(28,775)

Swiss Franc, Expiring 10/27/16	Citigroup Global Markets	CHF	14,678	14,962,924	15,220,765	(257,841)
Expiring 10/27/16	Citigroup Global Markets	CHF	4,007	4,065,000	4,155,172	(90,172)
Expiring 10/27/16	Citigroup Global Markets	CHF	3,985	4,044,775	4,132,653	(87,878)
Expiring 10/27/16	JPMorgan Chase	CHF	38,650	39,399,763	40,079,190	(679,427)
Expiring 10/27/16	JPMorgan Chase	CHF	4,005	4,064,999	4,153,207	(88,208)
Expiring 10/27/16	JPMorgan Chase	CHF	3,948	4,004,326	4,094,124	(89,798)
Turkish Lira, Expiring 08/19/16	Citigroup Global Markets	TRY	10,801	3,584,900	3,598,814	(13,914)
Expiring 08/19/16	Citigroup Global Markets	TRY	6,488	2,168,645	2,161,777	6,868
Expiring 08/19/16	Citigroup Global Markets	TRY	3,501	1,170,146	1,166,635	3,511
Expiring 08/19/16	Goldman Sachs & Co.	TRY	13,894	4,695,250	4,629,647	65,603

				$1,041,965,059	$1,058,589,933	(16,624,874)

						$(16,173,693)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2016.

Cross currency exchange contracts outstanding at July 31, 2016:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)(1)	Counterparty
OTC cross currency exchange contracts:
10/21/16	Buy	CHF	3,918	NOK	34,379	$(14,196)	JPMorgan Chase
10/21/16	Buy	CHF	3,957	NOK	34,696	(10,770)	Goldman Sachs & Co.
10/21/16	Buy	CHF	3,977	NOK	35,097	(37,812)	Goldman Sachs & Co.
10/21/16	Buy	EUR	4,835	SEK	46,264	(4,078)	Bank of America
10/21/16	Buy	EUR	4,909	SEK	46,918	1,350	Bank of America
10/21/16	Buy	EUR	5,339	NOK	50,779	(29,342)	Citigroup Global Markets
10/21/16	Buy	EUR	5,259	NOK	50,062	(33,748)	Citigroup Global Markets
10/21/16	Buy	EUR	4,397	NOK	41,845	(26,927)	Goldman Sachs & Co.
10/21/16	Buy	EUR	5,339	NOK	50,803	(32,245)	Goldman Sachs & Co.
10/21/16	Buy	NOK	68,784	EUR	7,280	(14,993)	Citigroup Global Markets
10/21/16	Buy	NOK	68,713	EUR	7,280	(23,402)	Goldman Sachs & Co.
10/27/16	Buy	CHF	5,558	GBP	4,326	28,888	Bank of America
10/27/16	Buy	CHF	5,556	GBP	4,326	27,057	Bank of America
10/27/16	Buy	CHF	5,286	GBP	4,130	6,767	Citigroup Global Markets
10/27/16	Buy	EUR	4,862	GBP	4,082	45,400	JPMorgan Chase
10/27/16	Buy	EUR	4,936	CHF	5,389	(49,295)	Citigroup Global Markets
10/27/16	Buy	EUR	4,936	GBP	4,146	43,092	JPMorgan Chase
10/27/16	Buy	EUR	4,936	GBP	4,143	47,684	JPMorgan Chase
10/27/16	Buy	EUR	4,862	CHF	5,307	(47,319)	Bank of America
10/27/16	Buy	EUR	4,936	CHF	5,388	(47,816)	Citigroup Global Markets
10/27/16	Buy	EUR	10,950	GBP	9,258	17,966	UBS AG
10/27/16	Buy	EUR	10,950	GBP	9,257	18,445	JPMorgan Chase

						$(135,294)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of July 31, 2016.

Interest rate swap agreements outstanding at July 31, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
GBP	6,530	07/26/26	2.950%	UKRPI(2)	$3,663	$—	$3,663	BNP Paribas
GBP	1,575	07/26/46	2.950%	UKRPI(1)	—	—	—	BNP Paribas
MXN	208,000	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	118,014	—	118,014	Credit Suisse First Boston Corp.
MXN	163,300	11/09/18	5.410%	28 Day Mexican Interbank Rate(2)	(22,947)	—	(22,947)	Deutsche Bank AG
ZAR	20,000	09/03/33	8.970%	3 Month JIBAR(2)	127,655	—	127,655	Hong Kong & Shanghai Bank

					$226,385	$—	$226,385

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2016	Unrealized Appreciation (Depreciation)(6)
Centrally cleared swap agreements:
EUR	38,000	08/04/16	0.078%	1 Day EONIA(1)	$20,867	$(136,298)	$(157,165)
EUR	9,900	08/01/19	0.346%	1 Day EONIA(1)	22,291	(339,983)	(362,274)
EUR	34,300	06/20/24	(0.050)%	1 Day EONIA(1)	(9,618)	(459,530)	(449,912)
EUR	29,730	02/23/26	0.324%	1 Day EONIA(1)	(4,460)	(1,253,329)	(1,248,869)
EUR	85,310	05/09/31	1.587%	6 Month EURIBOR(2)	32,167	3,899,436	3,867,269
EUR	6,450	06/28/32	0.785%	6 Month EURIBOR(2)	2,097	213,282	211,185
EUR	9,700	10/26/35	1.248%	1 Day EONIA(1)	(19,401)	(1,704,811)	(1,685,410)
EUR	4,775	03/04/36	0.865%	1 Day EONIA(1)	(2,260)	(411,499)	(409,239)
EUR	2,200	04/11/36	0.962%	6 Month EURIBOR(1)	(1,388)	(134,263)	(132,875)
EUR	53,620	05/09/46	1.357%	6 Month EURIBOR(1)	(29,590)	(3,899,518)	(3,869,928)
GBP	25,500	02/23/21	0.639%	1 Day SONIA(1)	6,926	(733,536)	(740,462)
GBP	3,000	06/07/21	1.620%	1 Day SONIA(1)	27,848	(281,567)	(309,415)
GBP	12,860	09/07/25	1.477%	6 Month Sterling LIBOR(2)	(2,550)	1,083,986	1,086,536
GBP	14,630	07/15/26	3.050%	UKRPI(2)	1,235	246,386	245,151
GBP	3,335	07/15/46	3.090%	UKRPI(1)	(1,404)	(338,942)	(337,538)
JPY	1,660,000	04/01/26	— (3)	—(3)	1,389	6,143	4,754
MXN	931,200	02/09/18	4.630%	28 Day Mexican Interbank Rate(2)	(63,745)	(561,972)	(498,227)
MXN	185,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(2)	(96,912)	(41,628)	55,284
MXN	159,300	08/20/19	5.110%	28 Day Mexican Interbank Rate(2)	(55,033)	(143,355)	(88,322)
MXN	295,100	02/06/20	5.310%	28 Day Mexican Interbank Rate(2)	(33,154)	(230,674)	(197,520)
MXN	425,000	06/24/21	5.520%	28 Day Mexican Interbank Rate(2)	3,087	(362,558)	(365,645)
MXN	108,800	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	(111,566)	124,550	236,116
MXN	175,900	08/13/24	6.120%	28 Day Mexican Interbank Rate(2)	(67,727)	15,049	82,776
MXN	250,000	12/24/24	6.010%	28 Day Mexican Interbank Rate(2)	(11,794)	(99,554)	(87,760)
MXN	311,700	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	193,917	(374,737)	(568,654)
MXN	46,600	07/27/34	6.720%	28 Day Mexican Interbank Rate(2)	2,191	29,297	27,106
	1,502,000	12/31/21	1.556%	3 Month LIBOR(1)	(445,517)	(38,264,421)	(37,818,903)
	953,800	05/31/22	2.237%	3 Month LIBOR(1)	(992,534)	(61,607,272)	(60,614,738)
	696,950	05/31/22	1.741%	3 Month LIBOR(1)	4,882,980	(25,249,421)	(30,132,401)
	677,300	08/31/22	2.013%	3 Month LIBOR(1)	(2,037,979)	(36,085,213)	(34,047,235)
	230,700	08/31/22	1.788%	3 Month LIBOR(1)	1,395	(9,190,566)	(9,191,961)
	193,200	11/30/22	1.982%	3 Month LIBOR(1)	1,194	(10,083,822)	(10,085,016)
	138,600	12/31/22	1.409%	3 Month LIBOR(1)	907	(2,325,382)	(2,326,289)

	133,800	12/31/22	1.416%	3 Month LIBOR(1)	881	(2,304,534)	(2,305,415)
	107,800	12/31/22	1.405%	3 Month LIBOR(1)	739	(1,781,878)	(1,782,617)
	75,200	12/31/22	1.406%	3 Month LIBOR(1)	561	(1,249,962)	(1,250,523)
	72,000	12/31/22	1.495%	3 Month LIBOR(1)	543	(1,598,144)	(1,598,687)
	42,000	12/31/22	1.412%	3 Month LIBOR(1)	379	(711,786)	(712,165)
	3,750	12/31/22	1.480%	3 Month LIBOR(1)	170	(79,729)	(79,899)
	105,000	04/05/23	1.424%	3 Month LIBOR(1)	723	(1,810,228)	(1,810,951)
	160,365	05/31/23	1.578%	3 Month LIBOR(1)	(302,380)	(4,119,804)	(3,817,424)
	126,600	05/31/23	1.588%	3 Month LIBOR(1)	841	(3,331,489)	(3,332,330)
	112,765	05/31/23	1.394%	3 Month LIBOR(1)	765	(1,544,203)	(1,544,968)
	112,765	05/31/23	1.395%	3 Month LIBOR(1)	766	(1,552,195)	(1,552,961)
	111,950	05/31/23	1.513%	3 Month LIBOR(1)	761	(2,399,443)	(2,400,204)
	107,725	05/31/23	1.578%	3 Month LIBOR(1)	738	(2,767,473)	(2,768,211)
	64,340	05/31/23	1.584%	3 Month LIBOR(1)	501	(1,675,853)	(1,676,354)
	250,000	06/02/23	1.540%	3 Month LIBOR(1)	1,965	(6,142,784)	(6,144,749)
	182,768	08/02/23	— (4)	—(4)	6,375	—	(6,375)
	182,060	08/02/23	— (5)	—(5)	1,144	—	(1,144)
	223,095	11/15/41	1.869%	3 Month LIBOR(1)	707,338	(7,380,053)	(8,087,391)
ZAR	783,700	08/26/20	7.855%	3 Month JIBAR(2)	(171,463)	363,239	534,702
ZAR	85,100	11/14/23	8.190%	3 Month JIBAR(2)	(79,236)	73,929	153,165
ZAR	140,000	01/08/25	7.540%	3 Month JIBAR(2)	29,206	(295,298)	(324,504)
ZAR	25,100	01/12/25	7.430%	3 Month JIBAR(2)	8,072	(65,375)	(73,447)
ZAR	152,500	01/13/25	7.440%	3 Month JIBAR(2)	47,591	(390,267)	(437,858)
ZAR	60,700	01/13/25	7.430%	3 Month JIBAR(2)	19,588	(158,042)	(177,630)
ZAR	117,800	01/11/26	9.330%	3 Month JIBAR(2)	43,959	715,410	671,451
ZAR	115,400	01/11/26	9.330%	3 Month JIBAR(2)	43,064	700,835	657,771

					$1,577,450	$(228,200,849)	$(229,778,299)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	Fund pays the floating rate of 3 Month JPY LIBOR plus 0.875 bps and receives the floating rate of 6 Month JPY LIBOR.
(4)	Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.5 bps.
(5)	Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.25 bps.
(6)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2016.

Credit default swap agreements outstanding at July 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)(b):
Ameriquest Home Equity	08/30/16	1.500%	7,445	$932	$—	$932	Goldman Sachs & Co.
Bank of America Prime Mortgage	08/30/16	1.500%	10,939	1,368	—	1,368	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	08/30/16	1.500%	1,942	243	—	243	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities Trust	08/30/16	1.500%	6,978	872	—	872	Goldman Sachs & Co.
Chase Mortgage	08/30/16	1.500%	6,727	841	—	841	Goldman Sachs & Co.
Chase Mortgage	08/30/16	1.500%	2,430	304	—	304	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	08/22/16	1.500%	4,782	6,971	—	6,971	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust, Inc.	08/30/16	1.500%	2,173	272	—	272	Goldman Sachs & Co.
Citigroup Mortgage Loan Trust, Inc.	08/30/16	1.500%	2,298	287	—	287	Goldman Sachs & Co.

COMM Mortgage Trust	08/22/16	1.500%	1,006	1,466	—	1,466	Goldman Sachs & Co.
COMM Mortgage Trust	08/22/16	1.500%	6,104	8,898	—	8,898	Goldman Sachs & Co.
COMM Mortgage Trust	08/22/16	1.500%	6,482	9,449	—	9,449	Goldman Sachs & Co.
COMM Mortgage Trust	08/22/16	1.500%	4,279	6,237	—	6,237	Goldman Sachs & Co.
COMM Mortgage Trust	08/22/16	1.500%	1,572	2,292	—	2,292	Goldman Sachs & Co.
Commercial Mortgage Pass Through-Certificate	08/22/16	1.500%	1,320	1,925	—	1,925	Goldman Sachs & Co.
Federal Home Loan Mortgage Corporation	08/02/16	1.500%	1,692	2,538	—	2,538	Goldman Sachs & Co.
Federal Home Loan Mortgage Corporation	08/02/16	1.500%	20,059	29,943	—	29,943	Goldman Sachs & Co.
Federal Home Loan Mortgage Corporation	08/02/16	1.500%	5,955	8,889	—	8,889	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/22/16	1.500%	6,041	8,807	—	8,807	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/22/16	1.500%	2,265	3,301	—	3,301	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/22/16	1.500%	1,257	1,833	—	1,833	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/22/16	1.500%	1,572	2,292	—	2,292	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/22/16	1.500%	18,253	26,607	—	26,607	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/22/16	1.500%	5,286	7,705	—	7,705	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/22/16	1.500%	3,586	5,228	—	5,228	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/22/16	1.500%	2,768	4,035	—	4,035	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	08/22/16	1.500%	3,146	4,586	—	4,586	Goldman Sachs & Co.
Lehman Home Equity	08/30/16	1.500%	6,192	774	—	774	Goldman Sachs & Co.
LNR CDO Ltd.	08/11/16	1.500%	27,859	39,050	(3,482)	42,532	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/22/16	1.500%	6,356	9,265	—	9,265	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/22/16	1.500%	880	1,283	—	1,283	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/22/16	1.500%	1,195	1,741	—	1,741	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/22/16	1.500%	1,383	2,017	—	2,017	Goldman Sachs & Co.
Morgan Stanley Home Equity	08/30/16	1.500%	4,179	522	—	522	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	08/22/16	1.500%	880	1,282	—	1,282	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	08/22/16	1.500%	6,734	9,816	—	9,816	Goldman Sachs & Co.
WMC Home Equity	08/30/16	1.500%	7,592	949	—	949	Goldman Sachs & Co.

				$214,820	$(3,482)	$218,302

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at July 31, 2016(5)	Fair Value(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate issues—Buy Protection(1):
American International Group, Inc.	03/20/18	3.700%	1,300	0.293%	$(78,270)	$—	$(78,270)	Deutsche Bank AG
R.R. Donnelley & Sons Co.	09/20/16	1.000%	1,800	0.349%	(3,821)	92,285	(96,106)	JPMorgan Chase

					$(82,091)	$92,285	$(174,376)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at July 31, 2016(5)	Fair Value(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate issues—Sell Protection(2):
Husky Energy Inc.	06/20/20	1.000%	13,690	1.984%	$(481,706)	$(563,759)	$82,053	Morgan Stanley

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Fair Value(3)(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	27,000	$(321,679)	$315,791	$(637,470)	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%	18,000	(214,454)	(25,501)	(188,953)	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%	18,000	(214,453)	(11,250)	(203,203)	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%	44,500	(530,175)	(2,723,918)	2,193,743	Credit Suisse First Boston Corp.

				$(1,280,761)	$(2,444,878)	$1,164,117

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at July 31, 2016(5)	Fair Value(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on sovereign issues—Sell Protection(2):
Federative Republic of Brazil	09/20/16	1.000%	10,000	0.619%	$17,260	$8,176	$9,084	Deutsche Bank AG
Kingdom of Belgium	12/20/24	1.000%	5,000	0.676%	133,372	8,073	125,299	JPMorgan Chase
Kingdom of Spain	12/20/20	1.000%	99,235	0.818%	885,657	(22,052)	907,709	JPMorgan Chase
People’s Republic of China	03/20/22	1.000%	20,000	1.238%	(230,730)	(315,815)	85,085	Deutsche Bank AG
Petroleo Brasileiro SA	06/20/18	1.000%	29,510	3.339%	(1,234,470)	(2,262,672)	1,028,202	Morgan Stanley
Republic of Ireland	06/20/23	1.000%	13,000	0.926%	77,542	176,252	(98,710)	Goldman Sachs & Co.
Republic of Italy	09/20/20	1.000%	29,050	1.232%	(233,703)	134,779	(368,482)	JPMorgan Chase
Republic of Italy	09/20/20	1.000%	15,500	1.232%	(124,695)	44,649	(169,344)	JPMorgan Chase
Republic of Italy	12/20/18	1.000%	10,000	1.269%	(101,117)	71,447	(172,564)	JPMorgan Chase
Republic of Italy	06/20/21	1.000%	25,000	1.331%	(354,391)	(331,366)	(23,025)	JPMorgan Chase
Republic of Italy	06/20/17	1.000%	10,000	0.538%	53,078	51,691	1,387	Goldman Sachs & Co.

					$(1,112,197)	$(2,436,838)	$1,324,641

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Implied Credit Spread at July 31, 2016(5)	Fair Value(3)(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Buy Protection(1)*:
CDX.EM.25.V1	06/20/21	1.000%	20,000	N/A	$1,439,832	$(31,111)	$1,470,943	Deutsch Bank AG
CDX.EM.25.V1	06/20/21	1.000%	50,000	N/A	3,599,580	(51,389)	3,650,969	Deutsch Bank AG

					$5,039,412	$(82,500)	$5,121,912

OTC packaged credit default swaps on sovereign issues—Sell Protection(2)*:
Federation of Malaysia	06/20/21	1.000%	1,500	1.264%	$(16,787)	$(1,458)	$(15,329)	Deutsche Bank AG
Federation of Malaysia	06/20/21	1.000%	600	1.264%	(6,715)	(267)	(6,448)	Deutsche Bank AG
Federation of Russian	06/20/21	1.000%	6,500	2.367%	(399,115)	(6,319)	(392,796)	Deutsche Bank AG
Federation of Russian	06/20/21	1.000%	2,600	2.367%	(159,646)	(1,155)	(158,491)	Deutsche Bank AG
Federative Republic of Brazil	06/20/21	1.000%	5,500	2.871%	(460,033)	(5,347)	(454,686)	Deutsche Bank AG
Federative Republic of Brazil	06/20/21	1.000%	2,200	2.871%	(184,013)	(978)	(183,035)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%	2,000	1.109%	(7,853)	(1,944)	(5,909)	Deutsche Bank AG
People’s Republic of China	06/20/21	1.000%	800	1.109%	(3,141)	(355)	(2,786)	Deutsche Bank AG
Republic of Chile	06/20/21	1.000%	2,000	0.858%	15,759	(1,944)	17,703	Deutsche Bank AG
Republic of Chile	06/20/21	1.000%	800	0.858%	6,305	(356)	6,661	Deutsche Bank AG
Republic of Colombia	06/20/21	1.000%	3,500	1.962%	(151,412)	(3,403)	(148,009)	Deutsche Bank AG
Republic of Colombia	06/20/21	1.000%	1,400	1.962%	(60,565)	(622)	(59,943)	Deutsche Bank AG
Republic of Indonesia	06/20/21	1.000%	3,500	1.608%	(94,345)	(3,404)	(90,941)	Deutsche Bank AG
Republic of Indonesia	06/20/21	1.000%	1,400	1.608%	(37,738)	(622)	(37,116)	Deutsche Bank AG
Republic of Panama	06/20/21	1.000%	1,500	1.503%	(33,439)	(1,458)	(31,981)	Deutsche Bank AG
Republic of Panama	06/20/21	1.000%	600	1.503%	(13,376)	(268)	(13,108)	Deutsche Bank AG
Republic of Peru	06/20/21	1.000%	2,500	1.261%	(27,811)	(2,431)	(25,380)	Deutsche Bank AG
Republic of Peru	06/20/21	1.000%	1,000	1.261%	(11,124)	(444)	(10,680)	Deutsche Bank AG
Republic of Philippines	06/20/21	1.000%	2,000	1.012%	1,211	(1,944)	3,155	Deutsche Bank AG
Republic of Philippines	06/20/21	1.000%	800	1.012%	484	(356)	840	Deutsche Bank AG
Republic of South Africa	06/20/21	1.000%	4,000	2.498%	(268,663)	(3,889)	(264,774)	Deutsche Bank AG
Republic of South Africa	06/20/21	1.000%	1,600	2.498%	(107,465)	(711)	(106,754)	Deutsche Bank AG
Republic of Turkey	06/20/21	1.000%	7,000	2.715%	(535,470)	(6,805)	(528,665)	Deutsche Bank AG
Republic of Turkey	06/20/21	1.000%	2,800	2.715%	(214,188)	(1,244)	(212,944)	Deutsche Bank AG
Republic of Venezuela Bolivarian	06/20/21	1.000%	2,500	42.307%	(1,586,017)	(2,431)	(1,583,586)	Deutsche Bank AG
Republic of Venezuela Bolivarian	06/20/21	1.000%	1,000	42.307%	(634,407)	(445)	(633,962)	Deutsche Bank AG
United Mexican States Mexico	06/20/21	1.000%	6,000	1.511%	(136,159)	(5,833)	(130,326)	Deutsche Bank AG
United Mexican States Mexico	06/20/21	1.000%	2,400	1.511%	(54,464)	(1,067)	(53,397)	Deutsche Bank AG

					$(5,180,187)	$(57,500)	$(5,122,687)

*	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The fund bought protection on an Emerging Market CDX Index and sold protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at July 31, 2016(3)	Unrealized Appreciation (Depreciation)(6)
Centrally cleared credit default swaps on corporate issues—Sell Protection(2):
American International Group, Inc.	12/20/20	1.000%	35,530	$513,763	$428,065	$(85,698)
Anadarko Petroleum Corp.	06/20/21	1.000%	23,015	(1,735,106)	(1,924,997)	(189,891)
AT&T, Inc.	06/20/21	1.000%	53,920	388,604	534,832	146,228
Barrick Gold Corp.	06/20/21	1.000%	20,265	(526,871)	(204,089)	322,782
CIT Group, Inc.	06/20/18	5.000%	73,015	4,667,017	5,319,946	652,929
Devon Energy Corp.	06/20/20	1.000%	5,785	(477,430)	(296,163)	181,267
Eastman Chemical Co.	06/20/21	1.000%	34,085	327,901	126,183	(201,718)
Ford Motor Co.	06/20/21	5.000%	98,740	17,176,358	16,498,072	(678,286)
General Motors Co.	06/20/19	5.000%	25,315	2,849,717	2,801,586	(48,131)
Time Warner, Inc.	06/20/21	1.000%	6,865	109,435	142,984	33,549
Viacom, Inc.	06/20/20	1.000%	30,740	854	206,388	205,534

				$23,294,242	$23,632,807	$338,565

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at July 31, 2016(3)	Unrealized Appreciation (Depreciation)(6)
Centrally cleared credit default swap on credit indices—Buy Protection(1):
CDX.NA.HY.26.V1	06/20/21	5.000%	40,000	$(1,321,556)	$(1,760,000)	$(438,444)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(4)	Value at Trade Date	Value at July 31, 2016(3)	Unrealized Appreciation (Depreciation)(6)
Centrally cleared credit default swap on credit indices—Sell Protection(2):
CDX.NA.HY.25.V2	12/20/20	5.000%	39,600	$1,504,800	$1,937,969	$433,169

U.S. Treasury obligations with a combined market value of $333,256,677 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at July 31, 2016.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	The fair value of credit default swap agreements on credit indices, asset-backed securities and centrally cleared corporate and/or sovereign issues serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of OTC credit default swap agreements on corporate issues or sovereign issues of the emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of July 31, 2016.

Currency swap agreements outstanding at July 31, 2016:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value(1)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
1,205	3 Month LIBOR	JPY	120,000	3 Month JPY LIBOR minus 54.00 bps	Barclays Capital Group	10/12/16	$28,414	$—	$28,414
4,243	3 Month LIBOR	EUR	3,600	3 Month EURIBOR minus 21.25 bps	Citigroup Global Markets	01/16/17	227,578	—	227,578
3,758	3 Month LIBOR	EUR	3,240	3 Month EURIBOR minus 24.50 bps	Citigroup Global Markets	01/16/17	143,496	—	143,496
2,247	3 Month LIBOR plus 432 bps	JPY	175,000	3.450%	Citigroup Global Markets	03/24/17	540,873	53,984	486,889

1,969	3 Month LIBOR plus 208 bps	EUR	1,610	4.250%	Citigroup Global Markets	07/14/17	119,945	(182,593)	302,538
3,030	3 Month LIBOR plus 220 bps	EUR	2,485	4.250%	Citigroup Global Markets	07/14/17	179,926	(258,836)	438,762
16,667	3 Month LIBOR	JPY	1,700,000	3 Month JPY LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	(30,600)	—	(30,600)
5,141	3 Month LIBOR	EUR	4,470	3 Month EURIBOR minus 25 bps	Goldman Sachs & Co.	01/20/17	136,790	—	136,790
8,398	3 Month LIBOR	JPY	1,000,000	3 Month JPY LIBOR minus 43.25 bps	Hong Kong & Shanghai Bank	02/10/17	(1,415,687)	—	(1,415,687)
1,993	3 Month LIBOR	EUR	1,550	3 Month EURIBOR minus 31.75 bps	Hong Kong & Shanghai Bank	09/28/17	258,222	—	258,222
1,150	3 Month LIBOR	EUR	1,000	3 Month EURIBOR minus 25 bps	JPMorgan Chase	01/20/17	30,705	—	30,705
109,730	3 Month LIBOR	EUR	95,500	3 Month EURIBOR minus 26.95 bps	JPMorgan Chase	02/17/17	3,093,931	—	3,093,931
1,351	1 Month LIBOR plus 88 bps	MXN	20,000	28 Day Mexican Interbank Rate	JPMorgan Chase	03/08/17	286,220	—	286,220
1,700	3 Month LIBOR	JPY	200,000	3 Month JPY LIBOR minus 46.75 bps	JPMorgan Chase	05/03/17	(263,477)	—	(263,477)
4,138	3 Month LIBOR plus 54.25 bps	JPY	500,000	0.155%	JPMorgan Chase	10/26/17	(796,881)	—	(796,881)
25,668	3 Month LIBOR	EUR	23,000	3 Month EURIBOR minus 38.15 bps	JPMorgan Chase	04/27/19	(93,813)	—	(93,813)
12,037	3 Month LIBOR	EUR	10,800	(0.613)%	JPMorgan Chase	02/22/20	(77,852)	—	(77,852)
28,500	3 Month LIBOR	JPY	3,204,000	3 Month JPY LIBOR minus 99.25 bps	JPMorgan Chase	04/03/20	144,786	—	144,786
208,027	3 Month LIBOR	JPY	23,360,000	3 Month JPY LIBOR minus 98.63 bps	JPMorgan Chase	04/06/20	1,005,938	—	1,005,938
15,624	3 Month LIBOR	EUR	14,000	3 Month EURIBOR minus 44.30 bps	JPMorgan Chase	04/27/21	(46,322)	—	(46,322)
7,865	3 Month LIBOR	EUR	7,000	(0.443)%	JPMorgan Chase	08/22/21	(74,269)	—	(74,269)

							$3,397,923	$(387,445)	$3,785,368

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2016.

Total return swap agreements outstanding at July 31, 2016:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value(1)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC total return swap agreements:
Citigroup Global Markets	08/09/16	520,000	Pay fixed payments of .13% and receive variable payments based on Federal National Mortgage Association 30 Year TBA	$3,200,466	$—	$3,200,466
JPMorgan Chase	08/26/16	105,130	Pay variable payments based on 1 Day USOIS plus 28 bps and receive variable payments based on U.S. Treasury Note	(141,723)	—	(141,723)

JPMorgan Chase	08/26/16	105,045	Pay variable payments based on 1 Day USOIS plus 28 bps and receive variable payments based on U.S. Treasury Note	647,689	—	647,689
JPMorgan Chase	08/26/16	105,175	Pay variable payments based on 1 Day USOIS plus 28 bps and receive variable payments based on U.S. Treasury Note	755,515	—	755,515
JPMorgan Chase	08/26/16	105,055	Pay variable payments based on 1 Day USOIS plus 28 bps and receive variable payments based on U.S. Treasury Note	755,323	—	755,323
JPMorgan Chase	08/26/16	104,845	Pay variable payments based on 1 Day USOIS plus 28 bps and receive variable payments based on U.S. Treasury Note	746,573	—	746,573
Deutsche Bank AG	09/08/16	27,600	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	2,071,066	—	2,071,066
Deutsche Bank AG	09/08/16	13,800	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	579,246	—	579,246
Deutsche Bank AG	09/08/16	27,600	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	2,884,396	—	2,884,396
Deutsche Bank AG	09/08/16	13,800	Pay variable payments based on 1 Day USOIS plus 30 bps and receive variable payments based on U.S. Treasury Strip	800,816	—	800,816
Credit Suisse First Boston Corp.	01/12/41	60,642	Receive fixed payments based on the IOS.FN30.450.10 Index and pay variable payments based on the 1 Month LIBOR	79,150	(176,353)	255,503
Citigroup Global Markets	08/20/16	(50,000)	Receive variable payments based on 1 Day USOIS plus 6 bps and pay variable payments based on 1 Day Overnight Fed Funds Effective Rate	(502,224)	—	(502,224)
Citigroup Global Markets	08/19/16	(50,000)	Receive variable payments based on 1 Day USOIS plus 7 bps and pay variable payments based on U.S. Treasury Bond	(832,968)	—	(832,968)

				$11,043,325	$(176,353)	$11,219,678

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of July 31, 2016.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$2,224,872,194	$73,740,850
Non-Residential Mortgage-Backed Securities	—	358,369,546	—
Residential Mortgage-Backed Securities	—	450,645,006	—
Bank Loans	—	468,358,854	11,365,058

Commercial Mortgage-Backed Securities	—	1,603,772,763	—
Corporate Bonds	—	7,332,567,192	—
Foreign Agencies	—	390,710,581	—
Municipal Bonds	—	170,039,474	—
Residential Mortgage-Backed Securities	—	734,930,850	147,019,592
Sovereign Bonds	—	893,306,710	—
U.S. Government Agency Obligations	—	465,516,388	—
U.S. Treasury Obligations	—	790,867,563	—
Preferred Stocks	9,292,230	—	—
Affiliated Mutual Funds	767,967,843	—	—
Other Financial Instruments*
Futures Contracts	223,721,448	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(16,173,693)	—
OTC Cross Currency Exchange Contracts	—	(135,294)	—
OTC Interest Rate Swap Agreements	—	226,385	—
Centrally Cleared Interest Rate Swap Agreements	—	(229,778,299)	—
OTC Credit Default Swap Agreements	—	(3,097,530)	214,820
Centrally Cleared Credit Default Swap Agreements	—	333,290	—
OTC Currency Swap Agreements	—	3,397,923	—
OTC Total Return Swap Agreements	—	11,043,325	—

Total	$1,000,981,521	$15,649,773,228	$232,340,320

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Collateralized Loan Obligations	Non-Residential Mortgage-Backed Securities	Residential Mortgage- Backed Securities	Bank Loans	Commercial Mortgage- Backed Securities	Credit Default Swap Agreements	Forward Rate Agreements
Balance as of 10/31/15	$—	$42,421,200	$58,811,936	$12,121,105	$5,844,178	$—	$(1,225,560)
Realized gain (loss)	—	—	1,017,157	(23,870)	—	—	—	***
Change in unrealized appreciation (depreciation)**	(190,650)	—	(1,432,194)	(43,387)	—	214,820	1,225,560
Purchases	73,931,500	—	70,095,029	4,925,000	—	—	—
Sales/Paydowns	—	—	(71,521,124)	(1,711,448)	—	—	—
Accrued discount/premium	—	—	130,927	12,368	—	—	—
Transfers into Level 3	—	—	134,939,288	5,454,433	—	—	—
Transfers out of Level 3	—	(42,421,200)	(45,021,427)	(9,369,143)	(5,844,178)	—	—

Balance as of 07/31/16	$73,740,850	$—	$147,019,592	$11,365,058	$—	$214,820	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation(depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $(1,566,718) was relating to securities held at the reporting period end.
***	The realized loss incurred during the period for other financial instruments was $(2,257,684).

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of July 31, 2016	Valuation Methodology	Unobservable Inputs
Bank Loans	$11,365,058	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	147,019,592	Market Approach	Single Broker Indicative Quote
Collateralized Loan Obligations	73,740,850	Market Approach	Single Broker Indicative Quote
Credit Default Swap Agreements	214,820	Market Approach	Single Broker Indicative Quote

	$232,340,320

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Bank Loans	$9,369,143	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quote
Non-Residential Mortgage-Backed Securities	42,421,200	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Commercial Mortgage-Backed Securities	5,844,178	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Residential Mortgage-Backed Securities	45,021,427	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Bank Loans	5,454,433	L2 to L3	Multiple Broker Quote to Single Indicative Broker Quote
Residential Mortgage-Backed Securities	134,939,288	L2 to L3	Evaluated Bid to Single Indicative Broker Quote

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day (generally 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Subject to guidelines adopted by the Board, each Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

Certain Funds invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), each a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 17

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 16, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date September 16, 2016

*	Print the name and title of each signing officer under his or her signature.